UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2017

Date of reporting period:	04/30/2017

Item 1 – Reports to Stockholders

PRUDENTIAL ABSOLUTE RETURN BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To seek positive returns over the long term, regardless of market conditions

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Absolute Return Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Absolute Return Bond Fund

June 15, 2017

Prudential Absolute Return Bond Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/17 (without sales charges)	Average Annual Total Returns as of 4/30/17 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	2.74	0.86	1.65	1.53 (3/30/11)
Class C	2.36	3.83	1.84	1.56 (3/30/11)
Class Q	2.92	5.99	2.90	2.64 (3/30/11)
Class Z	2.86	5.85	2.85	2.57 (3/30/11)
BofAML USD LIBOR 3-Month CM Index	0.45	0.77	0.41	0.40
Lipper Alternative Credit Focus Funds Average	2.39	5.73	2.37	2.36

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 fiscal years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	None	None

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Benchmark Definitions

BofAML USD LIBOR 3-Month CM Index—The Bank of America Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index (BofAML USD LIBOR 3-Month CM Index) is an unmanaged index that tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that current day fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Lipper Alternative Credit Focus Funds Average—The Lipper Alternative Credit Focus Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Alternative Credit Focus Funds universe for the periods noted. Funds in the Lipper Average are funds that, by prospectus language, invest in a wide range of credit-structured vehicles by using either fundamental credit research analysis or quantitative credit portfolio modeling trying to benefit from any changes in credit quality, credit spreads, and market liquidity.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Distributions and Yields as of 4/30/17
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.10	2.06	1.99
Class C	0.07	1.41	1.34
Class Q	0.12	2.48	2.48
Class Z	0.11	2.40	2.33

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

Prudential Absolute Return Bond Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/17 (%)
AAA	19.0
AA	9.7
A	8.5
BBB	17.4
BB	17.7
B	8.2
CCC	0.8
C	0.1
Not Rated	4.3
Cash/Cash Equivalents	14.4
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

Prudential Absolute Return Bond Fund	7

Fees and Expenses (continued)

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Absolute Return Bond Fund		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,027.40	1.15%	$5.78
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class C	Actual	$1,000.00	$1,023.60	1.90%	$9.53
	Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49
Class Q	Actual	$1,000.00	$1,029.20	0.85%	$4.28
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26
Class Z	Actual	$1,000.00	$1,028.60	0.90%	$4.53
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2017, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 82.0%

ASSET-BACKED SECURITIES 26.5%

Collateralized Loan Obligations 13.3%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.183	%(c)	07/15/26	13,250	$13,250,199
AIMCO CLO (Cayman Islands),
Series 2014-AA, Class B1, 144A	3.156	(c)	07/20/26	5,000	4,985,978
Series 2014-AA, Class B2, 144A	4.580		07/20/26	1,000	1,003,272
Avery Point V CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.618	(c)	07/17/26	4,500	4,507,385
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 144A	2.293	(c)	10/22/25	5,000	5,000,210
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 144A	2.328	(c)	04/17/26	7,250	7,204,717
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.688	(c)	04/18/27	12,500	12,509,016
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A2B, 144A	3.339		07/15/24	10,000	10,001,495
Benefit Street Partners CLO V Ltd. (Cayman Islands), Series 2014-VA, Class AR, 144A	2.356	(c)	10/20/26	10,000	9,974,871
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-1A, Class B1, 144A	2.908	(c)	04/17/25	5,250	5,250,860
Series 2013-1A, Class B2, 144A	3.020		04/17/25	6,200	6,199,628
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.358	(c)	07/15/26	5,000	4,999,550
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.608	(c)	07/15/26	7,600	7,607,904
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class AR, 144A	2.408	(c)	01/16/26	2,500	2,501,279
ICG US CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A1AR, 144A	—	(c)(p)	01/25/27	12,500	12,500,000
Series 2014-3A, Class A1B, 144A(g)	3.280		01/25/27	11,000	10,999,194
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-2A, Class A2B, 144A	3.070		04/25/25	2,000	1,979,483
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.698	(c)	04/15/27	12,000	12,018,565
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.339	(c)	05/15/26	10,000	10,002,154
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.396	(c)	10/15/26	7,000	7,001,410

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
OneMain Financial Issuance Trust,
Series 2014-2A, Class C, 144A	4.330%		09/18/24	8,000	$8,021,436
Series 2015-1A, Class B, 144A	3.850		03/18/26	2,000	2,013,223
Series 2015-2A, Class B, 144A(g)	3.100		07/18/25	5,246	5,216,082
Oportun Funding IV LLC, Series 2016-C, Class B, 144A	4.850		11/08/21	6,665	6,610,544
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.656	(c)	07/20/27	12,000	12,050,405
Regatta Funding LP (Cayman Islands), Series 2013-2A, Class A1R, 144A	2.698	(c)	01/15/29	7,250	7,282,645
Regatta III Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.678	(c)	04/15/26	1,500	1,507,233
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.608	(c)	10/15/26	2,729	2,732,180
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	3.089	(c)	05/15/26	3,800	3,800,776
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.856	(c)	10/20/23	550	550,968
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A1, 144A	2.608	(c)	01/18/26	4,750	4,752,213
Series 2014-1A, Class AR, 144A	2.338	(c)	04/18/26	4,250	4,255,012
Voya CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	2.576	(c)	07/25/26	3,250	3,255,232
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.376	(c)	04/20/26	1,500	1,499,506
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A^	2.431	(c)	04/20/29	4,000	4,000,000
West CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	4.439	(c)	10/30/23	1,750	1,749,788

					218,794,413

Non-Residential Mortgage-Backed Securities 2.9%
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.484	(c)	05/05/27	15,250	15,275,513
OZLM Funding XV Ltd. (Cayman Islands), Series 2016-15A, Class A1, 144A	2.406	(c)	01/20/29	22,750	22,822,493
Sierra Timeshare Receivables Funding LLC, Series 2012-3A, Class A, 144A	1.870		08/20/29	122	122,360
Springleaf Funding Trust,
Series 2015-AA, Class B, 144A	3.620		11/15/24	3,430	3,435,106
Series 2015-AA, Class C, 144A	5.040		11/15/24	6,000	6,046,454

					47,701,926

See Notes to Financial Statements.

10

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities 10.3%
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A2	2.191	%(c)	10/25/34	3,681	$3,657,476
Series 2004-3, Class 2A5	2.071	(c)	10/25/34	1,984	1,899,952
Series 2005-3, Class M1	1.430	(c)	09/25/35	1,093	1,083,113
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.891	(c)	09/25/33	496	485,428
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-1, Class M1	2.341	(c)	02/25/33	1,868	1,778,551
Series 2003-10, Class AV1	1.751	(c)	12/25/33	3,631	3,529,827
Series 2005-R10, Class A2C	1.321	(c)	01/25/36	346	343,461
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3	1.991	(c)	11/25/32	867	849,411
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W5, Class M1	2.041	(c)	10/25/33	41	38,675
Series 2003-W7, Class M1	2.026	(c)	03/25/34	1,177	1,094,207
Series 2003-W8, Class M1	2.041	(c)	12/25/33	898	819,643
Series 2003-W9, Class M1	2.026	(c)	01/25/34	2,110	1,978,628
Series 2004-W6, Class AF	4.123	(c)	05/25/34	246	249,343
Series 2004-W6, Class AV5	1.791	(c)	05/25/34	587	557,557
Asset Backed Funding Certificates, Series 2004-OPT5, Class A1	1.691	(c)	06/25/34	1,452	1,373,490
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A2	1.671	(c)	11/25/33	1,758	1,686,328
Series 2003-HE6, Class A3B	1.951	(c)	11/25/33	3,546	3,273,841
Series 2004-HE3, Class M1	1.801	(c)	06/25/34	3,134	2,975,124
Bear Stearns Asset-Backed Securities Trust, Series 2002-2, Class A1	1.651	(c)	10/25/32	1,412	1,380,923
Series 2003-3, Class A2	2.171	(c)	06/25/43	147	144,298
Series 2003-HE1, Class M1	2.086	(c)	01/25/34	2,418	2,361,304
Series 2004-FR2, Class M2	2.011	(c)	06/25/34	1,100	1,025,954
Series 2004-HE5, Class M1	1.846	(c)	07/25/34	5,039	4,838,542
Series 2004-HE11, Class M2	2.566	(c)	12/25/34	4,235	4,152,574
Chase Funding Trust, Series 2002-3, Class 2A1	1.631	(c)	08/25/32	318	291,082
Series 2003-4, Class 1A5	5.315	(c)	05/25/33	824	845,664
CIM Trust, Series 2017-3, Class A3, 144A^	2.983	(c)	01/25/57	6,609	6,608,397
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT1, Class M1	1.621	(c)	02/25/35	317	301,895
Series 2005-WF1, Class A5	5.010	(c)	11/25/34	90	92,662

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates, Series 2003-BC4, Class M1	2.041	%(c)	07/25/33	1,128	$1,075,132
Series 2004-BC4, Class M1	2.041	(c)	11/25/34	821	788,563
Series 2004-1, Class M1	1.741	(c)	03/25/34	176	170,262
Series 2004-3, Class 1A	1.411	(c)	08/25/34	8,501	7,750,961
Series 2004-6, Class 1A1	1.531	(c)	12/25/34	2,207	2,091,471
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB3, Class AF1	3.379	(c)	12/25/32	178	175,234
Series 2003-CB5, Class M1	2.011	(c)	11/25/33	839	801,789
Series 2004-CB1, Class AF1	4.520		10/25/32	1,974	1,991,141
CSMC Trust, Series 2016-RPL1, Class A1, 144A	3.934	(c)	12/26/46	6,726	6,695,807
Finance America Mortgage Loan Trust, Series 2003-1, Class M1	2.041	(c)	09/25/33	2,356	2,210,291
Series 2004-2, Class M1	1.816	(c)	08/25/34	6,671	6,324,069
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A2	1.751	(c)	08/25/34	1,357	1,270,434
Fremont Home Loan Trust, Series 2004-4, Class M1	1.786	(c)	03/25/35	2,512	2,389,508
GSAMP Trust, Series 2003-HE2, Class A1A, 144A	1.591	(c)	08/25/33	989	923,013
Series 2004-AR1, Class A2B	2.191	(c)	06/25/34	1,422	1,405,180
Series 2004-FM1, Class M1	1.966	(c)	11/25/33	289	274,440
Series 2004-FM2, Class M1	1.741	(c)	01/25/34	2,028	1,930,842
Series 2004-NC2, Class A1B	1.891	(c)	10/25/34	1,787	1,543,972
Home Equity Asset Trust, Series 2003-6, Class M1	2.041	(c)	02/25/34	1,271	1,214,830
Series 2004-3, Class M1	1.846	(c)	08/25/34	1,431	1,328,452
Series 2004-7, Class A2	1.831	(c)	01/25/35	1,050	1,003,184
HSBC Home Equity Loan Trust U.S.A., Series 2007-3, Class A4	2.478	(c)	11/20/36	234	234,046
JPMorgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1	1.421	(c)	12/25/35	916	905,127
Long Beach Mortgage Loan Trust,
Series 2003-4, Class AV1	1.611	(c)	08/25/33	1,464	1,368,004
Series 2004-2, Class A1	1.431	(c)	06/25/34	985	901,750
Mastr Asset-Backed Securities Trust,
Series 2003-OPT1, Class M2	3.766	(c)	12/25/32	1,143	1,125,266
Series 2003-WMC2, Class M2	3.466	(c)	08/25/33	1,097	1,084,169
Series 2005-NC1, Class M1	1.711	(c)	12/25/34	8,247	7,752,800
Merrill Lynch Mortgage Investors Trust, Series 2002-HE1, Class A1	1.991	(c)	08/25/32	3,550	3,455,869

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE3, Class M1	2.011	%(c)	10/25/33	3,677	$3,488,508
Series 2003-NC6, Class M1	2.191	(c)	06/25/33	713	698,339
Series 2003-NC8, Class M1	2.041	(c)	09/25/33	699	669,714
Series 2003-NC10, Class M1	2.011	(c)	10/25/33	950	906,665
Series 2004-HE3, Class M1	1.846	(c)	03/25/34	690	655,518
Series 2004-HE4, Class M1	1.891	(c)	05/25/34	5,863	5,638,544
Series 2004-HE5, Class M1	1.936	(c)	06/25/34	978	933,081
Series 2004-NC3, Class M1	1.786	(c)	03/25/34	2,365	2,230,081
Series 2004-NC5, Class M1	1.891	(c)	05/25/34	307	286,502
Series 2004-NC6, Class M1	1.891	(c)	07/25/34	2,030	1,934,985
Series 2004-OP1, Class M1	1.861	(c)	11/25/34	1,941	1,816,225
Series 2004-WMC1, Class M1	1.921	(c)	06/25/34	147	142,795
Morgan Stanley Home Equity Loan Trust, Series 2006-1, Class A2C	1.321	(c)	12/25/35	197	197,267
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class C, 144A	3.910		08/16/21	4,100	4,104,097
Option One Mortgage Accep Corp. Asset-Backed Certificates,
Series 2003-3, Class A1	1.571	(c)	06/25/33	1,724	1,619,421
Series 2003-4, Class A2	1.631	(c)	07/25/33	804	750,047
Option One Mortgage Loan Trust,
Series 2004-1, Class M1	1.891	(c)	01/25/34	1,940	1,796,140
Series 2005-1, Class A4	1.791	(c)	02/25/35	292	290,878
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-WCH1, Class M3	1.831	(c)	01/25/36	1,500	1,480,322
Series 2005-WCW1, Class M1	1.441	(c)	09/25/35	933	927,581
RAMP Trust, Series 2005-EFC3, Class M3	1.481	(c)	08/25/35	715	713,773
RASC Trust,
Series 2005-KS3, Class M4	1.696	(c)	04/25/35	646	645,013
Series 2005-KS11, Class M1	1.391	(c)	12/25/35	800	788,957
Saxon Asset Securities Trust, Series 2005-3, Class M1	1.451	(c)	11/25/35	336	333,974
Securitized Asset-Backed Receivables LLC Trust,
Series 2004-NC1, Class M1	1.771	(c)	02/25/34	1,383	1,303,064
Series 2004-OP1, Class M1	1.756	(c)	02/25/34	4,661	4,371,868
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC4, Class M1	1.891	(c)	11/25/34	1,787	1,680,987
Series 2004-BC2, Class M1	1.816	(c)	05/25/35	2,578	2,442,085

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Specialty Underwriting & Residential Finance Trust, (cont’d.)
Series 2004-BC3, Class M1	1.921	%(c)	07/25/35		1,540	$1,484,230
Series 2004-BC4, Class A2C	1.971	(c)	10/25/35		1,388	1,345,108
Structured Asset Investment Loan Trust,
Series 2004-1, Class A3	1.791	(c)	02/25/34		3,174	3,041,132
Series 2004-8, Class A8	1.991	(c)	09/25/34		2,123	2,029,509
Series 2004-BNC1, Class A2	1.991	(c)	09/25/34		3,976	3,856,412
Series 2005-3, Class M2	1.651	(c)	04/25/35		1,515	1,487,569
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF4, Class M1	1.391	(c)	11/25/35		5	4,667
Volt LVII LLC, Series 2017-NPL4, Class A1, 144A^	3.375		04/25/47		940	940,000
Volt XLIV LLC, Series 2016-NPL4, Class A1, 144A	4.250		04/25/46		2,962	2,989,876

						169,927,890

TOTAL ASSET-BACKED SECURITIES (cost $433,792,907)						436,424,229

BANK LOANS(c) 1.6%

Capital Goods 0.1%
Parkdean Resorts Holdco Ltd. (United Kingdom)	4.504		03/03/24	GBP	1,000	1,309,542
XPO Logistics, Inc.	3.371		11/01/21		805	809,430

						2,118,972

Chemicals 0.1%
CeramTec GmbH (Germany)	3.750		08/30/20	EUR	1,700	1,865,700

Consumer 0.3%
Motor Fuel Group (United Kingdom)	5.500		07/15/22	GBP	3,000	3,904,228

Foods 0.1%
Albertsons LLC	4.406		06/22/23		1,583	1,589,726

Healthcare & Pharmaceutical 0.4%
CHS Community Health Systems, Inc.	3.546		01/25/19		3,562	3,561,370
CHS Community Health Systems, Inc.	3.798		12/31/19		121	120,205
CHS Community Health Systems, Inc.	4.170		01/27/21		222	220,560
Valeant Pharmaceuticals International, Inc.	5.740		04/01/22		3,121	3,135,500

						7,037,635

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
BANK LOANS(c) (Continued)

Retailers 0.3%
Douglas Holding AG (Germany)	3.750%		08/12/22	EUR	2,000	$2,191,612
Euro Garages (United Kingdom)	5.867		01/30/23	GBP	2,100	2,721,868

						4,913,480

Technology 0.3%
BMC Software Finance, Inc.	5.109		09/10/20		1,915	1,923,012
First Data Corp.	2.988		06/02/20		3,209	3,215,393
First Data Corp.	4.121		07/10/22		210	210,920

						5,349,325

TOTAL BANK LOANS (cost $28,027,706)						26,779,066

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.5%
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361		02/10/51		1,045	1,056,970
COMM Mortgage Trust,
Series 2012-CR1, Class XA, IO	2.062	(c)	05/15/45		11,894	920,298
Series 2013-CR7, Class A3	2.929		03/10/46		265	267,920
Series 2015-LC19, Class XB, IO, 144A	0.357	(c)	02/10/48		123,049	2,329,121
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.310	(c)	12/10/49		1,157	1,169,397
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class XB, IO	0.399	(c)	04/15/50		66,743	1,253,887
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A (original cost $13,906,686; purchased 12/09/16)(f)(g)	3.935	(c)	12/10/36		15,500	14,504,066
FHLMC Multifamily Structured Pass-Through Certificates,
Series K007, Class X1, IO	1.226	(c)	04/25/20		4,226	111,129
Series K008, Class X1, IO	1.772	(c)	06/25/20		20,678	776,796
Series K010, Class X1, IO	0.457	(c)	10/25/20		20,377	117,267
Series K018, Class X1, IO	1.531	(c)	01/25/22		15,750	827,779
Series K020, Class X1, IO	1.573	(c)	05/25/22		20,591	1,229,012
Series K021, Class X1, IO	1.609	(c)	06/25/22		4,244	265,561
Series K025, Class X1, IO	1.003	(c)	10/25/22		94,144	3,722,071
Series K055, Class X1, IO	1.502	(c)	03/25/26		23,280	2,298,232
Series K710, Class X1, IO	1.886	(c)	05/25/19		461	13,083
Series K711, Class X1, IO	1.811	(c)	07/25/19		3,769	107,813

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Corp. II,
Series 2013-GC10, Class XB, IO, 144A	0.642	%(c)	02/10/46	103,126	$2,755,341
Series 2014-GC20, Class XB, IO	0.491	(c)	04/10/47	28,307	802,478
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class XB, IO	0.474	(c)	08/15/47	45,056	1,012,129
Series 2015-C27, Class XB, IO	0.586	(c)	02/15/48	52,766	1,572,459
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-CB20, Class A4	5.794	(c)	02/12/51	30	30,272
Series 2007-LD11, Class A4	6.004	(c)	06/15/49	169	169,209
Series 2013-LC11, Class XB, IO	0.747	(c)	04/15/46	34,956	1,026,372
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XB, IO, 144A	0.341	(c)	08/15/45	65,968	874,650
Series 2013-C8, Class XB, IO, 144A	0.497	(c)	12/15/48	68,276	1,626,942
Morgan Stanley Capital I Trust, Series 2015-XLF1, Class B, 144A	2.744	(c)	08/14/31	8,400	8,410,331
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class XB, IO, 144A	0.494	(c)	04/10/46	140,883	3,181,955
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C32, Class A1A	5.922	(c)	06/15/49	484	482,867
Series 2007-C33, Class A4	6.179	(c)	02/15/51	13	12,646
Series 2007-C34, Class A1A	5.608	(c)	05/15/46	4,735	4,760,350

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $58,764,828)					57,688,403

CORPORATE BONDS 33.2%

Airlines 0.6%
American Airlines, Pass-Through Trust, Series 2013-1, Class A, Pass Through Certificates(h)	4.000		01/15/27	2,964	3,052,911
Continental Airlines, Inc., Pass-Through Trust,
Series 2007-1, Class A, Pass-Through Certificates	5.983		10/19/23	899	988,576
Series 2012-2, Class A, Pass-Through Certificates	4.000		04/29/26	106	110,136
Series 2012-3, Class C, Pass-Through Certificates	6.125		04/29/18	3,000	3,108,750
Delta Air Lines, Inc., Pass-Through Trust,
Series 2007-1, Class A, Pass-Through Certificates	6.821		02/10/24	724	829,035
Series 2011-1, Class A, Pass-Through Certificates	5.300		10/15/20	63	66,323
United Airlines Pass-Through Trust, Series 2013-1, Class A, Pass-Through Certificates	4.300		02/15/27	2,149	2,254,013

					10,409,744

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Auto Manufacturers 0.2%
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43		2,230	$2,436,226
Jaguar Land Rover Automotive PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	2.200		01/15/24	EUR	450	489,646

						2,925,872

Auto Parts & Equipment 0.4%
Lear Corp.,
Gtd. Notes	5.250		01/15/25		5,375	5,700,978
Gtd. Notes	5.375		03/15/24		1,410	1,490,511

						7,191,489

Banks 5.6%
Bank of America Corp.,
Jr. Sub. Notes(a)	5.125	(c)	12/31/49		2,175	2,185,875
Jr. Sub. Notes	6.100	(c)	12/31/49		8,820	9,448,425
Sr. Unsec’d. Notes, MTN	4.443	(c)	01/20/48		1,560	1,588,623
Sr. Unsec’d. Notes, MTN	5.000		01/21/44		690	757,016
Citigroup, Inc.,
Jr. Sub. Notes	5.950	(c)	12/31/49		12,685	13,339,546
Sr. Unsec’d. Notes	8.125		07/15/39		1,455	2,140,957
Sub. Notes	4.400		06/10/25		405	416,685
Sub. Notes	4.750		05/18/46		395	394,060
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes(a)	3.750		03/26/25		1,200	1,198,920
Credit Suisse New York (Switzerland), Sr. Unsec’d. Notes, MTN	3.625		09/09/24		2,375	2,437,016
Discover Bank,
Sr. Unsec’d. Notes	4.200		08/08/23		5,500	5,781,463
Sub. Notes	7.000		04/15/20		800	892,841
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes	5.375	(c)	12/31/49		5,225	5,417,019
Sr. Unsec’d. Notes	3.850		01/26/27		3,940	4,003,800
Sr. Unsec’d. Notes	6.250		02/01/41		345	435,310
Sr. Unsec’d. Notes, MTN	4.800		07/08/44		2,105	2,259,711
JPMorgan Chase & Co.,
Jr. Sub. Notes	5.150	(c)	12/31/49		3,725	3,762,250
Jr. Sub. Notes	6.000	(c)	12/31/49		7,707	8,159,786
Jr. Sub. Notes	6.100	(c)	12/31/49		3,400	3,646,500
Jr. Sub. Notes	7.900	(c)	04/29/49		130	135,850
Morgan Stanley,
Jr. Sub. Notes	5.450	(c)	12/31/49		13,110	13,421,362
Sr. Unsec’d. Notes	4.375		01/22/47		2,435	2,463,536

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, MTN	6.375%		07/24/42		700	$906,644
Sub. Notes, MTN	4.100		05/22/23		1,710	1,775,019
People’s United Bank, Sub. Notes	4.000		07/15/24		1,125	1,132,917
State Street Corp., Jr. Sub. Notes	5.250	(c)	12/31/49		3,555	3,732,750

						91,833,881

Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200		01/15/39		250	382,597
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750		10/01/18		950	976,207
Constellation Brands, Inc., Gtd. Notes	6.000		05/01/22		450	512,868
Molson Coors Brewing Co., Gtd. Notes	2.000		05/01/17		50	50,000

						1,921,672

Biotechnology 0.0%
Amgen, Inc., Sr. Unsec’d. Notes	4.663		06/15/51		439	442,280
Celgene Corp., Sr. Unsec’d. Notes	2.125		08/15/18		30	30,120

						472,400

Building Materials 1.6%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A(g)	5.375		11/15/24		5,825	6,072,562
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A	9.375		10/12/22		1,125	1,210,781
Sr. Sec’d. Notes, RegS	9.375		10/12/22		600	645,750
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	4.750		01/11/22	EUR	1,600	1,814,427
CeramTec Group GmbH (Germany),
Gtd. Notes, 144A (original cost $500,000; purchased 07/25/13)(f)(g)	8.250		08/15/21	EUR	500	577,357
Gtd. Notes, RegS (original cost $530,000; purchased 02/24/16)(f)(g)	8.250		08/15/21	EUR	500	577,357
Griffon Corp., Gtd. Notes	5.250		03/01/22		6,450	6,595,125
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.250		03/01/21		3,090	3,282,572
Owens Corning, Inc., Gtd. Notes	4.200		12/15/22		125	131,002
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A(g)	7.500		02/15/19		3,120	3,120,312
US Concrete, Inc., Gtd. Notes	6.375		06/01/24		2,400	2,508,000

						26,535,245

Chemicals 0.9%
Agrium, Inc. (Canada),
Sr. Unsec’d. Notes	4.900		06/01/43		1,350	1,420,377
Sr. Unsec’d. Notes	6.125		01/15/41		170	200,972

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Ashland, Inc., Sr. Unsec’d. Notes	6.875%	05/15/43	4,100	$4,489,500
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43	1,765	1,486,430
Gtd. Notes(a)	5.375	03/15/44	1,300	1,132,625
Gtd. Notes	6.875	05/01/18	160	167,152
Gtd. Notes	7.125	05/01/20	125	136,250
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.625	10/01/44	15	15,460
Sr. Unsec’d. Notes	5.250	11/15/41	125	139,422
Sr. Unsec’d. Notes	9.400	05/15/39	95	153,062
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650	10/15/44	1,210	1,237,478
LYB International Finance BV,
Gtd. Notes	4.875	03/15/44	1,160	1,200,979
Gtd. Notes	5.250	07/15/43	415	447,822
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625	02/26/55	2,765	2,588,706

				14,816,235

Commercial Services 0.5%
AMN Healthcare, Inc., Gtd. Notes, 144A	5.125	10/01/24	550	555,500
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500	07/15/22	1,925	1,999,594
ERAC USA Finance LLC,
Gtd. Notes, 144A(g)	6.700	06/01/34	110	133,699
Gtd. Notes, 144A(g)	7.000	10/15/37	1,725	2,168,165
United Rentals North America, Inc.,
Gtd. Notes(a)	5.500	07/15/25	925	967,485
Gtd. Notes	5.500	05/15/27	1,600	1,646,000

				7,470,443

Computers 0.1%
NCR Corp., Gtd. Notes	6.375	12/15/23	790	846,880

Distribution/Wholesale 0.1%
H&E Equipment Services, Inc., Gtd. Notes	7.000	09/01/22	2,000	2,091,200

Diversified Financial Services 0.3%
Capital One Bank USA NA, Sub. Notes	3.375	02/15/23	2,065	2,079,172
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290	10/10/34	755	756,208
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250	05/15/19	25	26,947
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500	01/20/43	175	192,877
Navient Corp.,
Sr. Unsec’d. Notes, MTN(a)	4.875	06/17/19	970	1,001,428
Sr. Unsec’d. Notes, MTN	5.500	01/15/19	185	192,169

				4,248,801

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Electric 1.7%
Calpine Corp.,
Sr. Unsec’d. Notes(a)	5.375%	01/15/23		1,080	$1,063,800
Sr. Unsec’d. Notes(a)	5.750	01/15/25		3,575	3,458,812
DPL, Inc.,
Sr. Unsec’d. Notes	6.750	10/01/19		1,650	1,728,375
Sr. Unsec’d. Notes	7.250	10/15/21		1,475	1,578,250
Duke Energy Carolinas LLC, First Ref. Mtge.	4.000	09/30/42		50	49,964
Dynegy, Inc.,
Gtd. Notes(a)	6.750	11/01/19		5,850	5,937,750
Gtd. Notes(a)	7.375	11/01/22		6,925	6,630,687
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750	03/15/18		950	955,891
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44		800	886,494
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625	06/15/23		1,575	1,608,806
NRG Energy, Inc.,
Gtd. Notes	6.250	05/01/24		1,748	1,741,882
Gtd. Notes	6.625	03/15/23		823	835,345
Gtd. Notes	7.625	01/15/18		1,456	1,504,194
South Carolina Electric & Gas Co., First Mtge.	4.350	02/01/42		130	126,775
Westar Energy, Inc., First Mtge.	4.100	04/01/43		325	328,657

					28,435,682

Electronics 0.4%
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes	4.700	09/15/22		1,045	1,097,250
Sr. Unsec’d. Notes	5.625	12/15/20		5,400	5,805,000
Techem Energy Metering Service GmbH & Co. KG (Germany), Gtd. Notes, 144A, MTN	7.875	10/01/20	EUR	125	141,782
Techem GmbH (Germany), Sr. Sec’d. Notes, 144A	6.125	10/01/19	EUR	200	225,215

					7,269,247

Entertainment 1.4%
AMC Entertainment Holdings, Inc., Gtd. Notes, 144A	6.375	11/15/24	GBP	1,875	2,586,994
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375	06/01/24		1,015	1,050,525
Cinemark USA, Inc.,
Gtd. Notes	4.875	06/01/23		5,500	5,582,500
Gtd. Notes	5.125	12/15/22		3,200	3,296,000
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	7.000	02/28/42	GBP	2,550	3,468,007
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A(g)	5.000	08/01/18		4,615	4,649,613

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	2,000	$2,170,000

				22,803,639

Food 0.8%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750	06/15/23	5,250	5,276,250
JBS Investments GmbH (Brazil), Sr. Unsec’d. Notes, 144A(a)	7.750	10/28/20	2,650	2,778,392
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A(a)(g)	7.250	06/01/21	2,000	2,055,000
Gtd. Notes, 144A(a)(g)	7.250	06/01/21	1,000	1,027,500
Gtd. Notes, RegS(g)	8.250	02/01/20	1,500	1,536,750

				12,673,892

Forest & Paper Products 0.7%
Cascades, Inc. (Canada), Gtd. Notes, 144A	5.500	07/15/22	3,000	3,022,500
Georgia-Pacific LLC,
Gtd. Notes, 144A(g)	5.400	11/01/20	35	38,419
Sr. Unsec’d. Notes(g)(h)	7.375	12/01/25	400	510,286
International Paper Co.,
Sr. Unsec’d. Notes	4.800	06/15/44	2,770	2,833,211
Sr. Unsec’d. Notes	6.000	11/15/41	610	734,207
Sr. Unsec’d. Notes	9.375	05/15/19	100	114,254
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875	09/15/18	3,647	3,738,175

				10,991,052

Gas 0.2%
AGL Capital Corp., Gtd. Notes	4.400	06/01/43	1,375	1,357,661
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41	700	842,836
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800	11/01/43	125	132,674
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A(g)	6.375	03/30/38	551	571,055

				2,904,226

Healthcare-Services 2.6%
Aetna, Inc.,
Sr. Unsec’d. Notes	2.750	11/15/22	450	452,197

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Aetna, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.125%	11/15/42	325	$324,214
Sr. Unsec’d. Notes	4.500	05/15/42	530	559,020
Anthem, Inc.,
Sr. Unsec’d. Notes	4.650	01/15/43	120	123,922
Sr. Unsec’d. Notes	5.100	01/15/44	515	563,501
CHS/Community Health Systems, Inc., Gtd. Notes(a)	8.000	11/15/19	5,300	5,157,642
Cigna Corp., Sr. Unsec’d. Notes	5.375	02/15/42	350	410,415
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	4,500	4,685,625
Gtd. Notes(a)	5.875	05/01/23	2,000	2,176,400
Sr. Sec’d. Notes	5.250	04/15/25	2,000	2,149,380
HealthSouth Corp.,
Gtd. Notes	5.125	03/15/23	1,200	1,204,500
Gtd. Notes	5.750	11/01/24	2,900	2,954,375
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200	02/01/22	25	25,374
Sr. Unsec’d. Notes	4.625	11/15/20	4,500	4,807,548
MEDNAX, Inc., Gtd. Notes, 144A	5.250	12/01/23	2,650	2,709,625
Select Medical Corp., Gtd. Notes(a)	6.375	06/01/21	7,821	7,996,972
Tenet Healthcare Corp.,
Sr. Sec’d. Notes(a)	4.375	10/01/21	2,125	2,122,344
Sr. Sec’d. Notes	6.250	11/01/18	600	628,884
Sr. Unsec’d. Notes(a)	8.125	04/01/22	1,700	1,725,500
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.950	10/15/42	175	173,864
Sr. Unsec’d. Notes(a)	4.375	03/15/42	1,055	1,102,402

				42,053,704

Home Builders 1.8%
CalAtlantic Group, Inc., Gtd. Notes	8.375	05/15/18	4,553	4,826,180
KB Home, Gtd. Notes(a)	7.500	09/15/22	3,425	3,872,391
M/I Homes, Inc., Gtd. Notes	6.750	01/15/21	5,850	6,127,875
PulteGroup, Inc., Gtd. Notes	5.500	03/01/26	4,000	4,220,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250	04/15/21	6,700	6,885,791
William Lyon Homes, Inc., Gtd. Notes	5.750	04/15/19	3,000	3,030,000

				28,962,237

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Insurance 1.2%
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.950%	10/15/36		215	$254,700
Sr. Unsec’d. Notes	6.100	10/01/41		280	343,315
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.250	06/15/23		1,975	2,102,235
Gtd. Notes, 144A	4.850	08/01/44		1,000	1,031,448
Gtd. Notes, 144A	4.950	05/01/22		75	82,132
Gtd. Notes, 144A	6.500	05/01/42		1,530	1,929,367
Lincoln National Corp., Sr. Unsec’d. Notes	7.000	06/15/40		695	911,498
Markel Corp.,
Sr. Unsec’d.Notes	4.900	07/01/22		2,020	2,203,547
Sr. Unsec’d. Notes	5.000	03/30/43		3,125	3,276,338
Principal Financial Group, Inc., Gtd. Notes	4.350	05/15/43		975	1,002,518
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	4.250	12/06/42		795	793,587
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A(h)	4.900	09/15/44		1,950	2,144,368
Sub. Notes, 144A	6.850	12/16/39		640	873,106
TIAA Asset Management Finance LLC, Sr. Unsec’d. Notes, 144A(g)	2.950	11/01/19		1,720	1,747,682
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625	03/15/22		1,435	1,545,977

					20,241,818

Internet 0.2%
Netflix, Inc., Sr. Unsec’d. Notes, 144A	3.625	05/15/27	EUR	2,600	2,864,044

Iron/Steel 0.0%
Vale Overseas Ltd. (Brazil), Gtd. Notes(a)	6.250	08/10/26		638	697,206

Leisure Time 0.1%
Silversea Cruise Finance Ltd. (Bahamas), Sr. Sec’d. Notes, 144A	7.250	02/01/25		2,225	2,358,500

Lodging 0.9%
FelCor Lodging LP,
Gtd. Notes	6.000	06/01/25		3,400	3,629,500
Sr. Sec’d. Notes	5.625	03/01/23		1,050	1,105,241
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/21		4,500	4,702,500
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.250	09/15/22		75	76,743
Sr. Unsec’d. Notes	7.150	12/01/19		550	614,411
MGM Resorts International, Gtd. Notes	6.000	03/15/23		3,600	3,933,000

					14,061,395

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Machinery-Diversified 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21		50	$54,510

Media 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes(a)	5.750	01/15/24		1,100	1,157,750
Gtd. Notes, 144A	5.125	05/01/23		2,625	2,739,844
Gtd. Notes, 144A	5.375	05/01/25		1,650	1,720,125
Gtd. Notes, 144A	5.875	05/01/27		5,075	5,398,531
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	12/15/21		5,500	5,623,750
Sr. Unsec’d. Notes, 144A	5.125	12/15/21		706	721,885
Sr. Unsec’d. Notes, 144A	6.375	09/15/20		2,958	3,048,603
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.384	10/23/35		1,525	1,747,757
Sr. Sec’d. Notes	6.834	10/23/55		485	569,029
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes	6.500	11/15/22		135	137,700
Gtd. Notes(a)	6.500	11/15/22		365	378,231
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875	02/15/18		1,040	1,084,200
Liberty Interactive LLC, Sr. Unsec’d. Notes(a)	8.250	02/01/30		2,500	2,681,000
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375	07/28/17		3,000	3,027,750
TEGNA, Inc., Gtd. Notes, 144A	4.875	09/15/21		1,625	1,677,812
Time Warner, Inc., Gtd. Notes	3.800	02/15/27		1,350	1,344,068
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A, MTN	5.125	01/21/23	EUR	502	574,290
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(g)	6.750	09/15/22		3,000	3,142,500
Videotron Ltd. (Canada),
Gtd. Notes	5.000	07/15/22		3,000	3,180,300
Gtd. Notes, 144A	5.375	06/15/24		865	911,494

					40,866,619

Mining 0.3%
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	6.125	12/15/20		2,375	2,440,312
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750	04/16/40		2,575	2,923,538

					5,363,850

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Miscellaneous Manufacturing 0.2%
Actuant Corp., Gtd. Notes(a)	5.625%	06/15/22		3,075	$3,171,094
General Electric Co., Sr. Unsec’d. Notes	4.125	10/09/42		50	51,633
Pentair Finance SA (United Kingdom), Gtd. Notes	1.875	09/15/17		50	50,057

					3,272,784

Oil & Gas 0.7%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36		750	888,816
California Resources Corp.,
Gtd. Notes	6.000	11/15/24		65	46,150
Sec’d. Notes, 144A	8.000	12/15/22		600	459,000
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450	09/15/42		1,070	923,885
Denbury Resources, Inc., Gtd. Notes(a)	5.500	05/01/22		2,000	1,490,000
Nabors Industries, Inc.,
Gtd. Notes	4.625	09/15/21		762	769,620
Gtd. Notes	6.150	02/15/18		80	82,000
Noble Energy, Inc.,
Sr. Unsec’d. Notes	4.150	12/15/21		500	528,418
Sr. Unsec’d. Notes	5.250	11/15/43		395	413,229
Sr. Unsec’d. Notes	6.000	03/01/41		1,390	1,567,147
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400	02/14/22		1,750	1,915,552
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500	11/14/22		2,800	2,844,240

					11,928,057

Oil & Gas Services 0.0%
Cameron International Corp., Sr. Unsec’d. Notes	5.950	06/01/41		100	119,131

Packaging & Containers 0.3%
Ball Corp., Gtd. Notes	4.375	12/15/23	EUR	1,825	2,221,363
Horizon Parent Holdings Sarl (France), Sr. Sec’d. Notes, PIK, 144A	8.250	02/15/22	EUR	825	945,449
WestRock RKT Co.,
Gtd. Notes	4.450	03/01/19		35	36,434
Gtd. Notes	4.900	03/01/22		1,190	1,297,859

					4,501,105

Pharmaceuticals 0.7%
AbbVie, Inc., Sr. Unsec’d. Notes	4.500	05/14/35		4,085	4,105,511
Actavis Funding SCS,
Gtd. Notes	4.550	03/15/35		4,020	4,048,208
Gtd. Notes(a)	4.750	03/15/45		337	343,232

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Catalent Pharma Solutions, Inc., Sr. Unsec’d. Notes, 144A	4.750%	12/15/24	EUR	980	$1,134,814
Valeant Pharmaceuticals International, Inc.,
Sr. Sec’d. Notes, 144A	6.500	03/15/22		600	614,250
Sr. Unsec’d. Notes, 144A(a)	6.125	04/15/25		1,275	941,269

					11,187,284

Pipelines 0.4%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350	03/15/20		227	236,931
DCP Midstream Operating LP, Gtd. Notes	2.500	12/01/17		225	225,281
Enterprise Products Operating LLC, Sr. Unsec’d. Notes(a)	4.950	10/15/54		2,700	2,740,387
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42		125	115,619
Sr. Unsec’d. Notes	4.250	02/01/21		1,950	2,060,409
Sr. Unsec’d. Notes	5.150	10/15/43		1,350	1,450,699
MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47		145	148,468
Western Gas Partners LP, Sr. Unsec’d. Notes	4.000	07/01/22		75	77,052

					7,054,846

Real Estate Investment Trusts (REITs) 1.0%
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500	12/15/17		100	100,264
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325	03/24/25	EUR	3,775	4,194,929
Rialto Holdings LLC/Rialto Corp., Gtd. Notes, 144A	7.000	12/01/18		7,100	7,206,500
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes	5.375	06/01/23		1,965	1,994,475
Gtd. Notes	5.500	02/01/21		1,500	1,556,250
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250	12/15/24		2,000	2,060,200

					17,112,618

Retail 1.3%
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000	03/15/19		475	219,688
CVS Health Corp.,
Sr. Unsec’d. Notes(a)	5.125	07/20/45		1,765	1,972,500
Sr. Unsec’d. Notes	5.300	12/05/43		475	536,492
Douglas GmbH (Germany), Sr. Sec’d. Notes, 144A	6.250	07/15/22	EUR	1,200	1,425,015
Grupo Unicomer Co. Ltd. (El Salvador), Sr. Unsec’d. Notes, 144A	7.875	04/01/24		2,080	2,241,200
L Brands, Inc., Gtd. Notes(a)	5.625	02/15/22		6,205	6,554,031

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Retail (cont’d.)
Landry’s, Inc., Sr. Unsec’d. Notes, 144A(g)	6.750%	10/15/24	2,750	$2,880,625
Macy’s Retail Holdings, Inc., Gtd. Notes	4.300	02/15/43	705	545,550
PVH Corp., Sr. Unsec’d. Notes(a)	4.500	12/15/22	2,255	2,311,375
QVC, Inc., Sr. Sec’d. Notes	5.125	07/02/22	1,625	1,703,192
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A(g)	8.000	06/15/22	1,950	1,706,250

				22,095,918

Savings & Loans 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650	12/06/22	325	332,616

Semiconductors 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875	01/15/27	2,905	2,947,840
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500	02/01/25	2,100	2,194,500
Sensata Technologies BV, Gtd. Notes, 144A(a)	5.000	10/01/25	2,750	2,808,438

				7,950,778

Software 0.3%
First Data Corp., Gtd. Notes, 144A(a)	7.000	12/01/23	4,150	4,449,630

Telecommunications 2.0%
AT&T, Inc.,
Sr. Unsec’d. Notes	4.500	03/09/48	795	716,492
Sr. Unsec’d. Notes	4.750	05/15/46	1,520	1,423,804
Sr. Unsec’d. Notes	4.800	06/15/44	575	543,919
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125	03/11/23	3,725	3,924,131
CenturyLink, Inc., Sr. Unsec’d. Notes	5.150	06/15/17	2,035	2,042,631
CommScope Technologies Finance LLC, Sr. Unsec’d. Notes, 144A	6.000	06/15/25	1,225	1,306,156
CommScope, Inc., Gtd. Notes, 144A	5.000	06/15/21	2,275	2,337,563
Digicel Group Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23	2,050	1,947,500
Sr. Unsec’d. Notes, RegS	8.250	09/30/20	1,500	1,372,500
Sprint Communications, Inc.,
Gtd. Notes, 144A(g)	7.000	03/01/20	2,000	2,185,000
Gtd. Notes, 144A(g)	9.000	11/15/18	4,802	5,252,188
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625	04/03/18	1,885	1,906,206
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.672	03/15/55	1,011	922,982
Sr. Unsec’d. Notes(h)	5.012	08/21/54	3,010	2,920,970

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia),
Sr. Unsec’d. Notes, 144A	9.125%	04/30/18		1,300	$1,385,800
Sr. Unsec’d. Notes, RegS	9.125	04/30/18		2,335	2,489,110

					32,676,952

Textiles 0.2%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850	02/01/23		104	106,902
Springs Industries, Inc., Sr. Sec’d. Notes	6.250	06/01/21		3,425	3,532,031

					3,638,933

Transportation 0.4%
AP Moeller-Maersk A/S (Denmark), Unsec’d. Notes, 144A	2.550	09/22/19		2,450	2,463,776
Onorato Armatori SpA (Italy), Sr. Unsec’d. Notes, 144A(a)	7.750	02/15/23	EUR	3,000	3,379,012
Union Pacific Corp., Sr. Unsec’d. Notes	3.799	10/01/51		207	195,802

					6,038,590

Trucking & Leasing 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A(g)	2.875	07/17/18		450	455,391

TOTAL CORPORATE BONDS (cost $534,938,887)					546,180,116

MUNICIPAL BONDS 0.8%

California 0.5%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263	04/01/49		550	758,994
Los Angeles Department of Water & Power,
BABs, Revenue Bonds	6.008	07/01/39		3,610	4,484,198
BABs, Revenue Bonds	6.574	07/01/45		585	822,744
University of California,
BABs, Revenue Bonds	5.770	05/15/43		390	482,032
Taxable, Revenue Bonds, Series AP	3.931	05/15/45		625	624,256
Taxable, Revenue Bonds, Series J	4.131	05/15/45		675	671,274

					7,843,498

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

Colorado 0.1%
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	5.844%	11/01/50	1,190	$1,563,577

Illinois 0.0%
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395	01/01/40	360	477,511

New Jersey 0.2%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414	01/01/40	2,000	2,894,280
Rutgers State University, BABs, Revenue Bonds	5.665	05/01/40	200	237,450

				3,131,730

New York 0.0%
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52	75	73,790
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882	06/15/44	400	530,140

				603,930

Ohio 0.0%
Ohio State University, Taxable, Revenue Bonds, Series A	4.800	06/01/2111	180	179,253

Texas 0.0%
City Public Service Board of San Antonio, BABs, Taxable, Revenue Bonds	4.427	02/01/42	120	127,798

TOTAL MUNICIPAL BONDS (cost $13,862,448)				13,927,297

NON-CORPORATE FOREIGN AGENCIES 3.4%
Banco de Costa Rica (Croatia), Gov’t. Gtd. Notes, RegS	5.250	08/12/18	3,328	3,376,655
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A, MTN	2.375	02/01/22	3,000	3,030,525
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes, RegS	5.333	02/15/28	4,470	4,414,125
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875	01/15/24	1,350	1,398,938

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
NON-CORPORATE FOREIGN AGENCIES (Continued)
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, GMTN, RegS	2.125%		01/30/19	3,000	$3,004,119
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	1.875		09/15/21	2,000	1,938,896
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	4.950		07/19/22	730	760,324
Sr. Unsec’d. Notes, 144A	6.510		03/07/22	3,420	3,806,652
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	1.750		07/31/18	3,000	3,002,190
Gov’t. Gtd. Notes, RegS	1.875		11/13/19	4,000	3,978,700
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, EMTN, RegS	1.375		02/05/18	6,000	5,977,608
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, RegS	7.000		05/05/20	4,140	4,544,784
Sr. Unsec’d. Notes, 144A	3.875		04/19/22	820	821,187
Sr. Unsec’d. Notes, 144A, MTN	9.125		07/02/18	2,285	2,454,547
Majapahit Holding BV (Indonesia),
Gtd. Notes, RegS	7.750		01/20/20	2,180	2,456,860
Gtd. Notes, RegS	8.000		08/07/19	2,250	2,517,075
National Savings Bank (Sri Lanka), Sr. Unsec’d. Notes, RegS	8.875		09/18/18	1,000	1,062,770
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.125		01/17/22	200	209,570
Gtd. Notes	7.375		01/17/27	560	602,168
Gtd. Notes	8.375		05/23/21	3,875	4,388,438
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	6.299		05/15/17	325	325,445
Sr. Unsec’d. Notes, 144A	7.750		05/29/18	1,485	1,567,875

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $54,749,166)					55,639,451

RESIDENTIAL MORTGAGE-BACKED SECURITIES 5.7%
Banc of America Funding Corp.,
Series 2014-R2, Class 2A1, 144A	1.201	(c)	05/26/37	2,892	2,768,389
Series 2014-R5, Class 1A1, 144A	2.928	(c)	09/26/45	4,162	4,080,303
Series 2015-R3, Class 1A1, 144A	1.181	(c)	03/27/36	13,649	13,059,190
Series 2015-R3, Class 6A1, 144A	1.161	(c)	05/27/36	3,353	3,240,316
Series 2015-R4, Class 4A1, 144A	3.500	(c)	07/26/36	3,461	3,457,146
Bayview Opportunity Master Fund Iiib Trust, Series 2017-CRT2, Class M, 144A	2.992	(c)	11/25/27	1,039	1,037,955
Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 144A	3.142	(c)	10/25/28	1,785	1,786,417
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A3	3.360	(c)	02/25/37	249	246,047

See Notes to Financial Statements.

30

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
CSMC Trust, Series 2016-12R, Class 1A1, 144A	3.280	%(c)	02/28/47		4,495	$4,523,246
Fannie Mae Connecticut Avenue Securities,
Series 2013-CO1, Class M2	6.241	(c)	10/25/23		3,540	4,092,358
Series 2017-C01, Class 1M2	4.541	(c)	07/25/29		970	1,005,104
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M3	4.291	(c)	10/25/27		2,000	2,169,786
Series 2017-DNA1, Class M2	4.241	(c)	07/25/29		1,610	1,642,179
GSMSC Resecuritization Trust,
Series 2015-3R, Class 1A1, 144A	1.122	(c)	01/26/37		3,764	3,634,561
Series 2015-3R, Class 1A2, 144A	1.122	(c)	01/26/37		1,670	1,504,800
Series 2015-3R, Class 2A1, 144A	1.122	(c)	10/26/36		4,653	4,436,161
Series 2015-3R, Class 2A2, 144A	1.122	(c)	10/26/36		1,400	1,127,683
Series 2015-4R, Class A1, 144A	0.918	(c)	03/26/37		9,122	8,715,444
Series 2015-4R, Class A2, 144A	0.918	(c)	03/26/37		2,702	2,301,091
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	3.198	(c)	07/25/35		239	238,327
LSTAR Securities Investment Trust (Cayman Islands),
Series 2015-8, Class A2, 144A	4.483	(c)	08/01/20		7,500	7,551,794
Series 2015-9, Class A1, 144A^	2.983	(c)	10/01/20		3,317	3,323,832
Series 2016-1, Class A1, 144A	2.983	(c)	01/01/21		4,747	4,695,021
Series 2016-3, Class A, 144A	2.983	(c)	09/01/21		1,902	1,898,916
Series 2016-5, Class A1, 144A	2.983	(c)	11/01/21		2,019	2,014,870
Series 2017-1, Class A, 144A	2.983	(c)	01/01/22		3,864	3,854,114
Series 2017-3, Class A1, 144A^	2.990	(c)	04/01/22		3,930	3,899,558
Structured Asset Securities Corp., Series 2003-37A, Class 3A7	3.287	(c)	12/25/33		982	966,187
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-30, Class 2A1	5.079	(c)	10/25/33		358	364,048
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-EE, Class 2A1	3.057	(c)	12/25/34		199	200,667

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $91,794,583)						93,835,510

SOVEREIGN BONDS 3.6%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.875		04/22/21		7,175	7,849,450
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A	7.500		05/06/21		500	555,000
Sr. Unsec’d. Notes, RegS	7.500		05/06/21		2,890	3,207,900
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, EMTN(g)	3.800		08/08/17	JPY	1,010,000	8,877,218
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	2.110		10/26/17	JPY	100,000	895,841
Sr. Unsec’d. Notes	6.375		03/29/21		6,470	7,311,100

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A	3.375%		07/30/25	EUR	2,975	$3,469,478
Sr. Unsec’d. Notes, 144A, MTN	3.750		06/14/28	EUR	775	905,330
Kingdom of Belgium Government International Bond (Belgium), Unsec’d. Notes	5.000		04/24/18	GBP	2,165	2,925,868
Mongolia Government International Bond (Mongolia), Sr. Unsec’d. Notes, MTN, RegS	4.125		01/05/18		3,765	3,749,940
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS	1.610	(s)	05/31/18		161	158,404
Portugal Government International Bond (Portugal), Unsec’d. Notes, MTN, RegS	5.125		10/15/24		14,500	14,154,175
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.950		06/09/21		1,050	1,212,960
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, RegS	2.125		05/19/20		2,500	2,485,750
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625		03/30/21		1,450	1,536,623

TOTAL SOVEREIGN BONDS (cost $59,825,814)						59,295,037

U.S. TREASURY OBLIGATIONS 3.6%
U.S. Treasury Bonds(h)(k)(hh)	2.500		02/15/45		38,760	35,320,050
U.S. Treasury Bonds(h)(hh)	2.500		05/15/46		4,110	3,732,714
U.S. Treasury Bonds(h)(hh)	2.875		11/15/46		5,245	5,155,263
U.S. Treasury Notes	0.750		07/31/18		250	248,652
U.S. Treasury Notes(hh)	2.250		02/15/27		2,365	2,358,071
U.S. Treasury Strips Coupon(k)	2.143	(s)	11/15/28		1,820	1,357,290
U.S. Treasury Strips Coupon(hh)	2.174	(s)	05/15/29		4,420	3,246,004
U.S. Treasury Strips Coupon(k)	2.783	(s)	08/15/29		2,100	1,531,230
U.S. Treasury Strips Coupon	2.878	(s)	05/15/31		2,100	1,445,672
U.S. Treasury Strips Coupon(k)(hh)	3.042	(s)	11/15/35		4,200	2,471,557
U.S. Treasury Strips Coupon(hh)	3.202	(s)	08/15/40		4,200	2,062,473

TOTAL U.S. TREASURY OBLIGATIONS (cost $59,047,926)						58,928,976

				Shares
COMMON STOCK 0.1%

Oil, Gas & Consumable Fuels
Pacific Exploration and Production Corp. (Colombia)*(a) (cost $2,719,465)					66,217	1,951,422

TOTAL LONG-TERM INVESTMENTS (cost $1,337,523,730)						1,350,649,507

See Notes to Financial Statements.

32

Description				Shares		Value

SHORT-TERM INVESTMENTS 20.9%

AFFILIATED MUTUAL FUNDS 16.4%
Prudential Investment Portfolios 2 -Prudential Core Ultra Short Bond Fund(w)					206,920,796	$206,920,796
Prudential Investment Portfolios 2 -Prudential Institutional Money Market Fund (cost $62,664,331; includes $62,618,258 of cash collateral for securities on loan)(b)(w)					62,662,597	62,675,129

TOTAL AFFILIATED MUTUAL FUNDS (cost $269,585,127)						269,595,925

	Interest Rate		Maturity Date	Principal Amount (000)#
FOREIGN TREASURY OBLIGATIONS 4.1%
Japan Treasury Bill	0.000	%(ss)	06/12/17	JPY	1,085,000	9,734,350
Japan Treasury Bill	0.000	(ss)	06/19/17	JPY	2,500,000	22,430,029
Japan Treasury Bill	0.000	(ss)	07/03/17	JPY	3,870,000	34,723,907

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $67,881,792)						66,888,286

			Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* 0.4%

Call Options 0.2%
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $125.00					211	217,594
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.40			Citigroup Global Markets	EUR	2,200	272,131
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 15.00			Goldman Sachs & Co.	EUR	1,000	88,955
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 19.25			Citigroup Global Markets		7,500	483,154
Interest Rate Swaptions,
Receive a fixed rate of 1.375% and pay a floating rate based on 3 Month LIBOR, expiring 10/31/17			JPMorgan Chase		294,040	295,069
Receive a fixed rate of 1.95% and pay a floating rate based on 3 Month LIBOR, expiring 10/31/17			JPMorgan Chase		294,040	2,052,461

						3,409,364

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)

Put Options 0.2%
Interest Rate Swaptions,
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		18,060	$723,915
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		1,560	64,768
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		16,500	685,043
Pay a fixed rate of 2.75% and receive a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group		18,060	771,996
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		18,060	111,556
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		1,560	10,425
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		16,500	110,271
Pay a fixed rate of 3.60% and receive a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group		18,060	128,872

				2,606,846

TOTAL OPTIONS PURCHASED (cost $6,000,654)				6,016,210

TOTAL SHORT-TERM INVESTMENTS (cost $343,467,573)				342,500,421

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN 102.9% (cost $1,680,991,303)				1,693,149,928

OPTIONS WRITTEN* (0.2)%

Call Options (0.1)%
10 Year U.S. Treasury Notes Futures, expiring 05/26/17, Strike Price $128.00			211	(16,484)
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.80	Citigroup Global Markets	EUR	2,200	(128,948)
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 17.00	Goldman Sachs & Co.	EUR	1,000	(37,378)
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 21.25	Citigroup Global Markets		7,500	(211,151)
Interest Rate Swaptions,
Pay a fixed rate of 1.625% and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		294,040	(728,337)
Pay a fixed rate of 1.70% and receive a floating rate based on 3 Month LIBOR, expiring 10/30/17	JPMorgan Chase		294,040	(941,016)

				(2,063,314)

See Notes to Financial Statements.

34

Description	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)

Put Options (0.1)%
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.20	Citigroup Global Markets	EUR	2,200	$(16,989)
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 14.00	Goldman Sachs & Co.	EUR	1,000	(17,057)
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 17.75	Citigroup Global Markets		7,500	(83,681)
Interest Rate Swaptions,
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		18,060	(388,143)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		16,500	(373,262)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		1,560	(35,290)
Receive a fixed rate of 3.05% and pay a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group		18,060	(426,212)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/05/18	Barclays Capital Group		18,060	(198,478)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group		16,500	(193,920)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets		1,560	(18,334)
Receive a fixed rate of 3.35% and pay a floating rate based on 3 Month LIBOR, expiring 05/03/18	Barclays Capital Group		18,060	(224,377)

				(1,975,743)

TOTAL OPTIONS WRITTEN (premiums received $4,150,986)				(4,039,057)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.7% (cost $1,676,840,317)				1,689,110,871
Liabilities in excess of other assets(z) (2.7)%				(45,039,272)

NET ASSETS 100.0%				$1,644,071,599

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset-Backed Security

AUD—Australian Dollar

BABs—Build America Bonds

BBR—New Zealand Bank Bill Rate

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

bps—Basis Points

BRL—Brazilian Real

CAD—Canadian Dollar

CDO—Collateralized Debt Obligation

CDS—Credit Default Swap

CDX—Credit Derivative Index

CHF—Swiss Franc

CLO—Collateralized Loan Obligation

CLP—Chilean Peso

CMBX—Commercial Mortgage Backed Securities Index

CNH—Chinese Renminbi

COP—Colombian Peso

CPI—Consumer Price Index

CZK—Czech Koruna

EMTN—Euro Medium Term Note

EUR—Euro

FHLMC—Federal Home Loan Mortgage Corp.

GBP—British Pound

GMTN—Global Medium Term Note

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

IO—Interest Only

JPY—Japanese Yen

KRW—South Korean Won

L2—Level 2

L3—Level 3

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

MXN—Mexican Peso

NOK—Norwegian Krone

NSA—Non-Seasonally Adjusted

NZD—New Zealand Dollar

OIS—Overnight Index Swap

OTC—Over-the-counter

PHP—Philippine Peso

PIK—Payment-in-Kind

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

STRIPS—Separate Trading of Registered Interest and Principal of Securities

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USOIS—United States Overnight Index Swap

ZAR—South African Rand

See Notes to Financial Statements.

36

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $18,784,424 and 1.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $61,126,656; cash collateral of $62,618,258 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2017.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $14,936,686. The aggregate value, $15,658,780, is approximately 1.0% of net assets.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $80,004,271 is approximately 4.9% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(p)	Interest rate not available as of April 30, 2017.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(ss)	Represents zero coupon bond.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
35	10 Year Euro-Bund	Jun. 2017	$6,167,343	$6,167,949	$606
5,044	10 Year U.S. Treasury Notes	Jun. 2017	625,767,038	634,125,375	8,358,337
212	30 Year U.S. Ultra Treasury Bonds	Jun. 2017	34,454,323	34,542,750	88,427

					8,447,370

	Short Positions:
386	2 Year U.S. Treasury Notes	Jun. 2017	83,584,780	83,611,219	(26,439)
37	5 Year Euro-Bobl	Jun. 2017	5,301,082	5,314,503	(13,421)
2,023	5 Year U.S. Treasury Notes	Jun. 2017	238,022,804	239,535,844	(1,513,040)
490	20 Year U.S. Treasury Bonds	Jun. 2017	73,095,866	74,954,687	(1,858,821)
36	Euro-Schatz. DUA Index	Jun. 2017	4,404,545	4,401,473	3,072

					(3,408,649)

					$5,038,721

U.S. Treasury Obligations with a combined market value of $5,939,007 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at April 30, 2017.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Forward foreign currency exchange contracts outstanding at April 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/12/2017	Citigroup Global Markets	AUD	7,573	$5,700,000	$5,663,535	$(36,465)
Expiring 07/12/2017	UBS AG	AUD	7,425	5,623,850	5,552,425	(71,425)
Brazilian Real,
Expiring 05/03/2017	Barclays Capital Group	BRL	11,310	3,605,541	3,560,475	(45,066)
Expiring 05/03/2017	Goldman Sachs & Co.	BRL	11,310	3,583,948	3,560,475	(23,473)
Expiring 06/02/2017	Citigroup Global Markets	BRL	11,310	3,531,852	3,532,089	237
Expiring 06/02/2017	Goldman Sachs & Co.	BRL	12,561	3,960,001	3,922,672	(37,329)
Expiring 06/02/2017	Goldman Sachs & Co.	BRL	11,310	3,528,547	3,532,090	3,543
Canadian Dollar,
Expiring 07/12/2017	Citigroup Global Markets	CAD	7,247	5,437,720	5,315,115	(122,605)
Expiring 07/12/2017	UBS AG	CAD	5,400	4,075,517	3,960,539	(114,978)
Expiring 07/12/2017	UBS AG	CAD	2,484	1,863,412	1,822,140	(41,272)
Colombian Peso,
Expiring 07/12/2017	UBS AG	COP	455,979	157,316	153,298	(4,018)
Expiring 07/12/2017	UBS AG	COP	455,979	158,134	153,297	(4,837)
Czech Koruna,
Expiring 07/12/2017	Goldman Sachs & Co.	CZK	64,779	2,606,781	2,641,664	34,883
Expiring 07/12/2017	UBS AG	CZK	64,779	2,608,985	2,641,663	32,678
Expiring 07/12/2017	UBS AG	CZK	44,934	1,810,480	1,832,396	21,916
Euro,
Expiring 07/27/2017	UBS AG	EUR	12,704	13,754,000	13,902,622	148,622
Hungarian Forint,
Expiring 07/21/2017	Bank of America	HUF	565,567	1,938,168	1,972,740	34,572
Expiring 07/21/2017	UBS AG	HUF	633,150	2,180,000	2,208,476	28,476
Indian Rupee,
Expiring 06/08/2017	Bank of America	INR	168,448	2,501,270	2,603,307	102,037
Expiring 06/08/2017	Barclays Capital Group	INR	179,509	2,770,416	2,774,252	3,836
Expiring 06/08/2017	Citigroup Global Markets	INR	196,969	2,926,078	3,044,088	118,010
Expiring 06/08/2017	UBS AG	INR	64,447	994,711	996,011	1,300
Indonesian Rupiah,
Expiring 06/16/2017	Citigroup Global Markets	IDR	9,352,236	694,559	697,770	3,211
Expiring 06/16/2017	UBS AG	IDR	83,491,200	6,240,000	6,229,279	(10,721)
Expiring 07/17/2017	Citigroup Global Markets	IDR	64,429,754	4,720,128	4,789,450	69,322
Israeli Shekel,
Expiring 07/21/2017	Citigroup Global Markets	ILS	14,096	3,854,595	3,902,930	48,335
Expiring 07/21/2017	Citigroup Global Markets	ILS	1,199	327,200	332,068	4,868
Japanese Yen,
Expiring 07/27/2017	Citigroup Global Markets	JPY	328,451	3,020,000	2,957,384	(62,616)

See Notes to Financial Statements.

38

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso,
Expiring 06/08/2017	Citigroup Global Markets	MXN	24,598	$1,292,800	$1,297,639	$4,839
Expiring 06/08/2017	Citigroup Global Markets	MXN	23,461	1,212,350	1,237,652	25,302
Expiring 06/08/2017	Goldman Sachs & Co.	MXN	146,124	7,399,457	7,708,717	309,260
Expiring 06/08/2017	Goldman Sachs & Co.	MXN	15,664	808,399	826,342	17,943
Expiring 06/08/2017	Goldman Sachs & Co.	MXN	15,658	808,400	826,026	17,626
Expiring 06/08/2017	JPMorgan Chase	MXN	23,467	1,212,350	1,237,967	25,617
Expiring 06/08/2017	UBS AG	MXN	52,931	2,618,544	2,792,346	173,802
Expiring 06/08/2017	UBS AG	MXN	41,717	2,100,572	2,200,743	100,171
Expiring 06/08/2017	UBS AG	MXN	29,448	1,492,664	1,553,514	60,850
Expiring 03/27/2018	Citigroup Global Markets	MXN	61,272	3,080,000	3,090,968	10,968
New Taiwanese Dollar,
Expiring 06/08/2017	UBS AG	TWD	55,102	1,833,974	1,829,232	(4,742)
New Zealand Dollar,
Expiring 07/12/2017	Citigroup Global Markets	NZD	6,964	4,880,000	4,772,910	(107,090)
Expiring 07/12/2017	JPMorgan Chase	NZD	5,865	4,075,455	4,019,849	(55,606)
Expiring 07/12/2017	UBS AG	NZD	6,817	4,766,250	4,671,797	(94,453)
Norwegian Krone,
Expiring 07/21/2017	Goldman Sachs & Co.	NOK	4,185	491,344	487,894	(3,450)
Expiring 07/21/2017	Goldman Sachs & Co.	NOK	4,166	488,900	485,683	(3,217)
Expiring 07/21/2017	UBS AG	NOK	42,752	5,019,257	4,984,257	(35,000)
Expiring 07/21/2017	UBS AG	NOK	4,190	491,345	488,531	(2,814)
Expiring 07/21/2017	UBS AG	NOK	4,168	488,900	485,897	(3,003)
Expiring 07/21/2017	UBS AG	NOK	4,125	484,011	480,928	(3,083)
Philippine Peso,
Expiring 07/12/2017	JPMorgan Chase	PHP	119,206	2,398,994	2,376,722	(22,272)
Expiring 07/12/2017	UBS AG	PHP	61,910	1,240,000	1,234,359	(5,641)
Polish Zloty,
Expiring 07/21/2017	UBS AG	PLN	12,395	3,135,483	3,193,279	57,796
Russian Ruble,
Expiring 07/07/2017	Bank of America	RUB	76,248	1,323,885	1,318,738	(5,147)
Expiring 07/07/2017	Citigroup Global Markets	RUB	167,571	2,927,667	2,898,209	(29,458)
Expiring 07/07/2017	Citigroup Global Markets	RUB	56,390	994,710	975,291	(19,419)
Expiring 07/07/2017	Goldman Sachs & Co.	RUB	76,248	1,322,828	1,318,738	(4,090)
Singapore Dollar,
Expiring 06/16/2017	Citigroup Global Markets	SGD	7,123	5,106,501	5,100,729	(5,772)
South African Rand,
Expiring 07/07/2017	Citigroup Global Markets	ZAR	27,864	2,090,000	2,060,615	(29,385)
Expiring 07/07/2017	Citigroup Global Markets	ZAR	6,044	433,288	446,948	13,660

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Swedish Krona,
Expiring 07/21/2017	UBS AG	SEK	58,619	$6,563,069	$6,647,597	$84,528
Swiss Franc,
Expiring 07/27/2017	UBS AG	CHF	1,771	1,790,001	1,789,463	(538)
Turkish Lira,
Expiring 05/08/2017	Bank of America	TRY	2,962	798,600	832,062	33,462
Expiring 05/08/2017	Bank of America	TRY	2,934	779,050	824,220	45,170
Expiring 05/08/2017	UBS AG	TRY	4,207	1,147,179	1,181,553	34,374

				$171,269,436	$171,931,665	662,229

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/12/2017	Citigroup Global Markets	AUD	3,637	$2,718,860	$2,720,187	$(1,327)
Expiring 07/12/2017	Goldman Sachs & Co.	AUD	5,500	4,120,985	4,113,147	7,838
Expiring 07/12/2017	Goldman Sachs & Co.	AUD	3,164	2,380,356	2,366,417	13,939
Expiring 07/12/2017	UBS AG	AUD	2,725	2,037,759	2,037,704	55
Expiring 07/12/2017	UBS AG	AUD	1,204	900,292	900,154	138
Brazilian Real,
Expiring 05/03/2017	Citigroup Global Markets	BRL	11,310	3,560,090	3,560,476	(386)
Expiring 05/03/2017	Goldman Sachs & Co.	BRL	11,310	3,556,730	3,560,475	(3,745)
British Pound,
Expiring 07/27/2017	Bank of America	GBP	7,448	9,572,352	9,671,999	(99,647)
Expiring 04/24/2018	Citigroup Global Markets	GBP	2,179	2,852,558	2,854,572	(2,014)
Canadian Dollar,
Expiring 07/12/2017	UBS AG	CAD	12,713	9,430,000	9,324,109	105,891
Chilean Peso,
Expiring 07/12/2017	Citigroup Global Markets	CLP	643,473	974,959	960,772	14,187
Expiring 07/12/2017	JPMorgan Chase	CLP	2,392,840	3,670,000	3,572,759	97,241
Chinese Renminbi,
Expiring 07/26/2017	Citigroup Global Markets	CNH	15,136	2,184,855	2,181,988	2,867
Expiring 07/26/2017	UBS AG	CNH	12,736	1,833,975	1,836,036	(2,061)
Colombian Peso,
Expiring 07/12/2017	Goldman Sachs & Co.	COP	918,049	315,599	308,642	6,957
Euro,
Expiring 07/27/2017	Citigroup Global Markets	EUR	32,389	35,574,628	35,444,215	130,413
Expiring 07/27/2017	Citigroup Global Markets	EUR	3,362	3,668,680	3,678,848	(10,168)
Expiring 07/27/2017	Goldman Sachs & Co.	EUR	12,269	13,191,901	13,426,720	(234,819)
Expiring 07/27/2017	Goldman Sachs & Co.	EUR	5,186	5,581,001	5,675,408	(94,407)

See Notes to Financial Statements.

40

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indian Rupee,
Expiring 06/08/2017	UBS AG	INR	73,315	$1,125,240	$1,133,058	$(7,818)
Israeli Shekel,
Expiring 07/21/2017	UBS AG	ILS	15,041	4,109,999	4,164,462	(54,463)
Japanese Yen,
Expiring 06/12/2017	JPMorgan Chase	JPY	1,090,000	9,850,819	9,794,865	55,954
Expiring 06/19/2017	Goldman Sachs & Co.	JPY	2,500,000	22,606,839	22,472,367	134,472
Expiring 07/03/2017	Bank of America	JPY	200,000	1,834,072	1,798,914	35,158
Expiring 07/03/2017	Morgan Stanley	JPY	2,867,113	26,488,970	25,788,442	700,528
Expiring 07/03/2017	Morgan Stanley	JPY	1,000,000	9,047,268	8,994,568	52,700
Expiring 07/27/2017	Citigroup Global Markets	JPY	510,072	4,616,019	4,592,706	23,313
Expiring 07/27/2017	UBS AG	JPY	204,005	1,835,405	1,836,869	(1,464)
Expiring 07/27/2017	UBS AG	JPY	141,898	1,282,280	1,277,657	4,623
Expiring 07/27/2017	UBS AG	JPY	141,666	1,282,280	1,275,567	6,713
Mexican Peso,
Expiring 06/08/2017	Citigroup Global Markets	MXN	55,549	2,927,668	2,930,472	(2,804)
Expiring 06/08/2017	UBS AG	MXN	103,446	5,450,000	5,457,212	(7,212)
New Taiwanese Dollar,
Expiring 06/08/2017	Citigroup Global Markets	TWD	142,952	4,650,347	4,745,616	(95,269)
Expiring 06/08/2017	Citigroup Global Markets	TWD	56,129	1,850,000	1,863,334	(13,334)
Expiring 06/08/2017	UBS AG	TWD	34,920	1,133,594	1,159,263	(25,669)
New Zealand Dollar,
Expiring 07/12/2017	Citigroup Global Markets	NZD	12,344	8,572,285	8,460,110	112,175
Expiring 07/12/2017	Citigroup Global Markets	NZD	3,927	2,718,860	2,691,440	27,420
Expiring 07/12/2017	UBS AG	NZD	2,948	2,037,758	2,020,546	17,212
Norwegian Krone,
Expiring 07/21/2017	Citigroup Global Markets	NOK	48,871	5,690,000	5,697,679	(7,679)
Expiring 07/21/2017	JPMorgan Chase	NOK	13,593	1,588,891	1,584,770	4,121
Polish Zloty,
Expiring 07/21/2017	UBS AG	PLN	11,275	2,840,000	2,904,765	(64,765)
Russian Ruble,
Expiring 07/07/2017	Barclays Capital Group	RUB	14,310	250,000	247,497	2,503
Expiring 07/07/2017	Goldman Sachs & Co.	RUB	38,221	654,800	661,043	(6,243)
Expiring 07/07/2017	UBS AG	RUB	38,291	654,800	662,266	(7,466)
Singapore Dollar,
Expiring 06/16/2017	Citigroup Global Markets	SGD	3,400	2,405,440	2,434,924	(29,484)
Expiring 06/16/2017	UBS AG	SGD	5,129	3,668,681	3,673,112	(4,431)
Expiring 06/16/2017	UBS AG	SGD	3,742	2,651,018	2,679,528	(28,510)
Expiring 06/16/2017	UBS AG	SGD	2,554	1,831,829	1,828,886	2,943
Expiring 06/16/2017	UBS AG	SGD	2,551	1,831,828	1,827,104	4,724
Expiring 06/16/2017	UBS AG	SGD	1,661	1,190,000	1,189,706	294

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South African Rand,
Expiring 07/07/2017	Citigroup Global Markets	ZAR	28,739	$2,183,562	$2,125,349	$58,213
Expiring 07/07/2017	Citigroup Global Markets	ZAR	24,278	1,846,638	1,795,386	51,252
South Korean Won,
Expiring 06/21/2017	Barclays Capital Group	KRW	3,285,641	2,890,000	2,889,127	873
Expiring 06/21/2017	JPMorgan Chase	KRW	2,746,248	2,398,994	2,414,828	(15,834)
Swedish Krona,
Expiring 07/21/2017	UBS AG	SEK	59,183	6,640,000	6,711,535	(71,535)
Swiss Franc,
Expiring 07/27/2017	Citigroup Global Markets	CHF	1,809	1,829,977	1,827,974	2,003
Turkish Lira,
Expiring 05/08/2017	Goldman Sachs & Co.	TRY	5,925	1,569,742	1,664,306	(94,564)
Expiring 05/08/2017	UBS AG	TRY	2,862	780,000	803,854	(23,854)

				$266,941,483	$266,275,735	665,748

						$1,327,977

Cross currency exchange contracts outstanding at April 30, 2017:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
07/12/2017	Buy	EUR	6,405	CZK	172,779	$(42,161)	Citigroup Global Markets
07/12/2017	Buy	EUR	1,888	CZK	51,018	(15,855)	Citigroup Global Markets
07/12/2017	Buy	EUR	1,341	CZK	36,218	(10,469)	Citigroup Global Markets
07/12/2017	Buy	CZK	84,803	EUR	3,203	(43,831)	Citigroup Global Markets
04/06/2018	Buy	BRL	3,308	EUR	911	(35,156)	Citigroup Global Markets
04/06/2018	Buy	ZAR	6,875	EUR	432	6,818	Goldman Sachs & Co.

						$(140,654)

See Notes to Financial Statements.

42

Credit default swap agreements outstanding at April 30, 2017:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^:
Ameriquest Home Equity	05/30/17	1.500%	348	$44	$—	$44	Goldman Sachs & Co.
Ameriquest Home Equity	05/30/17	1.500%	229	29	—	29	Goldman Sachs & Co.
Ameriquest Home Equity	05/30/17	1.500%	211	26	—	26	Goldman Sachs & Co.
Ameriquest Home Equity	05/30/17	1.500%	348	44	—	44	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	05/30/17	1.500%	43	66	—	66	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	05/30/17	1.500%	59	91	—	91	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	05/30/17	1.500%	159	20	—	20	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	05/30/17	1.500%	552	69	—	69	Goldman Sachs & Co.
Chase Mortgage	05/30/17	1.500%	694	87	—	87	Goldman Sachs & Co.
Chase Mortgage	05/30/17	1.500%	650	81	—	81	Goldman Sachs & Co.
Chase Mortgage	05/30/17	1.500%	212	27	—	27	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	05/30/17	1.500%	168	259	—	259	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/17	1.500%	456	702	—	702	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/17	1.500%	65	100	—	100	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/17	1.500%	163	27	—	27	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/17	1.500%	115	177	—	177	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/17	1.500%	59	91	—	91	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/17	1.500%	67	103	—	103	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/17	1.500%	469	720	—	720	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/17	1.500%	122	187	—	187	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/17	1.500%	80	123	—	123	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate	05/30/17	1.500%	99	152	—	152	Goldman Sachs & Co.
Countrywide Home Equity	05/30/17	1.500%	227	28	—	28	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	05/02/17	1.500%	658	905	—	905	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	05/02/17	1.500%	360	495	—	495	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	05/02/17	1.500%	142	195	—	195	Goldman Sachs & Co.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Credit default swap agreements outstanding at April 30, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^ (cont’d):
GS Mortgage Securities Trust	05/30/17	1.500%	351	$541	$—	$541	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/17	1.500%	230	354	—	354	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/17	1.500%	77	118	—	118	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/17	1.500%	92	141	—	141	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/17	1.500%	180	276	—	276	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/17	1.500%	421	646	—	646	Goldman Sachs & Co.
GSAMP Home Equity	05/30/17	1.500%	214	27	—	27	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	05/30/17	1.500%	35	54	—	54	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	05/30/17	1.500%	236	362	—	362	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	05/30/17	1.500%	65	100	—	100	Goldman Sachs & Co.
Lehman Home Equity	05/30/17	1.500%	444	56	—	56	Goldman Sachs & Co.
LNR CDO Ltd.	05/11/17	1.500%	2,264	3,206	—	3,206	Goldman Sachs & Co.
Long Beach Home Equity	05/30/17	1.500%	400	50	—	50	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/17	1.500%	42	64	—	64	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/17	1.500%	108	166	—	166	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/17	1.500%	91	140	—	140	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/17	1.500%	73	112	—	112	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/17	1.500%	529	812	—	812	Goldman Sachs & Co.
Option One Home Equity	05/30/17	1.500%	710	89	—	89	Goldman Sachs & Co.
UBS Barclays Commercial Mortgage Trust	05/30/17	1.500%	52	80	—	80	Goldman Sachs & Co.

See Notes to Financial Statements.

44

Credit default swap agreements outstanding at April 30, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^ (cont’d):
Wells Fargo Home Equity	05/30/17	1.500%	287	$36	$—	$36	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	05/30/17	1.500%	71	109	—	109	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	05/30/17	1.500%	55	85	—	85	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	05/30/17	1.500%	107	165	—	165	Goldman Sachs & Co.

				$12,637	$—	$12,637

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2017(5)	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Anadarko Petroleum Corp.	06/20/21	1.000%	750	0.893%	$(56,543)	$4,099	$60,642
AT&T, Inc.	06/20/21	1.000%	6,540	0.669%	47,134	94,200	47,066
CIT Group Inc.	06/20/18	5.000%	2,740	0.152%	175,137	168,092	(7,045)
Eastman Chemical Co.	06/20/21	1.000%	4,860	0.445%	46,754	112,629	65,875
Ford Motor Co.	06/20/21	5.000%	8,000	0.911%	1,391,644	1,328,619	(63,025)

					$1,604,126	$1,707,639	$103,513

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2):
Deutsche Bank AS	06/20/17	1.000%	13,040	0.144%	$34,484	$(212,002)	$246,486	BNP Paribas SA
Kingdom of Saudi Arabia	12/20/21	1.000%	7,700	0.775%	86,270	(156,938)	243,208	Barclays Capital Group
People’s Republic of China	03/20/22	1.000%	5,000	0.777%	57,671	(79,787)	137,458	Deutsche Bank AG
Petroleo Brasileiro SA	06/20/18	1.000%	3,750	0.726%	16,124	(287,530)	303,654	Morgan Stanley
Petroleos Mexicanos	12/20/18	1.000%	8,000	0.766%	39,910	4,232	35,678	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%	9,450	2.436%	(734,003)	(1,224,841)	490,838	BNP Paribas SA

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Credit default swap agreements outstanding at April 30, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2) (cont’d):
Republic of Indonesia	09/20/20	1.000%	8,000	0.821%	$56,526	$(322,295)	$378,821	Barclays Capital Group
Republic of Indonesia	06/20/21	1.000%	2,100	1.005%	2,073	(83,337)	85,410	JPMorgan Chase
Republic of Italy	09/20/20	1.000%	12,000	1.364%	(127,648)	(63,450)	(64,198)	JPMorgan Chase
Republic of Panama Government	09/20/20	1.000%	1,700	0.728%	17,261	(43,542)	60,803	Deutsche Bank AG
Republic of Portugal	12/20/20	1.000%	1,800	1.872%	(51,801)	(63,832)	12,031	Goldman Sachs & Co.
Republic of Turkey	09/20/20	1.000%	2,000	1.346%	(20,330)	(148,017)	127,687	Barclays Capital Group
United Mexico States Government	12/20/20	1.000%	7,000	0.775%	63,913	(123,938)	187,851	Goldman Sachs & Co.

					$(559,550)	$(2,805,277)	$2,245,727

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on credit indices—Buy Protection(1):
CDX.NA.IG.28.V1	06/20/22	1.000%	50,000	$(779,965)	$(931,633)	$(151,668)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	3,500	$(16,411)	$44,114	$(60,525)	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%	23,500	(110,188)	312,157	(422,345)	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%	23,000	(107,843)	268,547	(376,390)	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%	7,000	(32,822)	38,818	(71,640)	UBS AG
CMBX.NA.6.AA	05/11/63	1.500%	8,000	(37,511)	(489,693)	452,182	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%	20,000	(93,777)	(669,506)	575,729	JPMorgan Chase

				$(398,552)	$(495,563)	$97,011

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection

See Notes to Financial Statements.

46

seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at April 30, 2017:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
1,817	3 Month LIBOR	GBP	1,200	3 Month GBP LIBOR minus 14.25 bps	Barclays Capital Group	04/05/18	$265,065	$—	$265,065
43	3 Month LIBOR plus 208 bps	EUR	35	4.250%	Citigroup Global Markets	07/14/17	3,241	(4,000)	7,241
79	3 Month LIBOR plus 220 bps	EUR	65	4.250%	Citigroup Global Markets	07/14/17	5,814	(6,770)	12,584
9,427	3 Month LIBOR	JPY	961,510	3 Month JPY LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	827,794	—	827,794
2,656	3 Month LIBOR	GBP	1,745	3 Month GBP LIBOR minus 9.50 bps	Hong Kong & Shanghai Bank	06/04/18	399,202	—	399,202
3,310	3 Month JPY LIBOR plus 54.25 bps	JPY	400,000	0.155%	JPMorgan Chase	10/26/17	(277,787)	—	(277,787)

							$1,223,329	$(10,770)	$1,234,099

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Forward rate agreements outstanding at April 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared forward rate agreement:
5,213,100	12/20/17	1.568%	3 Month LIBOR(1)	$—	$(1,120,754)	$(1,120,754)

Interest rate swap agreements outstanding at April 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
EUR	16,000	08/13/17	0.099%	1 Day EUR OIS(1)	$239	$(79,354)	$(79,593)
EUR	6,600	02/23/26	0.324%	1 Day EUR OIS(1)	220	78,459	78,239
GBP	3,200	02/23/21	0.639%	1 Day GBP OIS(1)	229	(38,355)	(38,584)
MXN	89,000	10/15/26	6.445%	28 Day Mexican Interbank Rate(1)	43	(341,239)	(341,282)
MXN	182,400	12/09/26	7.780%	28 Day Mexican Interbank Rate(1)	(91,711)	226,710	318,421
NZD	45,930	12/15/17	2.125%	3 Month BBR(2)	138	187,152	187,014
	118,130	08/19/17	0.524%	1 Day USOIS(1)	256	229,453	229,197
	470,690	09/09/17	0.539%	1 Day USOIS(1)	63,645	1,035,545	971,900
	114,900	10/21/17	0.590%	1 Day USOIS(1)	253	298,676	298,423
	111,480	11/01/17	0.639%	1 Day USOIS(1)	401	257,468	257,067
	230,920	11/14/17	0.675%	1 Day USOIS(1)	(20,052)	514,102	534,154
	116,245	11/22/17	0.716%	1 Day USOIS(1)	412	231,287	230,875
	127,210	01/07/18	1.093%	1 Day USOIS(1)	—	2,819	2,819
	346,000	01/26/18	1.124%	3 Month LIBOR(1)	(66,156)	(385,913)	(319,757)
	906,555	01/31/18	1.278%	1 Day USOIS(1)	—	(11,243)	(11,243)
	154,300	02/08/18	0.884%	3 Month LIBOR(1)	500	620,846	620,346
	61,940	07/11/18	0.947%	3 Month LIBOR(1)	291	218,441	218,150
	42,075	10/07/18	1.253%	1 Day USOIS(1)	—	(10,550)	(10,550)
	58,600	11/09/18	1.160%	3 Month LIBOR(1)	(22,226)	110,752	132,978
	116,540	11/17/18	1.080%	1 Day USOIS(1)	412	343,336	342,924
	175,200	11/18/18	0.911%	1 Day USOIS(1)	(9,360)	798,668	808,028
	76,310	11/22/18	1.297%	3 Month LIBOR(1)	325	(43,529)	(43,854)
	91,845	04/04/20	—(3)	—(3)	—	(29,304)	(29,304)
	263,500	05/15/21	2.202%	3 Month LIBOR(1)	(3,255,762)	(5,855,739)	(2,599,977)
	72,470	05/31/21	1.849%	3 Month LIBOR(2)	433	67,532	67,099
	79,680	05/31/21	1.948%	3 Month LIBOR(2)	476	393,610	393,134
	363,990	05/31/21	1.953%	3 Month LIBOR(2)	435,959	1,867,622	1,431,663
	191,000	05/31/21	1.980%	3 Month LIBOR(2)	931	1,188,937	1,188,006
	2,570	07/31/21	2.290%	3 Month LIBOR(1)	(42,741)	(53,419)	(10,678)
	56,400	08/31/21	2.015%	3 Month LIBOR(2)	(48,563)	267,092	315,655
	5,870	11/22/21	1.792%	3 Month LIBOR(2)	38	9,476	9,438
	10,815	03/22/22	2.175%	U.S. CPI Urban Consumers NSA Index(1)	(1,883)	(53,735)	(51,852)

See Notes to Financial Statements.

48

Interest rate swap agreements outstanding at April 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d):
15,925	04/04/22	—(4)	—(4)	$—	$(7,666)	$(7,666)
167,900	06/30/22	2.020%	3 Month LIBOR(1)	1,057	(1,583,797)	(1,584,854)
24,000	04/03/23	2.015%	3 Month LIBOR(1)	387,010	(21,137)	(408,147)
16,300	06/20/23	2.604%	3 Month LIBOR(1)	(423,982)	(679,462)	(255,480)
101,900	09/24/23	2.903%	3 Month LIBOR(1)	(4,887,263)	(5,457,533)	(570,270)
51,250	11/15/23	2.209%	3 Month LIBOR(1)	430	(525,581)	(526,011)
160	11/15/23	2.217%	3 Month LIBOR(1)	(181)	(1,718)	(1,537)
124,000	11/15/23	2.230%	3 Month LIBOR(1)	827	(1,433,774)	(1,434,601)
33,365	02/15/24	2.167%	3 Month LIBOR(1)	(305,726)	(135,428)	170,298
29,150	02/15/24	2.183%	3 Month LIBOR(1)	(26,924)	(148,403)	(121,479)
98,000	08/15/24	2.559%	3 Month LIBOR(1)	(1,570,311)	(3,327,965)	(1,757,654)
56,550	09/09/24	2.558%	3 Month LIBOR(1)	(904,582)	(1,851,119)	(946,537)
4,300	02/23/25	2.232%	3 Month LIBOR(1)	181	(37,894)	(38,075)
44,450	02/25/25	2.208%	3 Month LIBOR(1)	453	(313,041)	(313,494)
9,975	04/28/26	1.809%	3 Month LIBOR(1)	136	327,279	327,143
10,815	03/22/27	2.283%	U.S. CPI Urban Consumers NSA Index(2)	—	51,935	51,935
21,875	05/03/32	2.434%	3 Month LIBOR(2)	—	47,148	47,148
17,310	05/03/37	2.508%	3 Month LIBOR(1)	—	(55,356)	(55,356)
8,500	02/15/40	3.192%	3 Month LIBOR(1)	(567,614)	(1,100,007)	(532,393)
14,000	02/15/41	2.647%	3 Month LIBOR(1)	402	(409,010)	(409,412)
5,520	11/15/41	1.869%	3 Month LIBOR(1)	33,885	644,864	610,979
1,300	12/12/42	2.590%	3 Month LIBOR(1)	65,802	(30,658)	(96,460)
13,400	08/21/44	3.190%	3 Month LIBOR(1)	(926,224)	(1,927,329)	(1,001,105)
4,000	07/02/45	2.937%	3 Month LIBOR(1)	222	(390,126)	(390,348)
3,755	09/27/46	1.380%	1 Day USOIS(1)	218	599,326	599,108

				$(12,175,437)	$(15,720,849)	$(3,545,412)

Cash of $21,109,000 and U.S. Treasury Obligations with a combined market value of $16,859,318 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at April 30, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR plus 12 bps and receives the floating rate of 6 Month LIBOR.
(4)	The Fund pays the floating rate of 6 Month LIBOR and receives the floating rate of 3 Month LIBOR plus 11.75 bps.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	49

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Total return swap agreements outstanding at April 30, 2017:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Credit Suisse First Boston Corp.	01/12/41	12,486	Pay variable payments based on 1 Month LIBOR and receive fixed payments based on the IOS. FN30.450.10 Index	$(3,614)	$(38,632)	$35,018

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$214,794,413	$4,000,000
Non-Residential Mortgage-Backed Securities	—	47,701,926	—
Residential Mortgage-Backed Securities	—	162,379,493	7,548,397
Bank Loans	—	26,779,066	—
Commercial Mortgage-Backed Securities	—	57,688,403	—
Corporate Bonds	—	546,180,116	—
Municipal Bonds	—	13,927,297	—
Non-Corporate Foreign Agencies	—	55,639,451	—
Residential Mortgage-Backed Securities	—	86,612,120	7,223,390
Sovereign Bonds	—	59,295,037	—
U.S. Treasury Obligations	—	58,928,976	—
Common Stock	1,951,422	—	—
Affiliated Mutual Funds	269,595,925	—	—

See Notes to Financial Statements.

50

	Level 1	Level 2	Level 3
Foreign Treasury Obligations	$—	$66,888,286	$—
Options Purchased	217,594	5,798,616	—
Options Written	(16,484)	(4,022,573)	—
Other Financial Instruments*
Futures Contracts	5,038,721	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,327,977	—
OTC Cross Currency Exchange Contracts	—	(140,654)	—
OTC Credit Default Swap Agreements	—	(958,102)	12,637
Centrally Cleared Credit Default Swap Agreements	—	(48,155)	—
OTC Currency Swap Agreements	—	1,223,329	—
Centrally Cleared Forward Rate Agreements	—	(1,120,754)	—
Centrally Cleared Interest Rate Swap Agreements	—	(3,545,412)	—
OTC Total Return Swap Agreement	—	(3,614)	—

Total	$276,787,178	$1,395,325,242	$18,784,424

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities— Collateralized Loan Obligations	Asset-Backed Securities— Residential Mortgage- Backed Securities	Bank Loans	Residential Mortgage- Backed Securities	Forward Rate Agreements		Credit Default Swaps
Balance as of 10/31/16	$—	$—	$1,462,445	$15,706,240	$(5,076)		$17,900
Realized gain (loss)	—	190	23,610	125,577	—	**	—
Change in unrealized appreciation (depreciation)***	—	12,127	(16,371)	191,406	5,076		(5,263)
Purchases/Exchanges/Issuances	4,000,000	7,637,418	—	3,890,960	—		—
Sales/Paydowns	—	(101,338)	(1,469,684)	(17,045,559)	—		—
Accrued discounts/premiums	—	—	—	21,569	—		—
Transfer into Level 3	—	—	—	4,333,197	—		—

Balance as of 04/30/17	$4,000,000	$7,548,397	$—	$7,223,390	$—		$12,637

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swaps contracts, which are recorded at the unrealized appreciation (depreciation) of the instrument, and OTC swap contracts which are recorded at fair value.
**	The realized loss incurred during the period for other financial instruments was $18,006.
***	Of which, $64,089 was relating to securities held at the reporting period end.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	51

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2017	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities—Collateralized Loan Obligations	$4,000,000	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities—Residential Mortgage-Backed Securities	7,548,397	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	7,223,390	Market Approach	Single Broker Indicative Quote
Credit Default Swaps	12,637	Market Approach	Single Broker Indicative Quote

	$18,784,424

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Residential Mortgage-Backed Securities	$4,333,197	L2 to L3	Evaluated Bid to Single Broker Indicative Quote

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2017 were as follows:

Affiliated Mutual Funds (including 3.8% of collateral for securities on loan)	16.4%
Residential Mortgage-Backed Securities	16.0
Collateralized Loan Obligations	13.3
Banks	5.6
Foreign Treasury Obligations	4.1
Sovereign Bonds	3.6
U.S. Treasury Obligations	3.6
Commercial Mortgage-Backed Securities	3.5
Non-Corporate Foreign Agencies	3.4
Non-Residential Mortgage-Backed Securities	2.9
Healthcare-Services	2.6
Media	2.5
Telecommunications	2.0
Home Builders	1.8
Electric	1.7
Building Materials	1.6
Entertainment	1.4
Retail	1.3
Insurance	1.2
Real Estate Investment Trusts (REITs)	1.0%
Chemicals	1.0
Lodging	0.9
Municipal Bonds	0.8
Food	0.8
Forest & Paper Products	0.7
Oil & Gas	0.7
Pharmaceuticals	0.7
Airlines	0.6
Semiconductors	0.5
Commercial Services	0.5
Electronics	0.4
Auto Parts & Equipment	0.4
Pipelines	0.4
Healthcare & Pharmaceutical	0.4
Options Purchased	0.4
Transportation	0.4
Mining	0.3
Technology	0.3
Retailers	0.3

See Notes to Financial Statements.

52

Industry (cont’d.)
Packaging & Containers	0.3%
Software	0.3
Diversified Financial Services	0.3
Consumer	0.3
Textiles	0.2
Miscellaneous Manufacturing	0.2
Auto Manufacturers	0.2
Gas	0.2
Internet	0.2
Leisure Time	0.1
Capital Goods	0.1
Distribution/Wholesale	0.1
Oil, Gas & Consumable Fuels	0.1

Beverages	0.1%
Foods	0.1
Computers	0.1
Iron/Steel	0.0	*
Biotechnology	0.0	*
Trucking & Leasing	0.0	*
Savings & Loans	0.0	*
Oil & Gas Services	0.0	*
Machinery-Diversified	0.0	*

	102.9
Options Written	(0.2)
Liabilities in excess of other assets	(2.7)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on OTC swap agreements	$3,350,473		Unrealized depreciation on OTC swap agreements	$995,098
Credit contracts	Premiums paid for OTC swap agreements	667,868		Premiums received for OTC swap agreements	3,968,708
Credit contracts	Due from/to broker—variation margin swaps	173,583	*	Due from/to broker—variation margin swaps	221,738	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	3,347,934		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,019,957

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	53

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Fair values of derivative instruments as of April 30, 2017 as presented in the Statement of Assets and Liabilities (continued):

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	$6,818		Unrealized depreciation on OTC cross currency exchange contracts	$147,472
Foreign exchange contracts	Unaffiliated Investments	844,240		Options written outstanding, at value	495,204
Interest rate contracts	Due from/to broker—variation margin futures	8,450,442	*	Due from/to broker—variation margin futures	3,411,721	*
Interest rate contracts	Due from/to broker—variation margin swaps	10,442,141	*	Due from/to broker—variation margin swaps	15,108,307	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,546,904		Unrealized depreciation on OTC swap agreements	277,787
Interest rate contracts	—	—		Premiums received for OTC swap agreements	49,402
Interest rate contracts	Unaffiliated investments	5,171,970		Options written outstanding, at value	3,543,853

Total		$34,002,373			$30,239,247

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward and Cross Currency Contracts(2)	Forward Rate Agreements	Swaps	Total
Credit contracts	$—	$—	$—	$—	$—	$1,886,601	$1,886,601
Foreign exchange contracts	—	—	—	(2,836,240)	—	—	(2,836,240)
Interest rate contracts	(1,333,770)	336,643	(32,670,280)	—	52,704	(3,375,558)	(36,990,261)

	$(1,333,770)	$336,643	$(32,670,280)	$(2,836,240)	$52,704	$(1,488,957)	$(37,939,900)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

See Notes to Financial Statements.

54

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written	Futures	Forward and Cross Currency Contracts(4)	Forward Rate Agreements	Swaps	Total
Credit contracts	$—	$—	$—	$—	$—	$1,868,289	$1,868,289
Foreign exchange contracts	(59)	32,102	—	1,540,452	—	—	1,572,495
Interest rate contracts	15,615	79,827	14,112,706	—	(1,115,678)	33,933,772	47,026,242

	$15,556	$111,929	$14,112,706	$1,540,452	$(1,115,678)	$35,802,061	$50,467,026

(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended April 30, 2017, the average volume of derivative activities are as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)	Forward Foreign Currency Exchange Contracts— Sold(3)	Cross Currency Exchange Contracts(2)
$2,000,218	$242,007,509	$853,440,518	$359,430,254	$120,020,154	$159,511,447	$31,251,943

Credit Default Swap Agreements— Buy Protection(4)	Credit Default Swap Agreements— Sell Protection(4)	Currency Swap Agreements(4)	Forward Rate Agreements(4)	Interest Rate Swap Agreements(4)	Total Swap Agreements(4)
$50,000,000	$247,238,667	$42,575,333	$1,808,100,000	$4,655,885,060	$20,781,333

(1)	Cost.
(2)	Value at Trade Date.
(3)	Value at Settlement Date.
(4)	Notional Amount in USD.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	55

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received(4)	Net Amount
Securities on Loan	$61,126,656	$(61,126,656)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(4)	Net Amount
Bank of America	$250,399	$(104,794)	$(145,605)	$—
Barclays Capital Group	3,553,646	(2,476,708)	(1,076,938)	—
BNP Paribas SA	737,324	(737,324)	—	—
Citigroup Global Markets	1,610,808	(1,227,910)	—	382,898
Credit Suisse First Boston Corp.	843,471	(843,471)	—	—
Deutsche Bank AG	1,294,602	(499,719)	(618,079)	176,804
Goldman Sachs & Co.	854,753	(747,542)	—	107,211
Hong Kong & Shanghai Bank	399,202	—	(399,202)	—
JPMorgan Chase	3,191,602	(2,921,343)	—	270,259
Morgan Stanley	1,056,882	(287,530)	(750,000)	19,352
UBS AG	925,924	(767,413)	—	158,511

	$14,718,613

See Notes to Financial Statements.

56

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(4)	Net Amount
Bank of America	$(104,794)	$104,794	$—	$—
Barclays Capital Group	(2,476,708)	2,476,708	—	—
BNP Paribas SA	(1,436,843)	737,324	699,519	—
Citigroup Global Markets	(1,227,910)	1,227,910	—	—
Credit Suisse First Boston Corp.	(1,011,195)	843,471	167,724	—
Deutsche Bank AG	(499,719)	499,719	—	—
Goldman Sachs & Co.	(747,542)	747,542	—	—
Hong Kong & Shanghai Bank	—	—	—	—
JPMorgan Chase	(2,921,343)	2,921,343	—	—
Morgan Stanley	(287,530)	287,530	—	—
UBS AG	(767,413)	767,413	—	—

	$(11,480,997)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amount represents market value.
(4)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	57

Statement of Assets & Liabilities (unaudited)

as of April 30, 2017

Assets
Investments at value, including securities on loan of $61,126,656:
Unaffiliated investments (cost $1,411,406,176)	$1,423,554,003
Affiliated investments (cost $269,585,127)	269,595,925
Cash	123
Foreign currency, at value (cost $3,307,779)	3,309,031
Deposit with broker for centrally cleared swaps	21,109,000
Cash segregated for counterparty—OTC	142,000
Interest and dividends receivable	12,015,680
Receivable for investments sold	6,331,360
Unrealized appreciation on OTC swap agreements	4,897,377
Receivable for Fund shares sold	4,751,429
Unrealized appreciation on OTC forward foreign currency exchange contracts	3,347,934
Premiums paid for OTC swap agreements	667,868
Due from broker—variation margin futures	338,802
Due from broker—variation margin swaps	143,482
Unrealized appreciation on OTC cross currency exchange contracts	6,818
Tax reclaim receivable	1,469
Prepaid expenses	5,839

Total Assets	1,750,218,140

Liabilities
Payable to broker for collateral for securities on loan	62,618,258
Payable for investments purchased	25,590,023
Options written outstanding, at value (premiums received $4,150,986)	4,039,057
Premium received for OTC swap agreements	4,018,110
Payable for Fund shares reacquired	2,916,844
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,019,957
Unrealized depreciation on OTC swap agreements	1,272,885
Management fee payable	995,287
Dividends payable	884,644
Accrued expenses and other liabilities	669,372
Cash segregated from counterparty—OTC	750,000
Unrealized depreciation on OTC cross currency exchange contracts	147,472
Distribution fee payable	114,018
Affiliated transfer agent fee payable	110,614

Total Liabilities	106,146,541

Net Assets	$1,644,071,599

Net assets were comprised of:
Shares of beneficial interest, at par	$168,152
Paid-in capital in excess of par	1,699,960,393

1,700,128,545
Distributions in excess of net investment income	(6,532,986)
Accumulated net realized loss on investment and foreign currency transactions	(66,777,417)
Net unrealized appreciation on investments and foreign currencies	17,253,457

Net assets, April 30, 2017	$1,644,071,599

See Notes to Financial Statements.

58

Class A
Net asset value and redemption price per share ($133,668,200 ÷ 13,712,747 shares of beneficial interest issued and outstanding)	$9.75
Maximum sales charge (4.50% of offering price)	0.46

Maximum offering price to public	$10.21

Class C
Net asset value, offering price and redemption price per share ($106,099,281 ÷ 10,853,263 shares of beneficial interest issued and outstanding)	$9.78

Class Q
Net asset value, offering price and redemption price per share ($339,015,670 ÷ 34,751,368 shares of beneficial interest issued and outstanding)	$9.76

Class Z
Net asset value, offering price and redemption price per share ($1,065,288,448 ÷ 108,834,597 shares of beneficial interest issued and outstanding)	$9.79

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	59

Statement of Operations (unaudited)

Six Months Ended April 30, 2017

Net Investment Income (Loss)
Income
Interest income	$26,984,454
Affiliated dividend income	734,354
Income from securities lending, net (including affiliated income of $34,853)	170,552

Total income	27,889,360

Expenses
Management fee	6,275,775
Distribution fee—Class A	204,247
Distribution fee—Class C	548,706
Transfer agent’s fees and expenses (including affiliated expense of $261,140)	1,005,000
Custodian and accounting fees	165,000
Shareholders’ reports	53,000
Registration fees	35,000
Audit fee	31,000
Trustees’ fees	14,000
Legal fees and expenses	14,000
Commitment fee on syndicated credit agreement	7,000
Miscellaneous	18,356

Total expenses	8,371,084
Less: Expense reimbursement	(616,373)

Net expenses	7,754,711

Net investment income (loss)	20,134,649

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $2,003)	(8,004,413)
Futures transactions	(32,670,280)
Options written transactions	336,643
Swap agreement transactions	(1,488,957)
Foreign currency transactions	605,037
Forward rate agreements	52,704

(41,169,266)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(620))	13,676,904
Futures	14,112,706
Options written	111,929
Swap agreements	35,802,061
Foreign currencies	1,418,020
Forward rate agreement	(1,115,678)

64,005,942

Net gain (loss) on investment and foreign currency transactions	22,836,676

Net Increase (Decrease) In Net Assets Resulting From Operations	$42,971,325

See Notes to Financial Statements.

60

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,134,649	$54,432,562
Net realized gain (loss) on investment and foreign currency transactions	(41,169,266)	(7,385,746)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	64,005,942	5,935,891

Net increase (decrease) in net assets resulting from operations	42,971,325	52,982,707

Dividends and Distributions
Dividends from net investment income
Class A	(1,726,156)	(3,937,295)
Class C	(763,621)	(1,419,933)
Class Q	(2,773,001)	(2,935,476)
Class Z	(12,720,406)	(24,849,029)

	(17,983,184)	(33,141,733)

Tax return of capital distributions
Class A	—	(1,373,095)
Class C	—	(495,189)
Class Q	—	(1,023,721)
Class Z	—	(8,665,867)

	—	(11,557,872)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	364,639,302	378,115,109
Net asset value of shares issued in reinvestment of dividends and distributions	13,096,429	32,218,965
Cost of shares reacquired	(269,598,129)	(1,291,525,424)

Net increase (decrease) in net assets from Fund share transactions	108,137,602	(881,191,350)

Total increase (decrease)	133,125,743	(872,908,248)

Net Assets:
Beginning of period	1,510,945,856	2,383,854,104

End of period	$1,644,071,599	$1,510,945,856

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	61

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of four funds: Prudential QMA Large-Cap Core Equity Fund, Prudential Absolute Return Bond Fund, Prudential Select Real Estate Fund and Prudential Real Estate Income Fund. These financial statements relate to Prudential Absolute Return Bond Fund (the “Fund”), a diversified fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on September 18, 1998. The Fund commenced investment operations on March 30, 2011.

The Fund’s investment objective is to seek positive returns over the long term, regardless of market conditions.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

62

Common stocks and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price is based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC

Prudential Absolute Return Bond Fund	63

Notes to Financial Statements (unaudited) (continued)

derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing significant unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser

64

under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR): The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the funds. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be

Prudential Absolute Return Bond Fund	65

Notes to Financial Statements (unaudited) (continued)

affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of

66

the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. OTC options also involve the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Prudential Absolute Return Bond Fund	67

Notes to Financial Statements (unaudited) (continued)

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund entered into credit default, interest rate and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on investments. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a

68

protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Prudential Absolute Return Bond Fund	69

Notes to Financial Statements (unaudited) (continued)

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of the Fund, is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments.

Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party.

70

Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2017, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Loan Participations: The Fund may invest in loan participations, another type of restricted security. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Payment-In-Kind: The Fund may invest in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to

Prudential Absolute Return Bond Fund	71

Notes to Financial Statements (unaudited) (continued)

termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to declare dividends each business day and pay monthly from net investment income and pay distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst distributions in excess of net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

72

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust, on behalf on the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .80% of the Fund’s average daily net assets up to $2.5 billion, .775% of the average daily net assets up to $5 billion and .75% of the average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursement was .80% for the six months ended April 30, 2017. The effective management fee rate, net of waivers and/or expense reimbursement, was .72%.

PGIM Investments has contractually agreed through February 28, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to .90% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund. Pursuant to the Distribution plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25% and 1% of the average daily net assets of the Class A and C shares, respectively.

Prudential Absolute Return Bond Fund	73

Notes to Financial Statements (unaudited) (continued)

PIMS has advised the Fund that it has received $77,279 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2017, it has received $13,206 and $2,482, in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the period ended April 30, 2017, PGIM, Inc. was compensated $23,425 for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for six months ended April 30, 2017, were $303,425,117 and $452,203,660, respectively.

74

Transactions in options written during the six months ended April 30, 2017, were as follows:

	Notional Amount (000)	Premiums Received
Options outstanding at October 31, 2016	—	$—
Written options	723,613	4,585,407
Expired options	(3,686)	(203,122)
Closed options	(1,876)	(231,299)

Options outstanding at April 30, 2017	718,051	$4,150,986

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2017 were as follows:

Tax Basis	$1,688,387,982

Appreciation	23,435,393
Depreciation	(18,673,447)

Net Unrealized Appreciation	$4,761,946

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2016 of approximately $34,561,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class C shares are sold with a CDSC of 1% on shares redeemed during the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A

Prudential Absolute Return Bond Fund	75

Notes to Financial Statements (unaudited) (continued)

shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of seven the Fund as presented in the table of transactions in shares of beneficial interest.

At reporting period end, seven shareholders of record held 75% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2017:
Shares sold	3,425,859	$33,040,869
Shares issued in reinvestment of dividends and distributions	138,048	1,330,793
Shares reacquired	(4,632,853)	(44,563,058)

Net increase (decrease) in shares outstanding before conversion	(1,068,946)	(10,191,396)
Shares issued upon conversion from other share class(es)	143,566	1,382,966
Shares reacquired upon conversion into other share class(es)	(5,971,230)	(57,745,417)

Net increase (decrease) in shares outstanding	(6,896,610)	$(66,553,847)

Year ended October 31, 2016:
Shares sold	3,440,458	$32,494,477
Shares issued in reinvestment of dividends and distributions	440,040	4,141,204
Shares reacquired	(14,830,739)	(138,911,852)

Net increase (decrease) in shares outstanding before conversion	(10,950,241)	(102,276,171)
Shares issued upon conversion from other share class(es)	236,862	2,227,068
Shares reacquired upon conversion into other share class(es)	(1,938,955)	(18,349,729)

Net increase (decrease) in shares outstanding	(12,652,334)	$(118,398,832)

76

Class C	Shares	Amount
Six months ended April 30, 2017:
Shares sold	691,299	$6,694,255
Shares issued in reinvestment of dividends and distributions	63,303	612,942
Shares reacquired	(1,825,835)	(17,635,331)

Net increase (decrease) in shares outstanding before conversion	(1,071,233)	(10,328,134)
Shares reacquired upon conversion into other share class(es)	(346,921)	(3,352,766)

Net increase (decrease) in shares outstanding	(1,418,154)	$(13,680,900)

Year ended October 31, 2016:
Shares sold	791,028	$7,508,773
Shares issued in reinvestment of dividends and distributions	161,297	1,523,492
Shares reacquired	(5,247,367)	(49,413,539)

Net increase (decrease) in shares outstanding before conversion	(4,295,042)	(40,381,274)
Shares issued upon conversion from other share class(es)	7,065	66,762
Shares reacquired upon conversion into other share class(es)	(444,614)	(4,219,724)

Net increase (decrease) in shares outstanding	(4,732,591)	$(44,534,236)

Class Q
Six months ended April 30, 2017:
Shares sold	2,790,643	$26,945,292
Shares issued in reinvestment of dividends and distributions	233,120	2,253,369
Shares reacquired	(3,156,893)	(30,681,188)

Net increase (decrease) in shares outstanding before conversion	(133,130)	(1,482,527)
Shares issued upon conversion from other share class(es)	17,546,616	170,377,524
Shares reacquired upon conversion into other share class(es)	(970,790)	(9,446,962)

Net increase (decrease) in shares outstanding	16,442,696	$159,448,035

Year ended October 31, 2016:
Shares sold	808,821	$7,619,847
Shares issued in reinvestment of dividends and distributions	419,707	3,965,545
Shares reacquired	(873,487)	(8,265,086)

Net increase (decrease) in shares outstanding before conversion	355,041	3,320,306
Shares issued upon conversion from other share class(es)	2,012,539	19,107,874

Net increase (decrease) in shares outstanding	2,367,580	$22,428,180

Class Z
Six months ended April 30, 2017:
Shares sold	30,791,152	$297,958,886
Shares issued in reinvestment of dividends and distributions	917,421	8,899,325
Shares reacquired	(18,301,232)	(176,718,552)

Net increase (decrease) in shares outstanding before conversion	13,407,341	130,139,659
Shares issued upon conversion from other share class(es)	7,236,615	70,286,999
Shares reacquired upon conversion into other share class(es)	(17,590,844)	(171,502,344)

Net increase (decrease) in shares outstanding	3,053,112	$28,924,314

Year ended October 31, 2016:
Shares sold	34,920,821	$330,492,012
Shares issued in reinvestment of dividends and distributions	2,388,839	22,588,724
Shares reacquired	(116,138,163)	(1,094,934,947)

Net increase (decrease) in shares outstanding before conversion	(78,828,503)	(741,854,211)
Shares issued upon conversion from other shares class(es)	2,343,730	22,263,641
Shares reacquired upon conversion into other share class(es)	(2,217,019)	(21,095,892)

Net increase (decrease) in shares outstanding	(78,701,792)	$(740,686,462)

Prudential Absolute Return Bond Fund	77

Notes to Financial Statements (unaudited) (continued)

Note 7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under each SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund did not utilize the SCA during the six months ended April 30, 2017.

Note 8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Note 9. Other

At the Trust’s Board meeting in March, 2017, the Board of Trustees approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. The impact to the net assets of the Fund and individual share classes is not ascertainable at the present time. PGIM Investments expects to implement the changes by December 31, 2017.

78

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.59		$9.48	$9.79	$9.82	$9.92	$9.72
Income (loss) from investment operations:
Net investment income (loss)	.12		.25	.23	.25	.21	.22
Net realized and unrealized gain (loss) on investment transactions	.14		.06	(.30)	.02	(.03)	.30
Total from investment operations	.26		.31	(.07)	.27	.18	.52
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.15)	(.21)	(.30)	(.23)	(.30)
Tax return of capital	-		(.05)	(.03)	-	(.05)	-
Distributions from net realized gains	-		-	-	-	-	(.02)
Total dividends and distributions	(.10)		(.20)	(.24)	(.30)	(.28)	(.32)
Net asset value, end of period	$9.75		$9.59	$9.48	$9.79	$9.82	$9.92
Total Return(b):	2.74%		3.36%	(.78)%	2.76%	1.86%	5.49%

Ratios/Supplemental Data:
Net assets, end of period (000)	$133,668		$197,713	$315,214	$452,955	$469,604	$91,250
Average net assets (000)	$164,752		$246,082	$383,950	$483,199	$303,234	$18,023
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.15%	(e)	1.15%	1.15%	1.15%	1.14%	1.11%
Expenses before waivers and/or expense reimbursement	1.25%	(e)	1.24%	1.24%	1.27%	1.28%	1.54%
Net investment income (loss)	2.41%	(e)	2.67%	2.39%	2.58%	2.17%	2.53%
Portfolio turnover rate	32%	(f)	38%	64%	64%	125%	152%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 waiver was terminated.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	79

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.62		$9.51	$9.82	$9.85	$9.94	$9.73
Income (loss) from investment operations:
Net investment income (loss)	.08		.18	.16	.18	.14	.16
Net realized and unrealized gain (loss) on investment transactions	.15		.06	(.31)	.01	(.02)	.29
Total from investment operations	.23		.24	(.15)	.19	.12	.45
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.10)	(.13)	(.22)	(.16)	(.22)
Tax return of capital	-		(.03)	(.03)	-	(.05)	-
Distributions from net realized gains	-		-	-	-	-	(.02)
Total dividends and distributions	(.07)		(.13)	(.16)	(.22)	(.21)	(.24)
Net asset value, end of period	$9.78		$9.62	$9.51	$9.82	$9.85	$9.94
Total Return(b):	2.36%		2.59%	(1.51)%	1.97%	1.18%	4.78%

Ratios/Supplemental Data:
Net assets, end of period (000)	$106,099		$118,092	$161,679	$195,312	$172,326	$28,708
Average net assets (000)	$110,653		$135,510	$183,419	$183,745	$97,736	$7,066
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.90%	(d)	1.90%	1.90%	1.90%	1.89%	1.88%
Expenses before waivers and/or expense reimbursement	1.99%	(d)	1.99%	1.97%	1.97%	1.98%	2.39%
Net investment income (loss)	1.66%	(d)	1.91%	1.62%	1.81%	1.41%	1.86%
Portfolio turnover rate	32%	(e)	38%	64%	64%	125%	152%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

80

Class Q Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.61		$9.49	$9.81	$9.83	$9.94	$9.73
Income (loss) from investment operations:
Net investment income (loss)	.13		.28	.25	.28	.27	.30
Net realized and unrealized gain (loss) on investment transactions	.14		.07	(.30)	.03	(.06)	.26
Total from investment operations	.27		.35	(.05)	.31	.21	.56
Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.17)	(.24)	(.33)	(.27)	(.33)
Tax return of capital	-		(.06)	(.03)	-	(.05)	-
Distributions from net realized gains	-		-	-	-	-	(.02)
Total dividends and distributions	(.12)		(.23)	(.27)	(.33)	(.32)	(.35)
Net asset value, end of period	$9.76		$9.61	$9.49	$9.81	$9.83	$9.94
Total Return(b):	2.81%		3.81%	(.57)%	3.16%	2.10%	5.99%

Ratios/Supplemental Data:
Net assets, end of period (000)	$339,016		$175,887	$151,294	$19,025	$17,829	$1
Average net assets (000)	$223,965		$158,967	$125,910	$18,604	$3,144	$1
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.85%	(d)	.84%	.85%	.85%	.90%	.89%
Expenses before waivers and/or expense reimbursement	.85%	(d)	.84%	.85%	.85%	.94%	1.54%
Net investment income (loss)	2.73%	(d)	2.97%	2.61%	2.87%	2.87%	3.11%
Portfolio turnover rate	32%	(e)	38%	64%	64%	125%	152%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Absolute Return Bond Fund	81

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.64		$9.52	$9.83	$9.86	$9.95	$9.74
Income (loss) from investment operations:
Net investment income (loss)	.13		.27	.25	.27	.24	.27
Net realized and unrealized gain (loss) on investment transactions	.13		.08	(.30)	.02	(.02)	.28
Total from investment operations	.26		.35	(.05)	.29	.22	.55
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.17)	(.23)	(.32)	(.26)	(.32)
Tax return of capital	-		(.06)	(.03)	-	(.05)	-
Distributions from net realized gains	-		-	-	-	-	(.02)
Total dividends and distributions	(.11)		(.23)	(.26)	(.32)	(.31)	(.34)
Net asset value, end of period	$9.79		$9.64	$9.52	$9.83	$9.86	$9.95
Total Return(b):	2.75%		3.71%	(.53)%	3.00%	2.21%	5.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,065,288		$1,019,254	$1,755,667	$2,070,862	$1,201,383	$82,364
Average net assets (000)	$1,082,645		$1,396,060	$2,029,397	$1,484,697	$672,382	$34,383
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.90%	(d)	.90%	.90%	.90%	.90%	.89%
Expenses before waivers and/or expense reimbursement	.99%	(d)	.99%	.97%	.97%	.99%	1.50%
Net investment income (loss)	2.65%	(d)	2.91%	2.61%	2.79%	2.43%	2.92%
Portfolio turnover rate	32%	(e)	38%	64%	64%	125%	152%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

82

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Absolute Return Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL ABSOLUTE RETURN BOND FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	PADAX	PADCX	PADQX	PADZX
CUSIP	74441J852	74441J845	74441J837	74441J829

MF213E2

     PRUDENTIAL QMA LARGE-CAP CORE EQUITY FUND

SEMIANNUAL REPORT

APRIL 30, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term after-tax growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential QMA Large-Cap Core Equity Fund informative and useful. The report covers performance for the six-month period ended April 30, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential QMA Large-Cap Core Equity Fund

June 15, 2017

Prudential QMA Large-Cap Core Equity Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/17 (without sales charges)	Average Annual Total Returns as of 4/30/17 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	12.92	9.75	11.78	5.46	—
Class B	12.45	10.27	12.10	5.28	—
Class C	12.44	14.17	12.21	5.28	—
Class Q	5.85**	N/A	N/A	N/A	N/A (12/28/16)
Class Z	12.96	16.34	13.34	6.32	—
S&P 500 Index	13.31	17.90	13.66	7.15	—
Lipper Large-Cap Core Funds Average	12.59	16.28	12.13	6.30	—

*Not annualized

**Since inception

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 fiscal years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Large-Cap Core Funds Average—The Lipper Large-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Core Funds universe for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have wide latitude in the companies in which they invest. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share-growth value compared with the S&P 500 Index.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Prudential QMA Large-Cap Core Equity Fund	5

Your Fund’s Performance (unaudited)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/17 (%)
Apple, Inc., Technology Hardware, Storage & Peripherals	3.9
Facebook, Inc., Internet Software & Services	2.2
JPMorgan Chase & Co., Banks	2.2
Alphabet, Inc. (Class C Stock), Internet Software & Services	1.8
Bank of America Corp., Banks	1.8

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/17 (%)
Banks	7.6
Oil, Gas & Consumable Fuels	6.6
Internet Software & Services	6.2
Technology Hardware, Storage & Peripherals	5.4
Software	5.1

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these

Prudential QMA Large-Cap Core Equity Fund	7

Fees and Expenses (continued)

additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA Large-Cap Core Equity Fund		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,129.20	0.82%	$4.33
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11
Class B	Actual	$1,000.00	$1,124.50	1.57%	$8.27
	Hypothetical	$1,000.00	$1,017.01	1.57%	$7.85
Class C	Actual	$1,000.00	$1,124.40	1.57%	$8.27
	Hypothetical	$1,000.00	$1,017.01	1.57%	$7.85
Class Q	Actual**	$1,000.00	$1,058.50	0.35%	$1.21
	Hypothetical	$1,000.00	$1,023.06	0.35%	$1.76
Class Z	Actual	$1,000.00	$1,129.60	0.59%	$3.12
	Hypothetical	$1,000.00	$1,021.87	0.59%	$2.96

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2017, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 123 day period ended April 30, 2017 due to the Fund’s inception date of December 28, 2016.

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Schedule of Investments (unaudited)

as of April 30, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 98.5%

COMMON STOCKS

CONSUMER DISCRETIONARY 10.8%

Auto Components 0.6%
Adient PLC	1,400	$102,984
Cooper-Standard Holdings, Inc.*	2,100	237,447
Dana, Inc.	6,600	128,172
Lear Corp.	4,800	684,768
Tenneco, Inc.	3,400	214,302

		1,367,673

Automobiles 1.4%
Ford Motor Co.	126,200	1,447,514
General Motors Co.	46,800	1,621,152

		3,068,666

Hotels, Restaurants & Leisure 1.9%
Biglari Holdings, Inc.*	200	85,326
Extended Stay America, Inc.	20,900	364,496
McDonald’s Corp.	21,200	2,966,516
Yum China Holdings, Inc.*	24,600	839,352

		4,255,690

Household Durables 1.1%
D.R. Horton, Inc.	14,500	476,905
NVR, Inc.*	240	506,700
Taylor Morrison Home Corp. (Class A Stock)*	8,700	200,970
Whirlpool Corp.	6,900	1,281,192

		2,465,767

Internet & Direct Marketing Retail 1.1%
Amazon.com, Inc.*	2,200	2,034,978
FTD Cos., Inc.*	10,800	216,000
Nutrisystem, Inc.	5,700	304,665

		2,555,643

Media 2.6%
Comcast Corp. (Class A Stock)	41,500	1,626,385
Discovery Communications, Inc. (Class C Stock)*	8,000	223,840
TEGNA, Inc.	15,500	394,940
Time Warner, Inc.	5,100	506,277
Tribune Media Co. (Class A Stock)	3,800	138,928

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
CONSUMER DISCRETIONARY (Continued)

Media (cont’d.)
Twenty-First Century Fox, Inc. (Class A Stock)	11,200	$342,048
Twenty-First Century Fox, Inc. (Class B Stock)	20,600	615,116
Viacom, Inc. (Class B Stock)	28,000	1,191,680
Walt Disney Co. (The)	6,300	728,280

		5,767,494

Specialty Retail 2.1%
Burlington Stores, Inc.*	3,600	356,112
Michaels Cos., Inc. (The)*	9,000	210,240
Ross Stores, Inc.	26,800	1,742,000
Tilly’s, Inc. (Class A Stock)	5,700	54,492
TJX Cos., Inc. (The)	22,500	1,769,400
Ulta Beauty, Inc.*	2,100	591,024

		4,723,268

Textiles, Apparel & Luxury Goods 0.0%
Culp, Inc.	3,000	96,300

CONSUMER STAPLES 7.8%

Beverages 1.4%
National Beverage Corp.	1,300	115,167
PepsiCo, Inc.	25,894	2,933,272

		3,048,439

Food & Staples Retailing 2.2%
CVS Health Corp.	22,400	1,846,656
Kroger Co. (The)	10,600	314,290
Wal-Mart Stores, Inc.	35,370	2,659,117

		4,820,063

Food Products 2.1%
Archer-Daniels-Midland Co.	35,300	1,614,975
Conagra Brands, Inc.	31,300	1,213,814
Lamb Weston Holdings, Inc.	9,466	395,206
Tyson Foods, Inc. (Class A Stock)	23,400	1,503,684

		4,727,679

Household Products 0.8%
Kimberly-Clark Corp.	8,900	1,154,775
Procter & Gamble Co. (The)	7,864	686,763

		1,841,538

See Notes to Financial Statements.

10

Description	Shares	Value
CONSUMER STAPLES (Continued)

Personal Products 0.0%
Avon Products, Inc.*	3,700	$17,945

Tobacco 1.3%
Altria Group, Inc.	42,100	3,021,938

ENERGY 6.7%

Energy Equipment & Services 0.1%
McDermott International, Inc.*	17,600	115,104

Oil, Gas & Consumable Fuels 6.6%
Chevron Corp.	14,884	1,588,123
ConocoPhillips	36,700	1,758,297
Devon Energy Corp.	30,900	1,220,241
Exxon Mobil Corp.	47,474	3,876,252
Kinder Morgan, Inc.	58,800	1,213,044
Marathon Petroleum Corp.	28,300	1,441,602
Newfield Exploration Co.*	15,400	533,148
ONEOK, Inc.	7,900	415,619
Phillips 66	4,650	369,954
Tesoro Corp.	9,300	741,303
Valero Energy Corp.	21,600	1,395,576
Williams Cos., Inc. (The)	13,700	419,631

		14,972,790

FINANCIALS 14.6%

Banks 7.6%
Bank of America Corp.	169,468	3,955,383
BB&T Corp.	7,500	323,850
Citigroup, Inc.	39,800	2,352,976
JPMorgan Chase & Co.	55,600	4,837,200
PNC Financial Services Group, Inc. (The)	12,800	1,532,800
Regions Financial Corp.	19,300	265,375
U.S. Bancorp	7,991	409,778
Wells Fargo & Co.	64,464	3,470,742

		17,148,104

Capital Markets 3.1%
Ameriprise Financial, Inc.	7,700	984,445
BlackRock, Inc.	4,500	1,730,565
Goldman Sachs Group, Inc. (The)	10,400	2,327,520
Raymond James Financial, Inc.	8,500	633,420

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
FINANCIALS (Continued)

Capital Markets (cont’d.)
S&P Global, Inc.	6,100	$818,559
State Street Corp.	4,100	343,990

		6,838,499

Consumer Finance 1.5%
Capital One Financial Corp.	12,200	980,636
Discover Financial Services	22,700	1,420,793
Navient Corp.	32,400	492,480
Nelnet, Inc. (Class A Stock)	12,000	540,120

		3,434,029

Diversified Financial Services 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	6,600	1,090,386
Leucadia National Corp.	13,100	332,609

		1,422,995

Insurance 1.6%
Aflac, Inc.	18,300	1,370,304
Allstate Corp. (The)	19,200	1,560,768
Unum Group	14,400	667,152

		3,598,224

Mortgage Real Estate Investment Trusts (REITs) 0.2%
Chimera Investment Corp.	17,500	356,300

HEALTH CARE 15.2%

Biotechnology 3.6%
AbbVie, Inc.	35,000	2,307,900
Amgen, Inc.	13,400	2,188,488
Biogen, Inc.*	5,100	1,383,171
Bioverativ, Inc.*	2,550	149,965
Celgene Corp.*	17,500	2,170,875

		8,200,399

Health Care Equipment & Supplies 4.1%
Abbott Laboratories	36,200	1,579,768
Baxter International, Inc.	26,900	1,497,792
Becton, Dickinson & Co.	8,700	1,626,639
C.R. Bard, Inc.	3,700	1,137,676
Danaher Corp.	16,600	1,383,278
Hill-Rom Holdings, Inc.	1,600	121,024

See Notes to Financial Statements.

12

Description	Shares	Value
HEALTH CARE (Continued)

Health Care Equipment & Supplies (cont’d.)
Hologic, Inc.*	9,400	$424,410
Medtronic PLC	13,400	1,113,406
Stryker Corp.	2,100	286,377

		9,170,370

Health Care Providers & Services 3.6%
Aetna, Inc.	14,300	1,931,501
Anthem, Inc.	9,900	1,761,111
HCA Holdings, Inc.*	11,300	951,573
UnitedHealth Group, Inc.	19,700	3,445,136

		8,089,321

Life Sciences Tools & Services 0.4%
Thermo Fisher Scientific, Inc.	5,700	942,381

Pharmaceuticals 3.5%
Allergan PLC	8,200	1,999,652
Bristol-Myers Squibb Co.	6,000	336,300
Johnson & Johnson	21,299	2,629,788
Merck & Co., Inc.	2,700	168,291
Mylan NV*	3,200	119,520
Pfizer, Inc.	71,934	2,440,001
Zoetis, Inc.	3,900	218,829

		7,912,381

INDUSTRIALS 9.6%

Aerospace & Defense 3.4%
BWX Technologies, Inc.	4,900	240,933
General Dynamics Corp.	9,600	1,860,384
Huntington Ingalls Industries, Inc.	5,100	1,024,539
Lockheed Martin Corp.	4,200	1,131,690
Northrop Grumman Corp.	8,100	1,992,276
Orbital ATK, Inc.	1,100	108,900
Raytheon Co.	5,200	807,092
Spirit AeroSystems Holdings, Inc. (Class A Stock)	8,600	491,576

		7,657,390

Air Freight & Logistics 0.7%
FedEx Corp.	8,600	1,631,420

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
INDUSTRIALS (Continued)

Airlines 1.1%
Southwest Airlines Co.	34,800	$1,956,456
United Continental Holdings, Inc.*	8,700	610,827

		2,567,283

Building Products 0.1%
Universal Forest Products, Inc.	1,900	181,051

Commercial Services & Supplies 0.1%
Steelcase, Inc. (Class A Stock)	10,200	173,910

Construction & Engineering 0.3%
Argan, Inc.	2,600	173,810
EMCOR Group, Inc.	4,100	269,534
MasTec, Inc.*	7,400	326,710

		770,054

Electrical Equipment 0.7%
Emerson Electric Co.	25,100	1,513,028

Industrial Conglomerates 0.9%
3M Co.	7,500	1,468,725
General Electric Co.	22,179	642,969

		2,111,694

Machinery 1.2%
Cummins, Inc.	4,800	724,512
Fortive Corp.	6,400	404,864
Illinois Tool Works, Inc.	4,500	621,405
Ingersoll-Rand PLC	2,200	195,250
Kadant, Inc.	2,600	161,590
Lydall, Inc.*	3,000	157,200
Oshkosh Corp.	4,700	326,133

		2,590,954

Professional Services 0.1%
Insperity, Inc.	1,200	109,620

Road & Rail 1.0%
AMERCO	400	149,784
Union Pacific Corp.	18,400	2,060,064

		2,209,848

See Notes to Financial Statements.

14

Description	Shares	Value
INFORMATION TECHNOLOGY 23.5%

Communications Equipment 1.2%
Cisco Systems, Inc.	75,350	$2,567,175
NETGEAR, Inc.*	3,200	150,880

		2,718,055

Electronic Equipment, Instruments & Components 0.1%
Sanmina Corp.*	7,500	279,375

Internet Software & Services 6.2%
Akamai Technologies, Inc.*	18,100	1,103,014
Alphabet, Inc. (Class C Stock)*	4,577	4,146,579
Alphabet, Inc. (Class A Stock)*	2,870	2,653,372
eBay, Inc.*	32,400	1,082,484
Facebook, Inc. (Class A Stock)*	33,300	5,003,325

		13,988,774

IT Services 2.3%
Accenture PLC (Class A Stock)	16,100	1,952,930
Cognizant Technology Solutions Corp. (Class A Stock)*	15,500	933,565
CSRA, Inc.	2,600	75,608
DST Systems, Inc.	1,400	172,354
DXC Technology Co.*	5,154	388,303
First Data Corp. (Class A Stock)*	18,100	282,722
International Business Machines Corp.	6,870	1,101,192
Leidos Holdings, Inc.	3,800	200,108
Sykes Enterprises, Inc.*	3,200	95,392

		5,202,174

Semiconductors & Semiconductor Equipment 3.2%
Advanced Energy Industries, Inc.*	4,200	309,960
Applied Materials, Inc.	46,600	1,892,426
Intel Corp.	31,200	1,127,880
Micron Technology, Inc.*	51,100	1,413,937
QUALCOMM, Inc.	6,600	354,684
Texas Instruments, Inc.	24,600	1,947,828

		7,046,715

Software 5.1%
Adobe Systems, Inc.*	14,200	1,899,108
Citrix Systems, Inc.*	1,700	137,598
Dell Technologies, Inc. (Class V Stock)*	48	3,221
Electronic Arts, Inc.*	16,500	1,564,530
Intuit, Inc.	12,100	1,515,041

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
INFORMATION TECHNOLOGY (Continued)

Software (cont’d.)
Manhattan Associates, Inc.*	6,600	$308,154
Microsoft Corp.	48,800	3,340,848
Oracle Corp.	57,900	2,603,184

		11,371,684

Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc.	61,520	8,837,348
Hewlett Packard Enterprise Co.	60,000	1,117,800
HP, Inc.	78,800	1,483,016
Seagate Technology PLC	16,800	707,784

		12,145,948

MATERIALS 4.0%

Chemicals 2.2%
Chemours Co. (The)	29,800	1,200,642
GCP Applied Technologies, Inc.*	2,000	65,800
Huntsman Corp.	7,100	175,867
LyondellBasell Industries NV (Class A Stock)	17,200	1,457,872
Sherwin-Williams Co. (The)	4,500	1,506,060
Trinseo SA	7,700	511,280

		4,917,521

Containers & Packaging 0.4%
Greif, Inc. (Class A Stock)	4,100	240,342
Owens-Illinois, Inc.*	400	8,728
Packaging Corp. of America	7,300	721,094

		970,164

Metals & Mining 1.3%
Nucor Corp.	12,300	754,359
Southern Copper Corp. (Peru)	17,000	601,290
Steel Dynamics, Inc.	40,700	1,470,898

		2,826,547

Paper & Forest Products 0.1%
KapStone Paper & Packaging Corp.	13,300	280,497

REAL ESTATE 2.2%

Equity Real Estate Investment Trusts (REITs) 1.8%
GEO Group, Inc. (The)	5,850	194,922
Prologis, Inc.	13,300	723,653

See Notes to Financial Statements.

16

Description	Shares	Value
REAL ESTATE (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Ryman Hospitality Properties, Inc.	2,600	$165,828
American Tower Corp.	13,400	1,687,596
CoreCivic, Inc.	9,100	313,495
Xenia Hotels & Resorts, Inc.	56,800	991,728

		4,077,222

Real Estate Management & Development 0.4%
CBRE Group, Inc. (Class A Stock)*	24,300	870,183

TELECOMMUNICATIONS SERVICES 1.2%

Diversified Telecommunication Services 1.2%
AT&T, Inc.	17,354	687,739
Verizon Communications, Inc.	43,300	1,987,903

		2,675,642

Wireless Telecommunication Services 0.0%
United States Cellular Corp.*	1,200	47,016

UTILITIES 2.9%

Electric Utilities 1.1%
Exelon Corp.	40,100	1,388,663
FirstEnergy Corp.	39,600	1,185,624

		2,574,287

Gas Utilities 0.3%
Atmos Energy Corp.	800	64,816
UGI Corp.	10,900	546,744

		611,560

Independent Power & Renewable Electricity Producers 1.0%
AES Corp.	111,100	1,256,541
NRG Energy, Inc.	63,200	1,068,080

		2,324,621

Multi-Utilities 0.5%
CenterPoint Energy, Inc.	2,700	77,031
MDU Resources Group, Inc.	6,800	182,920
NiSource, Inc.	34,900	846,325

		1,106,276

TOTAL LONG-TERM INVESTMENTS (cost $144,495,505)		221,529,513

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
SHORT-TERM INVESTMENTS 1.5%

AFFILIATED MUTUAL FUNDS 1.3%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(a)	2,926,998	$2,926,998
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $394)(a)	394	394

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,927,392)		2,927,392

	Principal Amount (000)#

U.S. TREASURY OBLIGATION 0.2%
U.S. Treasury Bill, 0.650%, 06/15/17 (cost $399,677)(b)(c)	400	399,673

TOTAL SHORT-TERM INVESTMENTS (cost $3,327,069)		3,327,065

TOTAL INVESTMENTS 100.0% (cost $147,822,574)		224,856,578
Liabilities in excess of other assets(d)		(100,449)

NET ASSETS 100.0%		$224,756,129

The following abbreviation is used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(b)	Rate quoted represents yield to maturity as of purchase date.
(c)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(d)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

18

Futures contracts outstanding at April 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Long Position:
28	S&P 500 E-Mini Index	Jun. 2017	$3,330,427	$3,332,700	$2,273

A U.S. Treasury Obligation with a market value of $399,673 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at April 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Consumer Discretionary	$24,300,501	$—	$—
Consumer Staples	17,477,602	—	—
Energy	15,087,894	—	—
Financials	32,798,151	—	—
Health Care	34,314,852	—	—
Industrials	21,516,252	—	—
Information Technology	52,752,725	—	—
Materials	8,994,729	—	—
Real Estate	4,947,405	—	—
Telecommunications Services	2,722,658	—	—
Utilities	6,616,744	—	—
Affiliated Mutual Funds	2,927,392	—	—
U.S. Treasury Obligation	—	399,673	—

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures Contracts	$2,273	$—	$—

Total	$224,459,178	$399,673	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2017 were as follows:

Information Technology	23.5%
Health Care	15.2
Financials	14.6
Consumer Discretionary	10.8
Industrials	9.6
Consumer Staples	7.8
Energy	6.7
Materials	4.0
Utilities	2.9
Real Estate	2.2%
Affiliated Mutual Funds	1.3
Telecommunications Services	1.2
U.S. Treasury Obligation	0.2

100.0
Liabilities in excess of other assets	—

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

20

Fair values of derivative instruments as of April 30, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/do broker— variation margin futures	$2,273	*	—	$—

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$273,795

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$21,505

For the six months ended April 30, 2017, the Fund’s average value at trade date for futures contracts-long positions was $3,922,348.

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity Fund	21

Statement of Assets & Liabilities (unaudited)

as of April 30, 2017

Assets
Investments at value:
Unaffiliated investments (cost $144,895,182)	$221,929,186
Affiliated investments (cost $2,927,392)	2,927,392
Receivable for Fund shares sold	459,007
Dividends receivable	230,806
Tax reclaim receivable	525
Prepaid expenses	709

Total Assets	225,547,625

Liabilities
Payable for Fund shares reacquired	576,697
Accrued expenses	91,397
Distribution fee payable	50,969
Management fee payable	44,075
Affiliated transfer agent fee payable	20,354
Due to broker—variation margin futures	8,004

Total Liabilities	791,496

Net Assets	$224,756,129

Net assets were comprised of:
Shares of beneficial interest, at par	$13,589
Paid-in capital in excess of par	140,023,100

140,036,689
Undistributed net investment income	829,194
Accumulated net realized gain on investment transactions	6,853,969
Net unrealized appreciation on investments	77,036,277

Net assets, April 30, 2017	$224,756,129

See Notes to Financial Statements.

22

Class A
Net asset value and redemption price per share ($102,899,532 ÷ 6,189,118 shares of beneficial interest issued and outstanding)	$16.63
Maximum sales charge (5.50% of offering price)	0.97

Maximum offering price to public	$17.60

Class B
Net asset value, offering price and redemption price per share
($2,327,540 ÷ 151,864 shares of beneficial interest issued and outstanding)	$15.33

Class C
Net asset value, offering price and redemption price per share
($33,581,065 ÷ 2,188,437 shares of beneficial interest issued and outstanding)	$15.34

Class Q
Net asset value, offering price and redemption price per share
($34,964,984 ÷ 2,057,052 shares of beneficial interest issued and outstanding)	$17.00

Class Z
Net asset value, offering price and redemption price per share
($50,983,008 ÷ 3,002,194 shares of beneficial interest issued and outstanding)	$16.98

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity Fund	23

Statement of Operations (unaudited)

Six Months Ended April 30, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$2,129,485
Affiliated dividend income	13,165
Interest income	753
Income from securities lending, net (including affiliated income of $50)	389

Total income	2,143,792

Expenses
Management fee	436,953
Distribution fee—Class A	142,525
Distribution fee—Class B	11,548
Distribution fee—Class C	189,281
Transfer agent’s fees and expenses (including affiliated expense of $44,000)	123,000
Registration fees	44,000
Custodian and accounting fees	34,000
Shareholders’ reports	16,000
Audit fee	12,000
Legal fees and expenses	10,000
Trustees’ fees	7,000
Miscellaneous	7,376

Total expenses	1,033,683
Less: Expense subsidy	(101,319)
Distribution fee waiver-Class A	(23,755)

Net expenses	908,609

Net investment income (loss)	1,235,183

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of ($25))	6,667,668
Futures transactions	273,795

6,941,463

Net change in unrealized appreciation (depreciation) on:
Investments	17,348,021
Futures	21,505

17,369,526

Net gain (loss) on investment transactions	24,310,989

Net Increase (Decrease) In Net Assets Resulting From Operations	$25,546,172

See Notes to Financial Statements.

24

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,235,183	$1,769,071
Net realized gain (loss) on investment transactions	6,941,463	8,868,421
Net change in unrealized appreciation (depreciation) on investments	17,369,526	(4,644,002)

Net increase (decrease) in net assets resulting from operations	25,546,172	5,993,490

Dividends and Distributions
Dividends from net investment income
Class A	(856,818)	(774,919)
Class B	(6,885)	(5,279)
Class C	(126,338)	(81,031)
Class Z	(837,894)	(852,298)

	(1,827,935)	(1,713,527)

Distributions from net realized gains
Class A	(3,797,694)	(4,028,233)
Class B	(96,656)	(123,545)
Class C	(1,773,534)	(1,896,176)
Class Z	(2,963,939)	(3,445,643)

	(8,631,823)	(9,493,597)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	23,557,095	26,627,981
Net asset value of shares issued in reinvestment of dividends and distributions	10,162,081	10,951,763
Cost of shares reacquired	(26,074,451)	(40,951,564)

Net increase (decrease) in net assets from Fund share transactions	7,644,725	(3,371,820)

Total increase (decrease)	22,731,139	(8,585,454)

Net Assets:
Beginning of period	202,024,990	210,610,444

End of period (a)	$224,756,129	$202,024,990

(a) Includes undistributed net investment income of:	$829,194	$1,421,946

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity Fund	25

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Trust currently consists of four funds: Prudential QMA Large-Cap Core Equity Fund (the “Fund”, formerly Prudential Large-Cap Core Equity Fund), Prudential Absolute Return Bond Fund, Prudential Select Real Estate Fund and Prudential Real Estate Income Fund. These financial statements relate to Prudential QMA Large-Cap Core Equity Fund, a diversified fund. The financial statements of the Prudential Absolute Return Bond Fund, Prudential Select Real Estate Fund and Prudential Real Estate Income Fund are not presented herein.

The Fund’s investment objective is long-term growth of capital.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2 or 3) detailed in the table following the Schedule of Investments.

26

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued

Prudential QMA Large-Cap Core Equity Fund	27

Notes to Financial Statements (unaudited) (continued)

pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Fund may be subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily

28

enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst distributions in excess of net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Prudential QMA Large-Cap Core Equity Fund	29

Notes to Financial Statements (unaudited) (continued)

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Effective December 9, 2016, the management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .35% of the Fund’s average daily net assets up to and including $5 billion and .34% of the Fund’s average daily net assets in excess of $5 billion. Prior to December 9, 2016, the management fee paid to PGIM Investments was accrued daily and payable monthly at an annual rate of .65% of the Fund’s average daily net assets up to and including $500 million and .60% of the Fund’s average daily net assets in excess of $500 million. The effective management fee rate, before any waivers and/or expense reimbursement was .41% for the six months ended April 30, 2017. The effective management fee rate, net of waivers and/or expense reimbursement, was .32%.

Effective December 9, 2016, PGIM Investments has contractually agreed through February 28, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to .35% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by

30

the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, Class B and C shares, respectively. PIMS has contractually agreed through February 28, 2018 to limit such fees to .25% of the averse daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $42,630 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2017, it has received $569 and $2,733 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PGIM Investments, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM

Prudential QMA Large-Cap Core Equity Fund	31

Notes to Financial Statements (unaudited) (continued)

Investments. For the period ended April 30, 2017, PGIM, Inc. was compensated $67 for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities for six months ended April 30, 2017, were $87,483,772 and $89,089,436, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2017 were as follows:

Tax Basis	$147,873,681

Appreciation	77,503,160
Depreciation	(520,263)

Net Unrealized Appreciation	$76,982,897

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months

32

after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value divided into five classes, designated Class A, Class B, Class C, Class Q and Class Z.

As of April 30, 2017, Prudential, through its affiliates, owned 623 shares of Class Q. At reporting period end, four shareholders of record held 52% of the Fund’s outstanding shares.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2017:
Shares sold	620,296	$10,152,759
Shares issued in reinvestment of dividends and distributions	283,780	4,492,233
Shares reacquired	(425,432)	(6,876,490)

Net increase (decrease) in shares outstanding before conversion	478,644	7,768,502
Shares issued upon conversion from other share class(es)	30,798	508,727
Shares reacquired upon conversion into other share class(es)	(75,738)	(1,226,696)

Net increase (decrease) in shares outstanding	433,704	$7,050,533

Year ended October 31, 2016:
Shares sold	452,917	$6,798,596
Shares issued in reinvestment of dividends and distributions	320,176	4,668,169
Shares reacquired	(627,853)	(9,479,684)

Net increase (decrease) in shares outstanding before conversion	145,240	1,987,081
Shares issued upon conversion from other share class(es)	33,899	516,900
Shares reacquired upon conversion into other share class(es)	(10,357)	(161,318)

Net increase (decrease) in shares outstanding	168,782	$2,342,663

Class B
Six months ended April 30, 2017:
Shares sold	29,173	$430,864
Shares issued in reinvestment of dividends and distributions	6,633	97,048
Shares reacquired	(14,574)	(218,178)

Net increase (decrease) in shares outstanding before conversion	21,232	309,734
Shares reacquired upon conversion into other share class(es)	(18,480)	(282,644)

Net increase (decrease) in shares outstanding	2,752	$27,090

Year ended October 31, 2016:
Shares sold	19,444	$275,278
Shares issued in reinvestment of dividends and distributions	8,828	119,535
Shares reacquired	(26,494)	(365,317)

Net increase (decrease) in shares outstanding before conversion	1,778	29,496
Shares reacquired upon conversion into other share class(es)	(34,070)	(480,472)

Net increase (decrease) in shares outstanding	(32,292)	$(450,976)

Prudential QMA Large-Cap Core Equity Fund	33

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended April 30, 2017:
Shares sold	131,827	$1,975,588
Shares issued in reinvestment of dividends and distributions	124,849	1,829,037
Shares reacquired	(597,045)	(8,946,758)

Net increase (decrease) in shares outstanding before conversion	(340,369)	(5,142,133)
Shares reacquired upon conversion into other share class(es)	(211,112)	(3,155,511)

Net increase (decrease) in shares outstanding	(551,481)	$(8,297,644)

Year ended October 31, 2016:
Shares sold	247,662	$3,502,745
Shares issued in reinvestment of dividends and distributions	141,301	1,916,041
Shares reacquired	(260,669)	(3,626,640)

Net increase (decrease) in shares outstanding before conversion	128,294	1,792,146
Shares reacquired upon conversion into other share class(es)	(23,953)	(341,855)

Net increase (decrease) in shares outstanding	104,341	$1,450,291

Class Q
Period ended April 30, 2017*:
Shares sold	254,643	$4,261,079
Shares reacquired	(75,131)	(1,257,337)

Net increase (decrease) in shares outstanding before conversion	179,512	3,003,742
Shares issued upon conversion from other share class(es)	1,877,540	30,153,300

Net increase (decrease) in shares outstanding	2,057,052	$33,157,042

Class Z
Six months ended April 30, 2017:
Shares sold	411,041	$6,736,805
Shares issued in reinvestment of dividends and distributions	231,812	3,743,763
Shares reacquired	(532,509)	(8,775,688)

Net increase (decrease) in shares outstanding before conversion	110,344	1,704,880
Shares issued upon conversion from other share class(es)	251,818	4,156,125
Shares reacquired upon conversion into other share class(es)	(1,877,540)	(30,153,300)

Net increase (decrease) in shares outstanding	(1,515,378)	$(24,292,295)

Year ended October 31, 2016:
Shares sold	1,054,880	$16,051,362
Shares issued in reinvestment of dividends and distributions	285,869	4,248,018
Shares reacquired	(1,783,223)	(27,479,923)

Net increase (decrease) in shares outstanding before conversion	(442,474)	(7,180,543)
Shares issued upon conversion from other shares class(es)	30,619	482,907
Shares reacquired upon conversion into other share class(es)	(1,046)	(16,162)

Net increase (decrease) in shares outstanding	(412,901)	$(6,713,798)

*	Commencement of operations was December 28, 2016.

34

Note 7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund did not utilize the SCA during the six months ended April 30, 2017.

Note 8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Note 9. Other

At the Series’ Board meeting in March, 2017, the Board of Directors approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. The impact to the net assets of the Fund and individual share classes is not ascertainable at the present time. PGIM Investments expects to implement the changes by December 31, 2017.

Prudential QMA Large-Cap Core Equity Fund	35

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.49		$15.92	$16.55	$15.23	$12.70	$11.84
Income (loss) from investment operations:
Net investment income (loss)	.10		.14	.14	.11	.14	.11
Net realized and unrealized gain (loss) on investment transactions	1.86		.29	.55	2.46	3.01	1.65
Total from investment operations	1.96		.43	.69	2.57	3.15	1.76
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.14)	(.11)	(.13)	(.13)	(.11)
Distributions from net realized gains	(.67)		(.72)	(1.21)	(1.12)	(.49)	(.79)
Total dividends and distributions	(.82)		(.86)	(1.32)	(1.25)	(.62)	(.90)
Net asset value, end of period	$16.63		$15.49	$15.92	$16.55	$15.23	$12.70
Total Return(b):	12.92%		3.02%	4.20%	18.09%	26.00%	16.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$102,900		$89,169	$88,920	$88,561	$81,558	$70,475
Average net assets (000)	$95,809		$88,443	$90,171	$86,047	$76,459	$65,277
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.82%	(d)	1.17%	1.14%	1.16%	1.20%	1.20%
Expenses before waivers and/or expense reimbursement	.96%	(d)	1.22%	1.19%	1.21%	1.30%	1.40%
Net investment income (loss)	1.19%	(d)	.91%	.89%	.74%	.99%	.95%
Portfolio turnover rate	41%	(e)	89%	112%	91%	94%	89%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

36

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.30		$14.75	$15.43	$14.29	$11.96	$11.20
Income (loss) from investment operations:
Net investment income (loss)	.04		.03	.02	- (d)	.03	.03
Net realized and unrealized gain (loss) on investment transactions	1.71		.27	.51	2.29	2.84	1.55
Total from investment operations	1.75		.30	.53	2.29	2.87	1.58
Less Dividends and Distributions:
Dividends from net investment income	(.05)		(.03)	- (d)	(.03)	(.05)	(.03)
Distributions from net realized gains	(.67)		(.72)	(1.21)	(1.12)	(.49)	(.79)
Total dividends and distributions	(.72)		(.75)	(1.21)	(1.15)	(.54)	(.82)
Net asset value, end of period	$15.33		$14.30	$14.75	$15.43	$14.29	$11.96
Total Return(b):	12.45%		2.31%	3.42%	17.16%	25.02%	15.29%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,328		$2,132	$2,676	$3,052	$3,275	$3,029
Average net assets (000)	$2,329		$2,348	$3,018	$3,150	$3,085	$3,496
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.57%	(f)	1.92%	1.89%	1.91%	1.95%	1.95%
Expenses before waivers and/or expense reimbursement	1.65%	(f)	1.92%	1.89%	1.91%	2.00%	2.11%
Net investment income (loss)	.46%	(f)	.19%	.15%	- (e)	.25%	.22%
Portfolio turnover rate	41%	(g)	89%	112%	91%	94%	89%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Less than .005%.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity Fund	37

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.31		$14.77	$15.45	$14.30	$11.97	$11.21
Income (loss) from investment operations:
Net investment income (loss)	.04		.02	.02	- (d)	.03	.02
Net realized and unrealized gain (loss) on investment transactions	1.71		.27	.51	2.30	2.84	1.56
Total from investment operations	1.75		.29	.53	2.30	2.87	1.58
Less Dividends and Distributions:
Dividends from net investment income	(.05)		(.03)	- (d)	(.03)	(.05)	(.03)
Distributions from net realized gains	(.67)		(.72)	(1.21)	(1.12)	(.49)	(.79)
Total dividends and distributions	(.72)		(.75)	(1.21)	(1.15)	(.54)	(.82)
Net asset value, end of period	$15.34		$14.31	$14.77	$15.45	$14.30	$11.97
Total Return(b):	12.44%		2.24%	3.42%	17.21%	24.99%	15.28%

Ratios/Supplemental Data:
Net assets, end of period (000)	$33,581		$39,218	$38,919	$37,681	$32,128	$20,134
Average net assets (000)	$38,174		$38,344	$38,738	$35,817	$23,702	$20,445
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.57%	(e)	1.92%	1.89%	1.91%	1.95%	1.95%
Expenses before waivers and/or expense reimbursement	1.67%	(e)	1.92%	1.89%	1.91%	2.00%	2.10%
Net investment income (loss)	.46%	(e)	.16%	.14%	(.01)%	.20%	.20%
Portfolio turnover rate	41%	(f)	89%	112%	91%	94%	89%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

38

Class Q Shares
	December 28, 2016(a) through April 30, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.06
Income (loss) from investment operations:
Net investment income (loss)	.08
Net realized and unrealized gain (loss) on investments	.86
Total from investment operations	.94
Net asset value, end of period	$17.00
Total Return(c):	5.85%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,965
Average net assets (000)	$31,839
Ratios to average net assets:
Expense after waivers and/or expense reimbursement	.35%	(d)
Expense before waivers and/or expense reimbursement	.47%	(d)
Net investment income (loss)	.96%	(d)
Portfolio turnover rate	41%	(e)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential QMA Large-Cap Core Equity Fund	39

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.83		$16.24	$16.86	$15.49	$12.91	$12.03
Income (loss) from investment operations:
Net investment income (loss)	.12		.18	.18	.16	.17	.15
Net realized and unrealized gain (loss) on investment transactions	1.89		.31	.55	2.49	3.06	1.67
Total from investment operations	2.01		.49	.73	2.65	3.23	1.82
Less Dividends and Distributions:
Dividends from net investment income	(.19)		(.18)	(.14)	(.16)	(.16)	(.15)
Distributions from net realized gains	(.67)		(.72)	(1.21)	(1.12)	(.49)	(.79)
Total dividends and distributions	(.86)		(.90)	(1.35)	(1.28)	(.65)	(.94)
Net asset value, end of period	$16.98		$15.83	$16.24	$16.86	$15.49	$12.91
Total Return(b):	12.96%		3.35%	4.41%	18.39%	26.28%	16.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$50,983		$71,506	$80,096	$42,134	$34,851	$34,551
Average net assets (000)	$56,894		$75,803	$57,677	$38,052	$37,799	$32,953
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.59%	(d)	.92%	.89%	.91%	.95%	.95%
Expenses before waivers and/or expense reimbursement	.68%	(d)	.92%	.89%	.91%	1.00%	1.10%
Net investment income (loss)	1.50%	(d)	1.18%	1.12%	.99%	1.25%	1.21%
Portfolio turnover rate	41%	(e)	89%	112%	91%	94%	89%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

40

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential QMA Large-Cap Core Equity Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL QMA LARGE-CAP CORE EQUITY FUND

SHARE CLASS	A	B	C	Q	Z
NASDAQ	PTMAX	PTMBX	PTMCX	PTMQX	PTEZX
CUSIP	74441J100	74441J209	74441J308	74441J688	74441J407

MF187E2

     PRUDENTIAL REAL ESTATE INCOME FUND

SEMIANNUAL REPORT

APRIL 30, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To seek income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Real Estate Income Fund informative and useful. The report covers performance for the six-month period ended April 30, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Real Estate Income Fund

June 15, 2017

Prudential Real Estate Income Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/17 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 4/30/17 (with sales charges)
		One Year (%)	Since Inception (%)
Class A	2.47	2.09	0.46 (6/3/15)
Class C	2.11	6.24	2.74 (6/3/15)
Class Q	5.22**	N/A	N/A (12/28/16)
Class Z	2.70	8.40	3.78 (6/3/15)
Custom Blend Index	3.06	2.61	—
Lipper Global Real Estate Funds Average	3.56	2.54	—

*Not annualized

**Since inception

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 fiscal years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None	None

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Benchmark Definitions

Custom Blend Index—The Custom Blend Index is a model portfolio consisting of the FTSE EPRA/NAREIT Developed Real Estate Net Index (80%), which is an unmanaged index and reflects the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the world; and the BofA Merrill Lynch 7% Constrained REIT Preferred Securities Index (20%), which is an unmanaged index that is a subset of the BofA Merrill Lynch Fixed Rate Preferred Securities Index including all REIT-issued preferred securities. The average annual total return for the Custom Blend Index measured from the month-end closest to the inception date through 4/30/17 is 3.78% for Class A, Class C, and Class Z shares. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Global Real Estate Funds Average—The Lipper Global Real Estate Funds Average includes funds that invest at least 25% but less than 75% of their equity portfolios in shares of companies engaged in the real estate industry that are strictly outside of the US or whose securities are principally traded outside of the US. The average annual total return for the Lipper Average measured from the month-end closest to the inception date through 4/30/17 is 2.33% for Class A, Class C, and Class Z shares. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the index and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/17 (%)
Community Healthcare Trust, Inc., Health Care REITs	6.4
MedEquities Realty Trust, Inc., Health Care REITs	5.9
Omega Healthcare Investors, Inc., Health Care REITs	5.1
Cache Logistics Trust (Singapore), Industrial REITs	4.6
Medical Properties Trust, Inc., Health Care REITs	4.5

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/17 (%)
Health Care REITs	29.5
Retail REITs	23.2
Hotel & Resort REITs	17.5
Industrial REITs	13.6
Diversified REITs	10.2

Industry weightings reflect only long-term investments and are subject to change.

Prudential Real Estate Income Fund	5

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

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paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Real Estate Income Fund		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,024.70	1.35%	$6.78
	Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76
Class C	Actual	$1,000.00	$1,021.10	2.10%	$10.52
	Hypothetical	$1,000.00	$1,014.38	2.10%	$10.49
Class Q	Actual**	$1,000.00	$1,052.20	1.10%	$3.80
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51
Class Z	Actual	$1,000.00	$1,027.00	1.10%	$5.53
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2017, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**”Actual” expenses are calculated using the 123 day period ended April 30, 2017 due to the Fund’s inception date of December 28, 2016.

Prudential Real Estate Income Fund	7

Schedule of Investments (unaudited)

as of April 30, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 99.8%

COMMON STOCKS 81.1%

Diversified REITs 7.7%
Lexington Realty Trust	20,482	$208,302
Spirit Realty Capital, Inc.	40,824	384,562
Suntec Real Estate Investment Trust (Singapore)	155,068	196,371

		789,235

Health Care REITs 29.5%
Care Capital Properties, Inc.	8,970	241,024
Community Healthcare Trust, Inc.	26,471	654,363
MedEquities Realty Trust, Inc.	51,241	605,669
Medical Properties Trust, Inc.	35,623	465,593
Omega Healthcare Investors, Inc.	15,819	522,027
Physicians Realty Trust	4,880	95,843
Sabra Health Care	4,126	112,186
Senior Housing Properties Trust	11,740	252,645
Ventas, Inc.	1,439	92,110

		3,041,460

Hotel & Resort REITs 14.4%
Chesapeake Lodging Trust	14,697	342,587
DiamondRock Hospitality Co.	9,104	100,235
Invincible Investment Corp. (Japan)	897	343,577
MGM Growth Properties LLC (Class A Stock)	12,506	357,922
Park Hotels & Resorts, Inc.	13,185	338,459

		1,482,780

Industrial REITs 9.9%
Ascendas Real Estate Investment Trust (Singapore)	68,400	125,363
Cache Logistics Trust (Singapore)	766,596	474,456
Frasers Logistics & Industrial Trust (Singapore)	313,646	226,585
STAG Industrial, Inc.	7,383	194,616

		1,021,020

Office REITs 2.9%
alstria office REIT-AG (Germany)	7,255	95,951
Keppel REIT (Singapore)	262,968	199,467

		295,418

Residential REITs 0.0%
Empiric Student Property PLC (United Kingdom)	302	428

See Notes to Financial Statements.

Prudential Real Estate Income Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Retail REITs 16.7%
CBL & Associates Properties, Inc.	25,805	$238,696
DDR Corp.	28,399	306,993
Eurocommercial Properties NV (Netherlands)	5,098	198,086
Mapletree Commercial Trust (Singapore)	180,997	206,662
Retail Properties of America, Inc. (Class A Stock)	5,916	78,920
Slate Retail REIT (Canada)	10,608	116,334
Starhill Global REIT (Singapore)	309,747	170,653
Washington Prime Group, Inc.	28,245	248,556
Wereldhave NV (Netherlands)	3,419	157,431

		1,722,331

TOTAL COMMON STOCKS (cost $8,285,514)		8,352,672

PREFERRED STOCKS 18.7%

Diversified REITs 2.5%
Gramercy Property Trust	9,700	256,856

Hotel & Resort REITs 3.1%
Pebblebrook Hotel Trust(a)	3,348	86,278
Sunstone Hotel Investors, Inc.(a)	8,900	228,196

		314,474

Industrial REITs 3.7%
Monmouth Real Estate Investment Corp.	3,600	90,576
Rexford Industrial Realty, Inc.	5,800	145,006
STAG Industrial, Inc.	5,350	143,701

		379,283

Residential REITs 2.9%
American Homes 4 Rent	11,550	298,568

Retail REITs 6.5%
CBL & Associates Properties, Inc.(a)	1,650	38,527
Cedar Realty Trust, Inc.(a)	6,450	165,378
GGP, Inc.	7,200	182,376
Pennsylvania Real Estate Investment Trust	11,000	285,560

		671,841

See Notes to Financial Statements.

10

Description	Shares	Value
PREFERRED STOCKS (Continued)

Specialized REITs 0.0%
DuPont Fabros Technology, Inc.	13	$356

TOTAL PREFERRED STOCKS (cost $1,882,978)		1,921,378

TOTAL LONG-TERM INVESTMENTS (cost $10,168,492)		10,274,050

SHORT-TERM INVESTMENTS 3.0%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	78,115	78,115
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $227,011; includes $226,735 of cash collateral for securities on loan)(b)(w)	226,965	227,010

TOTAL SHORT-TERM INVESTMENTS (cost $305,126)		305,125

TOTAL INVESTMENTS 102.8% (cost $10,473,618)		10,579,175
Liabilities in excess of other assets (2.8)%		(283,950)

NET ASSETS 100.0%		$10,295,225

The following abbreviations are used in the semiannual report:

REITs—Real Estate Investment Trusts

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $222,004; cash collateral of $226,735 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Real Estate Income Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$592,864	$196,371	$—
Health Care REITs	3,041,460	—	—
Hotel & Resort REITs	1,139,203	343,577	—
Industrial REITs	194,616	826,404	—
Office REITs	—	295,418	—
Residential REITs	—	428	—
Retail REITs	989,499	732,832	—
Preferred Stocks
Diversified REITs	256,856	—	—
Hotel & Resort REITs	314,474	—	—
Industrial REITs	379,283	—	—
Residential REITs	298,568	—	—
Retail REITs	671,841	—	—
Specialized REITs	356	—	—
Affiliated Mutual Funds	305,125	—	—

Total	$8,184,145	$2,395,030	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2017 were as follows:

Health Care REITs	29.5%
Retail REITs	23.2
Hotel & Resort REITs	17.5
Industrial REITs	13.6
Diversified REITs	10.2
Affiliated Mutual Funds (including 2.2% of collateral for securities on loan)	3.0
Residential REITs	2.9%
Office REITs	2.9
Specialized REITs	0.0 *

102.8
Liabilities in excess of other assets	(2.8)

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

12

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instruments/transactions assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$222,004	$(222,004)	$—

(1)	Amount represents marktet value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Real Estate Income Fund	13

Statement of Assets & Liabilities (unaudited)

as of April 30, 2017

Assets
Investments at value, including securities on loan of $222,004:
Unaffiliated investments (cost $10,168,492)	$10,274,050
Affiliated investments (cost $305,126)	305,125
Dividends and interest receivable	31,353
Receivable from advisor	8,131
Tax reclaim receivable	1,698
Prepaid expenses	275

Total assets	10,620,632

Liabilities
Payable to broker for collateral for securities on loan	226,735
Payable for investments purchased	69,124
Accrued expenses and other liabilities	28,942
Distribution fee payable	403
Affiliated transfer agent fee payable	203

Total liabilities	325,407

Net Assets	$10,295,225

Net assets were comprised of:
Shares of beneficial interest, at par	$1,064
Paid-in capital in excess of par	10,342,233

10,343,297
Distributions in excess of net investment income	(75,980)
Accumulated net realized loss on investment and foreign currency transactions	(77,601)
Net unrealized appreciation on investments and foreign currencies	105,509

Net assets, April 30, 2017	$10,295,225

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share, ($702,138 ÷ 72,576 shares of beneficial interest issued and outstanding)	$9.67
Maximum sales charge (5.50% of offering price)	0.56

Maximum offering price to public	$10.23

Class C
Net asset value, offering price and redemption price per share, ($301,185 ÷ 31,132 shares of beneficial interest issued and outstanding)	$9.67

Class Q
Net asset value, offering price and redemption price per share, ($10,521 ÷ 1,087 shares of beneficial interest issued and outstanding)	$9.68

Class Z
Net asset value, offering price and redemption price per share, ($9,281,381 ÷ 958,920 shares of beneficial interest issued and outstanding)	$9.68

See Notes to Financial Statements.

Prudential Real Estate Income Fund	15

Statement of Operations (unaudited)

Six Months Ended April 30, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $7,096)	$234,645
Income from securities lending, net (including affiliated income of $86)	905
Affiliated dividend income	666

Total income	236,216

Expenses
Management fee	35,242
Distribution fee—Class A	1,071
Distribution fee—Class C	1,579
Registration fees	28,000
Custodian and accounting fees	26,000
Audit fee	15,000
Legal fees and expenses	12,000
Shareholders’ reports	11,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $500)	1,000
Miscellaneous	7,656

Total expenses	143,548
Less: Management fee waiver and/or expense reimbursement	(92,441)
Distribution fee waiver—Class A	(179)

Net expenses	50,928

Net investment income (loss)	185,288

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $41)	14,859
Foreign currency transactions	(166)

14,693

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(33))	138,475
Foreign currencies	2

138,477

Net gain (loss) on investment and foreign currency transactions	153,170

Net Increase (Decrease) In Net Assets Resulting From Operations	$338,458

See Notes to Financial Statements.

16

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Increase (Decrease) In Net Assets
Operations
Net investment income (loss)	$185,288	$206,945
Net realized gain (loss) on investment and foreign currency transactions	14,693	55,424
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	138,477	103,089

Net increase (decrease) in net assets resulting from operations	338,458	365,458

Dividends from net investment income
Class A	(16,833)	(11,790)
Class C	(6,371)	(6,735)
Class Q	(149)	—
Class Z	(205,227)	(308,719)

	(228,580)	(327,244)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	4,026,057	1,198,822
Net asset value of shares issued in reinvestment of dividends and distributions	227,375	327,133
Cost of shares reacquired	(538,044)	(26,047)

Net increase (decrease) in net assets from Fund share transactions	3,715,388	1,499,908

Total increase (decrease)	3,825,266	1,538,122

Net Assets:
Beginning of period	6,469,959	4,931,837

End of period	$10,295,225	$6,469,959

See Notes to Financial Statements.

Prudential Real Estate Income Fund	17

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of four portfolios: Prudential Select Real Estate Fund, Prudential Real Estate Income Fund, Prudential QMA Large-Cap Core Equity Fund and Prudential Absolute Return Bond Fund. These financial statements relate only to Prudential Real Estate Income Fund (the “Fund”). The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on September 18, 1998. The Fund commenced investment operations on June 3, 2015.

The investment objective of the Fund is to seek income and capital appreciation.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”)(formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

18

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are generally valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Prudential Real Estate Income Fund	19

Notes to Financial Statements (unaudited) (continued)

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency realized between the trade date and settlement date on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

20

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

REITs: The Fund invests in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or a return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions is disclosed by the REITs.

Concentration of Risk for REITs: Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be

Prudential Real Estate Income Fund	21

Notes to Financial Statements (unaudited) (continued)

subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain(loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments

22

has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory service to the Fund through its PGIM Real Estate Unit. The subadvisory agreement provides that PGIM Real Estate will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM Real Estate is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM Real Estate, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .80% of the Fund’s average daily net assets up to and including $1 billion, .78% of the next $2 billion, .76% of the next $2 billion, .75% of the next $5 billion and .74% of the Fund’s average daily net assets in excess of $10 billion. For the six months ended April 30, 2017, the effective management fee rate before any waivers and/or expense reimbursement was .80%. For the six months ended April 30, 2017, the waiver and/or expense reimbursement exceeded the effective management fee rate.

PGIM Investments has contractually agreed through February 28, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to 1.10% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed through February 28, 2018 to limit such fees to .25% of the average daily net assets of Class A shares.

PIMS has advised the Fund that it has received $5,012 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2017, it has received $203 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

Prudential Real Estate Income Fund	23

Notes to Financial Statements (unaudited) (continued)

PGIM Investments, PGIM, Inc., and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the period ended April 30, 2017, PGIM, Inc., was compensated $58 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended April 30, 2017, were $8,977,674 and $5,238,620, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2017 were as follows:

Tax Basis	$10,591,140

Appreciation	377,414
Depreciation	(389,379)

Net Unrealized Depreciation	$(11,965)

24

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2016 of approximately $21,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with a frontend sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A shares CDSC is waived for purchases by certain retirement and/or benefit plans. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for a sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into classes, designated Class A, Class C, Class Q and Class Z.

As of April 30, 2017, Prudential, through its affiliates, owned 1,104 of Class A, 1,089 of Class C, 1,087 of Class Q and 555,634 of Class Z shares of the Fund, respectively. At reporting period end, two shareholders of record held 90% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Prudential Real Estate Income Fund	25

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2017:
Shares sold	22,203	$210,187
Shares issued in reinvestment of dividends and distributions	1,678	16,158
Shares reacquired	(17,196)	(165,729)

Net increase (decrease) in shares outstanding	6,685	$60,616

Year ended October 31, 2016:
Shares sold	63,740	$626,085
Shares issued in reinvestment of dividends and distributions	1,199	11,679
Shares reacquired	(2,470)	(24,165)

Net increase (decrease) in shares outstanding	62,469	$613,599

Class C
Six months ended April 30, 2017:
Shares sold	10,582	$99,325
Shares issued in reinvestment of dividends and distributions	663	6,371
Shares reacquired	(12,359)	(118,304)

Net increase (decrease) in shares outstanding before conversion	(1,114)	(12,608)
Shares reacquired upon conversion into other share class(es)	(1,001)	(9,843)

Net increase (decrease) in shares outstanding	(2,115)	$(22,451)

Year ended October 31, 2016:
Shares sold	31,258	$296,223
Shares issued in reinvestment of dividends and distributions	689	6,735
Shares reacquired	(31)	(313)

Net increase (decrease) in shares outstanding before conversion	31,916	$302,645

Class Q
Period ended April 30, 2017*:
Shares sold	1,072	$10,000
Shares issued in reinvestment of dividends and distributions	15	149

Net increase (decrease) in shares outstanding	1,087	$10,149

Class Z
Six months ended April 30, 2017:
Shares sold	392,452	$3,706,545
Shares issued in reinvestment of dividends and distributions	21,216	204,697
Shares reacquired	(26,154)	(254,011)

Net increase (decrease) in shares outstanding before conversion	387,514	3,657,231
Shares issued upon conversion from other share class(es)	999	9,843

Net increase (decrease) in shares outstanding	388,513	$3,667,074

Year ended October 31, 2016:
Shares sold	28,115	$276,514
Shares issued in reinvestment of dividends and distributions	32,928	308,719
Shares reacquired	(155)	(1,569)

Net increase (decrease) in shares outstanding before conversion	60,888	$583,664

*	Commencement of operations was December 28, 2016.

26

Note 7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under each SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund did not utilize the SCA during the six months ended April 30, 2017.

Note 8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Note 9. Other

At the Trust’s Board meeting in March, 2017, the Board of Trustees approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. The impact to the net assets of the Fund and individual share classes is not ascertainable at the present time. PGIM Investments expects to implement the changes by December 31, 2017.

Prudential Real Estate Income Fund	27

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2017		Year Ended October 31, 2016	June 3, 2015(b) through October 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.66		$9.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.20		.24	.13
Net realized and unrealized gain (loss) on investment transactions	.04		.39	(.38)
Total from investment operations	.24		.63	(.25)
Less Dividends:
Dividends from net investment income	(.23)		(.56)	(.16)
Net asset value, end of period	$9.67		$9.66	$9.59
Total Return(a)	2.47%		6.92%	(2.55)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$702		$637	$33
Average net assets (000)	$720		$186	$24
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.35%	(e)	1.35%	1.36%	(e)
Expense before waivers and/or expense reimbursement	3.51%	(e)	3.37%	9.50%	(e)
Net investment income (loss)	4.11%	(e)	2.45%	3.15%	(e)
Portfolio turnover rate	59%	(f)	113%	98%	(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

28

Class C Shares
	Six Months Ended April 30, 2017		Year Ended October 31, 2016	June 3, 2015(b) through October 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.66		$9.58	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.16		.19	.11
Net realized and unrealized gain (loss) on investment transactions	.04		.38	(.40)
Total from investment operations	.20		.57	(.29)
Less Dividends:
Dividends from net investment income	(.19)		(.49)	(.13)
Net asset value, end of period	$9.67		$9.66	$9.58
Total Return(a)	2.11%		6.22%	(2.91)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$301		$321	$13
Average net assets (000)	$318		$151	$11
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	2.10%	(e)	2.10%	2.13%	(e)
Expense before waivers and/or expense reimbursement	4.22%	(e)	4.78%	10.11%	(e)
Net investment income (loss)	3.40%	(e)	1.98%	2.87%	(e)
Portfolio turnover rate	59%	(f)	113%	98%	(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Real Estate Income Fund	29

Financial Highlights (unaudited) (continued)

Class Q Shares
	December 28, 2016(b) through April 30, 2017
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.33
Income (loss) from investment operations:
Net investment income (loss)	.10
Net realized and unrealized gain (loss) on investment transactions	.39
Total from investment operations	.49
Less Dividends:
Dividends from net investment income	(.14)
Net asset value, end of period	$9.68
Total Return(a)	5.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.10%	(e)
Expense before waivers and/or expense reimbursement	3.02%	(e)
Net investment income (loss)	3.20%	(e)
Portfolio turnover rate	59%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

30

Class Z Shares
	Six Months Ended April 30, 2017		Year Ended October 31, 2016	June 3, 2015(b) through October 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.66		$9.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.20		.38	.16
Net realized and unrealized gain (loss) on investment transactions	.06		.28	(.41)
Total from investment operations	.26		.66	(.25)
Less Dividends:
Dividends from net investment income	(.24)		(.59)	(.16)
Net asset value, end of period	$9.68		$9.66	$9.59
Total Return(a)	2.70%		7.19%	(2.47)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,281		$5,512	$4,886
Average net assets (000)	$7,838		$5,008	$4,868
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.10%	(e)	1.10%	1.10%	(e)
Expense before waivers and/or expense reimbursement	3.20%	(e)	4.85%	8.98%	(e)
Net investment income (loss)	4.25%	(e)	3.98%	4.08%	(e)
Portfolio turnover rate	59%	(f)	113%	98%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Real Estate Income Fund	31

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Real Estate Income Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL REAL ESTATE INCOME FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	PRKAX	PRKCX	PRKQX	PRKZX
CUSIP	74441J761	74441J753	74441J670	74441J746

MF228E2

     PRUDENTIAL SELECT REAL ESTATE FUND

SEMIANNUAL REPORT

APRIL 30, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Select Real Estate Fund informative and useful. The report covers performance for the six-month period ended April 30, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Select Real Estate Fund

June 15, 2017

Prudential Select Real Estate Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/17 (without sales charges)	Average Annual Total Returns as of 4/30/17 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	3.79	–1.52	2.12 (8/1/14)
Class C	3.31	2.34	3.43 (8/1/14)
Class Q	3.84	4.40	4.47 (8/1/14)
Class Z	3.89	4.44	4.52 (8/1/14)
FTSE EPRA/NAREIT Developed Real Estate Net Index**	3.28	2.13	3.29
S&P 500 Index	13.31	17.90	10.27
S&P Developed Property Net Index**	4.09	3.11	3.78
Lipper Global Real Estate Funds Average	3.56	2.54	3.13

*Not annualized

**The Fund’s primary benchmark is the FTSE EPRA/NAREIT Developed Real Estate Net Index and the S&P Developed Property Net Index has been discontinued as a benchmark for the Fund. The Fund’s Manager believes that the FTSE EPRA/NAREIT Developed Real Estate Net Index provides a more appropriate basis for Fund performance comparisons.

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None	None

Benchmark Definitions

FTSE EPRA/NAREIT Developed Real Estate Net Index—The Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate investment Trusts (FTSE EPRA/NAREIT) Developed Real Estate Net Index reflects the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the world.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Global Real Estate Funds Average—The Lipper Global Real Estate Funds Average (Lipper Average) includes funds that invest at least 25% but less than 75% of their equity portfolios in shares of companies engaged in the real estate industry that are strictly outside of the US or whose securities are principally traded outside of the US.

S&P Developed Property Net Index—The S&P Developed Property Net Index is an unmanaged, weighted index which measures the investable universe of publicly traded property companies domiciled in developed markets.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Prudential Select Real Estate Fund	5

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/17 (%)
Hudson Pacific Properties, Inc., Office REITs	3.8
Camden Property Trust, Residential REITs	3.6
Equity Residential, Residential REITs	3.4
Federal Realty Investment Trust, Retail REITs	3.4
CubeSmart, Specialized REITs	3.3

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/17 (%)
Retail REITs	18.5
Residential REITs	16.0
Specialized REITs	13.5
Diversified REITs	11.9
Office REITs	9.8

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional

Prudential Select Real Estate Fund	7

Fees and Expenses (continued)

expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Select Real Estate Fund		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,037.90	1.30%	$6.57
	Hypothetical	$1,000.00	$1,018.35	1.30%	$6.51
Class C	Actual	$1,000.00	$1,033.10	2.05%	$10.33
	Hypothetical	$1,000.00	$1,014.63	2.05%	$10.24
Class Q	Actual	$1,000.00	$1,038.40	1.05%	$5.31
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26
Class Z	Actual	$1,000.00	$1,038.90	1.05%	$5.31
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2017, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 99.3%

COMMON STOCKS

Diversified Real Estate Activities 3.6%
Sumitomo Realty & Development Co. Ltd. (Japan)	4,215	$113,871
Sun Hung Kai Properties Ltd. (Hong Kong)	7,034	105,404

		219,275

Diversified REITs 11.9%
Empire State Realty Trust, Inc. (Class A Stock)	4,439	92,331
Forest City Realty Trust, Inc. (Class A Stock)	8,350	188,710
Hibernia REIT PLC (Ireland)	70,630	98,067
ICADE (France)	838	62,227
Spirit Realty Capital, Inc.	17,500	164,850
Suntec Real Estate Investment Trust (Singapore)	100,675	127,490

		733,675

Health Care REITs 9.5%
Community Healthcare Trust, Inc.	2,511	62,072
MedEquities Realty Trust, Inc.	10,690	126,356
Medical Properties Trust, Inc.	11,329	148,070
Omega Healthcare Investors, Inc.	1,700	56,100
Physicians Realty Trust	4,720	92,701
Ventas, Inc.	1,500	96,015

		581,314

Hotel & Resort REITs 5.2%
MGM Growth Properties LLC (Class A Stock)	6,000	171,720
Park Hotels & Resorts, Inc.	5,900	151,453

		323,173

Industrial REITs 5.8%
LaSalle Logiport REIT (Japan)	97	92,138
Rexford Industrial Realty, Inc.	5,566	138,816
STAG Industrial, Inc.	4,700	123,892

		354,846

Office REITs 9.8%
Columbia Property Trust, Inc.	5,500	123,750
Hudson Pacific Properties, Inc.	6,800	233,648
Keppel REIT (Singapore)	160,630	121,842
SL Green Realty Corp.	1,200	125,916

		605,156

See Notes to Financial Statements.

Prudential Select Real Estate Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Real Estate Development 1.4%
Kennedy Wilson Europe Real Estate PLC (United Kingdom)	6,414	$86,304

Real Estate Operating Companies 4.1%
First Capital Realty, Inc. (Canada)	9,300	135,169
TLG Immobilien AG (Germany)	5,698	115,299

		250,468

Residential REITs 16.0%
Camden Property Trust	2,700	222,291
Empiric Student Property PLC (United Kingdom)	83,283	118,139
Equity Residential	3,280	211,822
Invitation Homes, Inc.*	5,000	107,750
Irish Residential Properties REIT PLC (Ireland)	73,398	104,720
Mid-America Apartment Communities, Inc.	1,500	148,815
Sun Communities, Inc.	813	67,975

		981,512

Retail REITs 18.5%
British Land Co. PLC (The) (United Kingdom)	8,200	69,726
DDR Corp.	12,800	138,368
Federal Realty Investment Trust	1,590	208,115
Kenedix Retail REIT Corp. (Japan)	61	132,870
Macerich Co. (The)	2,500	156,075
Retail Properties of America, Inc. (Class A Stock)	15,089	201,287
Simon Property Group, Inc.	500	82,630
Taubman Centers, Inc.	2,350	146,993

		1,136,064

Specialized REITs 13.5%
CoreSite Realty Corp.	1,200	117,420
CubeSmart	8,000	202,720
Extra Space Storage, Inc.	1,645	124,247
Four Corners Property Trust, Inc.	6,990	163,076
Life Storage, Inc.	1,500	117,585
QTS Realty Trust, Inc. (Class A Stock)	2,000	106,880

		831,928

TOTAL LONG-TERM INVESTMENTS (cost $6,115,745)		6,103,715

See Notes to Financial Statements.

10

Description	Shares	Value
SHORT-TERM INVESTMENT 5.0%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $303,747)(a)	303,747	$303,747

TOTAL INVESTMENTS 104.3% (cost $6,419,492)		6,407,462
Liabilities in excess of other assets (4.3)%		(262,899)

NET ASSETS 100.0%		$6,144,563

The following abbreviations are used in the semiannual report:

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trusts

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified Real Estate Activities	$—	$219,275	$—
Diversified REITs	445,891	287,784	—
Health Care REITs	581,314	—	—
Hotel & Resort REITs	323,173	—	—
Industrial REITs	262,708	92,138	—
Office REITs	483,314	121,842	—
Real Estate Development	—	86,304	—
Real Estate Operating Companies	135,169	115,299	—

See Notes to Financial Statements.

Prudential Select Real Estate Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

	Level 1	Level 2	Level 3
Common Stocks (continued)
Residential REITs	$758,653	$222,859	$—
Retail REITs	933,468	202,596	—
Specialized REITs	831,928	—	—
Affiliated Mutual Fund	303,747	—	—

Total	$5,059,365	$1,348,097	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2017 were as follows:

Retail REITs	18.5%
Residential REITs	16.0
Specialized REITs	13.5
Diversified REITs	11.9
Office REITs	9.8
Health Care REITs	9.5
Industrial REITs	5.8
Hotel & Resort REITs	5.2
Affiliated Mutual Fund	5.0
Real Estate Operating Companies	4.1%
Diversified Real Estate Activities	3.6
Real Estate Development	1.4

104.3
Liabilities in excess of other assets	(4.3)

100.0%

See Notes to Financial Statements.

12

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of April 30, 2017

Assets
Investments at value:
Unaffiliated investments (cost $6,115,745)	$6,103,715
Affiliated investments (cost $303,747)	303,747
Foreign currency, at value (cost $2,549)	2,556
Receivable for investments sold	22,017
Due from manager	9,712
Dividends receivable	9,065
Tax reclaim receivable	739
Receivable for Fund shares sold	155
Prepaid expenses	275

Total assets	6,451,981

Liabilities
Payable for investments purchased	233,700
Accrued expenses	23,532
Accrued shareholders’ reports fees	16,873
Accrued registration fees	16,742
Accrued audit fees	16,293
Affiliated transfer agent fee payable	156
Distribution fee payable	122

Total liabilities	307,418

Net Assets	$6,144,563

Net assets were comprised of:
Shares of beneficial interest, at par	$616
Paid-in capital in excess of par	6,169,432

6,170,048
Distributions in excess of net investment income	(12,292)
Accumulated net realized loss on investment and foreign currency transactions	(1,197)
Net unrealized depreciation on investments and foreign currencies	(11,996)

Net assets, April 30, 2017	$6,144,563

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share, ($265,028 ÷ 26,246 shares of beneficial interest issued and outstanding)	$10.10
Maximum sales charge (5.50% of offering price)	0.59

Maximum offering price to public	$10.69

Class C
Net asset value, offering price and redemption price per share, ($81,382 ÷ 8,132 shares of beneficial interest issued and outstanding)	$10.01

Class Q
Net asset value, offering price and redemption price per share, ($5,650,253 ÷ 566,644 shares of beneficial interest issued and outstanding)	$9.97

Class Z
Net asset value, offering price and redemption price per share, ($147,900 ÷ 14,618 shares of beneficial interest issued and outstanding)	$10.12

See Notes to Financial Statements.

Prudential Select Real Estate Fund	15

Statement of Operations (unaudited)

Six Months Ended April 30, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $3,318)	$63,858
Affiliated dividend income	906

Total income	64,764

Expenses
Management fee	23,650
Distribution fee—Class A	335
Distribution fee—Class C	329
Registration fees	27,000
Custodian and accounting fees	25,000
Audit fee	16,000
Legal fees and expenses	10,000
Shareholders’ reports	9,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $400)	1,000
Miscellaneous	6,820

Total expenses	124,134
Less: Management fee waiver and/or expense reimbursement	(92,429)
Distribution fee waiver—Class A	(56)

Net expenses	31,649

Net investment income (loss)	33,115

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	40,767
Foreign currency transactions	(999)

39,768

Net change in unrealized appreciation (depreciation) on:
Investments	150,813
Foreign currencies	211

151,024

Net gain (loss) on investment and foreign currency transactions	190,792

Net Increase (Decrease) In Net Assets Resulting From Operations	$223,907

See Notes to Financial Statements.

16

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,115	$123,586
Net realized gain (loss) on investment and foreign currency transactions	39,768	141,152
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	151,024	(262,492)

Net increase (decrease) in net assets resulting from operations	223,907	2,246

Dividends and Distributions
Dividends from net investment income
Class A	(856)	(3,136)
Class C	(126)	(677)
Class Q	(29,375)	(184,388)
Class Z	(721)	(4,261)

	(31,078)	(192,462)

Distributions from net realized gains
Class A	(4,612)	(3,969)
Class C	(1,220)	(1,433)
Class Q	(125,625)	(215,530)
Class Z	(3,060)	(5,495)

	(134,517)	(226,427)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	120,008	341,596
Net asset value of shares issued in reinvestment of dividends and distributions	165,594	418,881
Cost of shares reacquired	(22,792)	(147,504)

Net increase (decrease) in net assets from Fund share transactions	262,810	612,973

Total increase (decrease)	321,122	196,330

Net Assets:
Beginning of period	5,823,441	5,627,111

End of period	$6,144,563	$5,823,441

See Notes to Financial Statements.

Prudential Select Real Estate Fund	17

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 9 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust currently consists of four portfolios: Prudential Select Real Estate (the “Fund”), Prudential QMA Large-Cap Core Equity Fund, Prudential Absolute Return Bond Fund and Prudential Real Estate Income Fund. These financial statements relate only to Prudential Select Real Estate Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a Delaware business trust on September 18, 1998. The Fund commenced operations on August 1, 2014. The Fund’s investment objective is to seek capital appreciation and income.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security

18

principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or

Prudential Select Real Estate Fund	19

Notes to Financial Statements (unaudited) (continued)

contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

20

Real Estate Investment Trusts (REITs): The Fund invests in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Concentration of Risk for REITs: An investment in the Fund will be closely linked to the performance of the real estate markets. Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class), and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to

Prudential Select Real Estate Fund	21

Notes to Financial Statements (unaudited) (continued)

income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PGIM Investments has entered into a subadvisory agreement with PGIM Real Estate, formerly known as Prudential Real Estate Investors (“PREI”), which is a business unit of PGIM, Inc. The subadvisory agreement provides that PGIM Real Estate will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM Real Estate is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM Real Estate, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .80% of the Fund’s average daily net assets up to and including $1 billion, .78% of the next $2 billion, .76% of the next $2 billion, .75% of the next $5 billion and .74% of the Fund’s average daily net assets in excess of $10 billion. For the six months ended April 30, 2017, the effective management fee rate before any waivers and/or expense reimbursement was .80%. For the six months ended April 30, 2017, the waiver and/or expense reimbursement exceeded the effective management fee rate.

PGIM Investments has contractually agreed through February 28, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to 1.05% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

22

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, C, Q and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed through February 28, 2018 to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $661 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2017, there were no contingent deferred sales charges imposed.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common trustees, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended April 30, 2017, were $4,197,475 and $3,762,687 respectively.

Prudential Select Real Estate Fund	23

Notes to Financial Statements (unaudited) (continued)

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2017 were as follows:

Tax Basis	$6,469,778

Appreciation	247,445
Depreciation	(309,761)

Net Unrealized Depreciation	$(62,316)

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B Shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of April 30, 2017, Prudential, through its affiliates, owned 1,110 Class A shares, 1,096 Class C shares, 566,644 Class Q shares and 1,116 Class Z shares of the Fund, which represents 92% of the Fund’s outstanding shares.

24

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2017:
Shares sold	7,575	$75,679
Shares issued in reinvestment of dividends and distributions	558	5,467
Shares reacquired	(361)	(3,528)

Net increase (decrease) in shares outstanding	7,772	$77,618

Year ended October 31, 2016:
Shares sold	14,750	$152,673
Shares issued in reinvestment of dividends and distributions	709	7,104
Shares reacquired	(2,707)	(24,987)

Net increase (decrease) in shares outstanding	12,752	134,790
Shares reacquired upon conversion into other share class(es)	(52)	(567)

Net increase (decrease) in shares outstanding	12,700	$134,223

Class C
Six months ended April 30, 2017:
Shares sold	3,438	$34,300
Shares issued in reinvestment of dividends and distributions	138	1,346
Shares reacquired	(1,381)	(13,527)

Net increase (decrease) in shares outstanding	2,195	$22,119

Year ended October 31, 2016:
Shares sold	2,332	$24,001
Shares issued in reinvestment of dividends and distributions	212	2,110

Net increase (decrease) in shares outstanding	2,544	$26,111

Class Q
Six months ended April 30, 2017:
Shares issued in reinvestment of dividends and distributions	15,993	$155,000

Net increase (decrease) in shares outstanding	15,993	$155,000

Year ended October 31, 2016:
Shares issued in reinvestment of dividends and distributions	40,399	$399,911

Net increase (decrease) in shares outstanding	40,399	$399,911

Class Z
Six months ended April 30, 2017:
Shares sold	1,009	$10,029
Shares issued in reinvestment of dividends and distributions	385	3,781
Shares reacquired	(586)	(5,737)

Net increase (decrease) in shares outstanding	808	$8,073

Year ended October 31, 2016:
Shares sold	16,305	$164,922
Shares issued in reinvestment of dividends and distributions	974	9,756
Shares reacquired	(13,445)	(122,517)

Net increase (decrease) in shares outstanding	3,834	52,161
Shares issued upon conversion from other share class(es)	52	567

Net increase (decrease) in shares outstanding	3,886	$52,728

Prudential Select Real Estate Fund	25

Notes to Financial Statements (unaudited) (continued)

Note 7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund did not utilize the SCA during the six months ended April 30, 2017.

Note 8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Note 9. Other

At the Trust’s Board meeting in March, 2017, the Board of Trustees approved a change in the methodology of allocating certain expenses, like Transfer Agent Fees (including sub-transfer agent and networking fees) and Blue Sky fees. The impact to the net assets of the Fund and individual share classes is not ascertainable at the present time. PGIM Investments expects to implement the changes by December 31, 2017.

26

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,		August 1, 2014(b) through October 31,
	2017		2016	2015	2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$10.00		$10.71	$10.30	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04		.17	.09	.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.33		(.18)	.41	.29
Total from investment operations	.37		(.01)	.50	.30
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.28)	-	-
Distributions from net realized gains	(.23)		(.42)	(.09)	-
Total dividends and distributions	(.27)		(.70)	(.09)	-
Net asset value, end of period	$10.10		$10.00	$10.71	$10.30
Total Return(a)	3.79%		.01%	4.85%	3.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$265		$185	$62	$18
Average net assets (000)	$225		$119	$27	$15
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.30%	(e)	1.33%	1.35%	1.35%	(e)
Expense before waivers and/or expense reimbursement	4.73%	(e)	4.81%	5.16%	20.58%	(e)
Net investment income (loss)	.80%	(e)	1.70%	.86%	.46%	(e)
Portfolio turnover rate	65%	(f)	158%	150%	18%	(f)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Select Real Estate Fund	27

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,		August 1, 2014(b) through October 31,
	2017		2016	2015	2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.94		$10.60	$10.28	$10.00
Income (loss) from investment operations:
Net investment income (loss)	-	(g)	.11	(.03)	(.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.32		(.18)	.44	.29
Total from investment operations	.32		(.07)	.41	.28
Less Dividends and Distributions:
Dividends from net investment income	(.02)		(.17)	-	-
Distributions from net realized gains	(.23)		(.42)	(.09)	-
Total dividends and distributions	(.25)		(.59)	(.09)	-
Net asset value, end of period	$10.01		$9.94	$10.60	$10.28
Total Return(a)	3.31%		(.63)%	3.98%	2.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$81		$59	$36	$10
Average net assets (000)	$66		$48	$46	$10
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	2.05%	(e)	2.08%	2.10%	2.10%	(e)
Expense before waivers and/or expense reimbursement	5.44%	(e)	5.64%	5.54%	20.42%	(e)
Net investment income (loss)	-%	(e)(h)	1.08%	(.30)%	(.26)%	(e)
Portfolio turnover rate	65%	(f)	158%	150%	18%	(f)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	Less than $.005 per share.
(h)	Less than .005%.

See Notes to Financial Statements.

28

Class Q Shares
	Six Months Ended April 30,		Year Ended October 31,		August 1, 2014(b) through October 31,
	2017		2016	2015	2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.88		$10.63	$10.31	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.06		.22	.10	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.31		(.20)	.41	.29
Total from investment operations	.37		.02	.51	.31
Less Dividends and Distributions:
Dividends from net investment income	(.05)		(.35)	(.10)	-
Distributions from net realized gains	(.23)		(.42)	(.09)	-
Total dividends and distributions	(.28)		(.77)	(.19)	-
Net asset value, end of period	$9.97		$9.88	$10.63	$10.31
Total Return(a)	3.84%		.30%	5.01%	3.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,650		$5,441	$5,423	$5,165
Average net assets (000)	$5,530		$5,413	$5,288	$4,983
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.05%	(e)	1.08%	1.10%	1.10%	(e)
Expense before waivers and/or expense reimbursement	4.16%	(e)	4.40%	4.51%	14.06%	(e)
Net investment income (loss)	1.15%	(e)	2.18%	.96%	.75%	(e)
Portfolio turnover rate	65%	(f)	158%	150%	18%	(f)

(a)	Total return is calculated assuming a purchase of a shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Select Real Estate Fund	29

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,		August 1, 2014(b) through October 31,
	2017		2016	2015	2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$10.02		$10.74	$10.31	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.06		.21	.10	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.32		(.18)	.42	.29
Total from investment operations	.38		.03	.52	.31
Less Dividends and Distributions:
Dividends from net investment income	(.05)		(.33)	-	-
Distributions from net realized gains	(.23)		(.42)	(.09)	-
Total dividends and distributions	(.28)		(.75)	(.09)	-
Net asset value, end of period	$10.12		$10.02	$10.74	$10.31
Total Return(a)	3.89%		.36%	5.04%	3.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$148		$138	$107	$10
Average net assets (000)	$140		$139	$39	$10
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.05%	(e)	1.08%	1.10%	1.10%	(e)
Expense before waivers and/or expense reimbursement	4.46%	(e)	4.82%	5.16%	19.50%	(e)
Net investment income (loss)	1.12%	(e)	2.09%	.98%	.77%	(e)
Portfolio turnover rate	65%	(f)	158%	150%	18%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

30

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Select Real Estate Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SELECT REAL ESTATE FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	SREAX	SRECX	SREQX	SREZX
CUSIP	74441J811	74441J795	74441J787	74441J779

MF223E2

PRUDENTIAL INTERNATIONAL BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return, made up of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential International Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential International Bond Fund

June 15, 2017

Prudential International Bond Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 4/30/17 (without sales charges)
Since Inception* (%)
Class A	2.93 (12/14/16)
Class C	2.65 (12/14/16)
Class Q	3.03 (12/14/16)
Class Z	3.03 (12/14/16)
Bloomberg Barclays Global Aggregate ex USD Index	1.04
Lipper International Income Funds Average	4.24

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	None	None

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Benchmark Definitions

Bloomberg Barclays Global Aggregate ex USD (USD Hedged) Index—Provides a broad-based measure of the global investment-grade fixed income markets. The Index includes government, government agency, corporate, and securitized non-US investment-grade fixed income investments, all issued in currencies other than the US dollar and with maturities of more than one year. The index is US dollar hedged.

The Lipper International Income Funds Average—Invest primarily in non-US dollar and US dollar debt securities of issuers located in at least three countries, excluding the US, except in periods of market weakness.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Distributions and Yields as of 4/30/17
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.07	0.81	-3.89
Class C	0.04	0.11	-4.81
Class Q	0.08	1.11	0.24
Class Z	0.08	1.10	-3.81

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

Prudential International Bond Fund	5

Credit Quality expressed as a percentage of total investments as of 4/30/17 (%)
AAA	20.5
AA	13.1
A	20.4
BBB	22.6
BB	14.5
B	4.3
Not Rated	0.3
Cash/Cash Equivalents	4.4
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential International Bond Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential International Return Bond Fund		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,029.30	0.99%	$3.80
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
Class C	Actual	$1,000.00	$1,026.50	1.74%	$6.67
	Hypothetical	$1,000.00	$1,016.17	1.74%	$8.70
Class Q	Actual**	$1,000.00	$1,030.30	0.74%	$2.84
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71
Class Z	Actual	$1,000.00	$1,030.30	0.74%	$2.84
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2017, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 138 day period ended April 30, 2017 due to the Fund’s inception date of December 14, 2016.

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Schedule of Investments (unaudited)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS 94.7%

ASSET-BACKED SECURITIES 2.9%

United Kingdom 2.1%
Alba PLC (United Kingdom), Series 2007-1, Class B, RegS	0.584	%(c)	03/17/39	GBP	93	$108,729
Paragon Mortgages PLC (United Kingdom),
Series 12X, Class B1B, RegS	0.151	(c)	11/15/38	EUR	100	97,620
Series 10X, Class B1A, RegS	0.884	(c)	06/15/41	GBP	114	133,950
Ripon Mortgages (United Kingdom),Series 1A, Class A1, 144A	1.572	(c)	08/20/56	GBP	100	128,327
RMAC Securities PLC (United Kingdom), Series 2006-NS3X, Class M1C, RegS	1.000	(s)	06/12/44	EUR	73	71,384

						540,010

United States 0.8%
CIM Trust, Series 2017-3, Class A, 144A^	2.983	(c)	01/25/57		98	98,486
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class C, 144A	3.910		08/16/21		100	100,100

						198,586

TOTAL ASSET-BACKED SECURITIES (cost $722,098)						738,596

CORPORATE BONDS 23.9%

Australia 0.8%
European Investment Bank (Australia), Sr. Unsec’d. Notes, EMTN	0.500		10/26/23	AUD	160	98,240
Transurban Finance Co. Pty Ltd. (Australia), Sr. Sec’d. Notes, EMTN, RegS	2.000		08/28/25	EUR	100	114,577

						212,817

Austria 0.9%
Jab Holdings BV (Austria), Gtd. Notes, RegS	1.750		05/25/23	EUR	200	225,861

Brazil 0.4%
Petrobras Global Finance BV (Brazil), Gtd. Notes	3.750		01/14/21	EUR	100	113,641

China 0.9%
State Grid Europe Development PLC (China), Gtd. Notes, RegS	1.500		01/26/22	EUR	200	224,028

France 1.1%
BNP Paribas SA (France), Sub. Notes, EMTN, RegS	2.250		01/11/27	EUR	100	109,205
TOTAL SA (France), Jr. Sub. Notes, EMTN, RegS	3.875		12/31/49	EUR	150	175,105

						284,310

See Notes to Financial Statements.

Prudential International Bond Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Germany 2.4%
Allianz SE (Germany), Sub. Notes, RegS	5.625%	10/17/42	EUR	200	$262,234
Commerzbank AG (Germany), Sub. Notes, EMTN	7.750	03/16/21	EUR	100	133,550
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, PIK, RegS	3.750	09/15/26	EUR	100	113,063
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, RegS	4.000	01/15/25	EUR	100	114,594

					623,441

Ireland 0.4%
Smurfit Kappa Acquisitions (Ireland), Gtd. Notes, RegS	2.750	02/01/25	EUR	100	111,926

Italy 0.5%
Telecom Italia SpA Milano (Italy), Sr. Unsec’d. Notes, EMTN, RegS	3.250	01/16/23	EUR	100	117,904

Luxembourg 0.5%
B&M European Value Retail SA (Luxembourg), Sr. Sec’d. Notes, 144A, MTN	4.125	02/01/22	GBP	100	134,970

Mexico 0.5%
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN, RegS	5.125	03/15/23	EUR	100	121,053

Netherlands 1.6%
Nederlandse Waterschapsbank NV (Netherlands), Sr. Unsec’d. Notes, EMTN	5.200	03/31/25	CAD	200	175,866
UPCB Finance Iv Ltd. (Netherlands), Sr. Sec’d. Notes, RegS	4.000	01/15/27	EUR	100	112,661
Ziggo Secured Finance BV (Netherlands), Sr. Sec’d. Notes, RegS	3.750	01/15/25	EUR	100	113,442

					401,969

Norway 0.5%
Silk Bidco AS (Norway), Sr. Sec’d. Notes, RegS	7.500	02/01/22	EUR	100	116,827

Russia 0.4%
Gazprom Oao Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, EMTN, RegS	3.389	03/20/20	EUR	100	114,966

Spain 0.9%
Merlin Properties Socimi SA (Spain), Sr. Unsec’d. Notes, EMTN, RegS	2.375	05/23/22	EUR	100	114,345
NH Hotel Group SA (Spain), Sr. Sec’d. Notes, RegS	3.750	10/01/23	EUR	100	113,592

					227,937

See Notes to Financial Statements.

10

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

United Kingdom 4.2%
Arrow Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	5.125%		09/15/24	GBP	100	$135,595
Barclays PLC (United Kingdom), Sub. Notes, EMTN, RegS	2.625	(c)	11/11/25	EUR	150	167,055
EI Group PLC (United Kingdom), First Mortgage, RegS	6.375		02/15/22	GBP	100	139,081
FCE Bank PLC (United Kingdom), Sr. Unsec’d. Notes, EMTN, RegS	1.615		05/11/23	EUR	150	168,057
SELP Finance Sarl (United Kingdom), Gtd. Notes, RegS	1.250		10/25/23	EUR	100	107,101
Tesco PLC (United Kingdom), Sr. Unsec’d. Notes, EMTN	5.000		03/24/23	GBP	80	114,491
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	5.500		01/15/25	GBP	90	122,979
William Hill PLC (United Kingdom), Gtd. Notes, RegS	4.875		09/07/23	GBP	100	135,025

						1,089,384

United States 7.9%
Adient Global Holdings Ltd., Gtd. Notes, RegS	3.500		08/15/24	EUR	100	111,517
Ball Corp., Gtd. Notes	4.375		12/15/23	EUR	100	121,718
Belden, Inc., Gtd. Notes, RegS	4.125		10/15/26	EUR	100	111,653
Catalent Pharma Solutions, Inc., Gtd. Notes, RegS	4.750		12/15/24	EUR	100	115,797
Hanesbrands Finance Luxembourg SCA, Gtd. Notes, RegS	3.500		06/15/24	EUR	100	112,712
International Game Technology PLC, Sr. Sec’d. Notes, RegS	4.750		02/15/23	EUR	100	118,995
Kraft Heinz Foods Co., Gtd. Notes, RegS	2.250		05/25/28	EUR	100	110,570
Liberty Mutual Group, Inc., Gtd. Notes, RegS	2.750		05/04/26	EUR	100	117,323
LKQ Italia Bondco SpA, Gtd. Notes, RegS	3.875		04/01/24	EUR	100	116,169
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	1.000		12/02/22	EUR	200	219,549
PVH Corp., Sr. Unsec’d. Notes, RegS	3.625		07/15/24	EUR	100	113,202
Quintiles Ims, Inc., Gtd. Notes, RegS	3.500		10/15/24	EUR	100	112,094
Spectrum Brands, Inc., Gtd. Notes, RegS	4.000		10/01/26	EUR	100	113,398
VWR Funding, Inc., Gtd. Notes, RegS	4.625		04/15/22	EUR	100	113,632
Xylem, Inc. Ny, Sr. Unsec’d. Notes	2.250		03/11/23	EUR	100	116,505
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	1.414		12/13/22	EUR	100	110,831
Sr. Unsec’d. Notes	2.425		12/13/26	EUR	100	113,003

						2,048,668

TOTAL CORPORATE BONDS (cost $5,923,406)						6,169,702

FOREIGN GOVERNMENT BONDS 61.6%

Argentina 0.4%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, RegS	3.875		01/15/22	EUR	100	109,332

See Notes to Financial Statements.

Prudential International Bond Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)

Australia 1.4%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, RegS	4.250%		04/21/26	AUD	400	$340,721
Sr. Unsec’d. Notes, RegS	3.000		03/21/47	AUD	50	33,759

						374,480

Belgium 5.1%
Kingdom of Belgium Government Bond (Belgium), Unsec’d. Notes	4.000		03/28/22	EUR	1,000	1,319,810

Brazil 0.9%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.875		04/01/21	EUR	200	228,208

Bulgaria 1.2%
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes, RegS	2.950		09/03/24	EUR	260	311,568

Canada 3.4%
Canadian Government Bond (Canada), Bonds	1.500		06/01/26	CAD	910	668,042
Province of British Columbia (Canada), Unsec’d. Notes	7.875		11/30/23	CAD	200	197,408

						865,450

Colombia 1.0%
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes, EMTN	3.875		03/22/26	EUR	200	251,084

Cyprus 1.9%
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, EMTN, RegS	3.750		07/26/23	EUR	435	499,204

France 4.4%
French Republic Government Bond OAT (France), Bonds, RegS	3.000		04/25/22	EUR	900	1,134,093

Germany 2.4%
Bundesrepublik Deutschland (Germany),
Bonds, RegS	0.353	(s)	08/15/26	EUR	450	479,157
Bonds, RegS	2.500		08/15/46	EUR	100	147,054

						626,211

Greece 2.8%
Hellenic Republic Government Bond (Greece),
RegS	3.000	(c)	02/24/23	EUR	50	46,926
Sr. Unsec’d. Notes, 144A, RegS	3.375		07/17/17	EUR	50	54,091
Sr. Unsec’d. Notes, 144A, RegS	4.750		04/17/19	EUR	585	619,112

						720,129

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)

Hungary 0.4%
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, RegS	5.750%	06/11/18	EUR	100	$116,109

Indonesia 0.9%
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, RegS	3.750	06/14/28	EUR	200	233,634

Ireland 0.7%
Ireland Government Bond (Ireland), Bonds, RegS	2.400	05/15/30	EUR	150	184,701

Italy 8.7%
Italy Buoni Poliennali del Tesoro, (Italy),
Bonds, RegS	1.650	04/23/20	EUR	130	148,782
Bonds, RegS	4.500	03/01/26	EUR	1,000	1,304,020
Bonds	3.750	09/01/24	EUR	640	791,600

					2,244,402

Japan 3.5%
Japan Government Twenty Year Bond (Japan), Sr. Unsec’d. Notes	0.500	09/20/36	JPY	100,000	890,110

Mexico 0.9%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750	04/22/23	EUR	200	234,940

Norway 1.1%
Kommunalbanken As (Norway), Sr. Unsec’d. Notes, EMTN	5.320	03/05/18	NZD	400	280,615

Peru 1.0%
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	3.750	03/01/30	EUR	200	254,591

Portugal 2.8%
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A, RegS	3.875	02/15/30	EUR	200	216,908
Sr. Unsec’d. Notes, 144A, RegS	5.650	02/15/24	EUR	390	499,481

					716,389

Romania 0.9%
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	2.375	04/19/27	EUR	100	108,338
Sr. Unsec’d. Notes, MTN, RegS	3.875	10/29/35	EUR	100	114,387

					222,725

See Notes to Financial Statements.

Prudential International Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)

South Korea 1.4%
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes, EMTN, RegS	2.000%		04/30/20	EUR	100	$115,158
Sr. Unsec’d. Notes, MTN, RegS	3.500		07/28/21	NZD	150	101,566
Sr. Unsec’d. Notes, EMTN, RegS^	4.460		09/26/19	NZD	200	139,782

						356,506

Spain 7.8%
Instituto de Credito Oficial (Spain), Gov’t. Gtd. Notes, EMTN	5.000		03/31/20	CAD	160	126,641
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A, RegS	4.650		07/30/25	EUR	870	1,191,294
Sr. Unsec’d. Notes, 144A, RegS	5.850		01/31/22	EUR	500	686,279

						2,004,214

Turkey 0.9%
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	4.350		11/12/21	EUR	200	236,705

United Kingdom 5.7%
United Kingdom Gilt (United Kingdom), Bonds, RegS(hh)	4.250		03/07/36	GBP	800	1,473,744

TOTAL FOREIGN GOVERNMENT BONDS (cost $15,453,098)						15,888,954

COLLATERALIZED MORTGAGE OBLIGATIONS 6.3%

Cayman Islands 1.0%
West CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	4.439	(c)	10/30/23		250	249,970

Netherlands 2.1%
St Paul’s CLO VII DAC (Netherlands), Series 7A, Class B2, 144A	2.400		04/30/30	EUR	500	552,127

United Kingdom 3.2%
Carlyle Global Market Strategies Euro (United Kingdom), Series 14-2A, Class A, 144A	2.250		08/15/27	EUR	750	820,615

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $1,594,818)						1,622,712

TOTAL LONG-TERM INVESTMENTS (cost $23,693,420)						24,419,964

See Notes to Financial Statements.

14

Description		Shares		Value
SHORT-TERM INVESTMENTS 2.9%

AFFILIATED MUTUAL FUND 2.3%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $593,406)(w)			593,406	$593,406

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* 0.6%

Call Options 0.2%
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.40	Citigroup Global Markets	EUR	100	12,370
Currency Option Euro vs South African Rand, expiring 11/28/17, Strike Price 22.00	BNP Paribas	EUR	400	942
Currency Option Euro vs Turkish Lira, expiring 02/26/18, Strike Price 6.00	BNP Paribas	EUR	500	1,335
Currency Option United States Dollar vs Brazilian Real, expiring 09/27/17, Strike Price 4.75	Morgan Stanley		750	479
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 19.25	Citigroup Global Markets		300	19,326
iTraxx.XO.27.V1, expiring 07/19/17, Strike Price 287.50	Morgan Stanley	EUR	1,500	18,546

				52,998

Put Options 0.4%
Currency Option Australian Dollar vs Japanese Yen
expiring 10/05/17, Strike Price 60.00	BNP Paribas	AUD	3,000	1,589
expiring 04/25/18, Strike Price 81.00	BNP Paribas	AUD	3,000	94,435
iTraxx.XO.27.V1
expiring 05/17/17, Strike Price 425.00	BNP Paribas	EUR	1,500	37
expiring 06/21/17, Strike Price 237.50	BNP Paribas	EUR	1,500	706

				96,767

TOTAL OPTIONS PURCHASED (cost $144,215)				149,765

TOTAL SHORT-TERM INVESTMENTS (cost $737,621)				743,171

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 97.6% (cost $24,431,041)				25,163,135

See Notes to Financial Statements.

Prudential International Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (0.6)%

Call Options (0.3)%
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.80	Citigroup Global Markets	EUR	100	$(5,861)
Currency Option Euro vs South African Rand, expiring 09/26/18, Strike Price 22.00	BNP Paribas	EUR	400	(7,369)
Currency Option Euro vs Turkish Lira, expiring 04/26/19, Strike Price 6.00	BNP Paribas	EUR	500	(17,601)
Currency Option United States Dollar vs Brazilian Real
expiring 09/26/2018, Strike Price 5.00	Morgan Stanley		750	(9,216)
expiring 02/26/2018, Strike Price 6.00	Hong Kong & Shanghai Bank		500	(622)
expiring 04/26/2019, Strike Price 5.00	Hong Kong & Shanghai Bank		500	(10,025)
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 21.25	Citigroup Global Markets		300	(8,446)
iTraxx.XO.27.V1
expiring 06/21/2017, Strike Price 262.50	BNP Paribas	EUR	1,500	(5,212)
expiring 07/19/2017, Strike Price 250.00	Morgan Stanley	EUR	1,500	(3,257)

				(67,609)

Put Options (0.3)%
Currency Option Australian Dollar vs Japanese Yen, expiring 04/25/18, Strike Price 72.50	BNP Paribas	AUD	6,000	(74,563)
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.20	Citigroup Global Markets	EUR	100	(772)
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 17.75	Citigroup Global Markets		300	(3,347)
iTraxx.XO.27.V1, expiring 07/19/17, Strike Price 425.00	Morgan Stanley	EUR	1,500	(1,123)

				(79,805)

TOTAL OPTIONS WRITTEN (premiums received $163,237)				(147,414)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 97.0% (cost $24,267,804)				25,015,721
Other assets in excess of liabilities(z) 3.0%				764,510

NET ASSETS 100.0%				$25,780,231

The following abbreviations are used in the semiannual report:

*	Non-income producing security.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

See Notes to Financial Statements.

16

BUBOR—Budapest Interbank Offered Rate

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

GMTN—Global Medium Term Note

iTraxx—International Credit Derivative Index

KWCDC—Korean Won Certificate of Deposit

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OAT—Obligations Assimiilables du Tresor (French Treasury Bond)

OTC—Over-the-counter

PIK—Payment-in-Kind

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REITs—Real Estate Investment Trusts

STIBOR—Stockholm Interbank Offered Rate

TELBOR—Tel Aviv Interbank Offered Rate

WIBOR—Warsaw Interbank Offered Rate

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

See Notes to Financial Statements.

Prudential International Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

TWD—New Taiwanese Dollar

USD—United States Dollar

ZAR—South African Rand

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $238,268 and 0.9% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2017.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
3	10 Year Australian Treasury Bonds	Jun. 2017	$2,147,100	$2,154,844	$7,744
4	10 Year U.K. Gilt	Jun. 2017	664,129	664,543	414
2	10 Year Japanese Bonds	Jun. 2017	2,694,056	2,709,486	15,430
2	30 Year Euro Buxl	Jun. 2017	367,007	368,532	1,525
10	Euro-OAT	Jun. 2017	1,604,661	1,632,209	27,548

					52,661

	Short Positions:
12	5 Year Euro-Bobl	Jun. 2017	1,724,014	1,723,622	392
2	10 Year Canadian Government Bonds	Jun. 2017	200,271	204,476	(4,205)
9	10 Year Euro-Bund	Jun. 2017	1,597,525	1,586,044	11,481
43	Euro Schatz. DUA Index	Jun. 2017	5,255,921	5,257,315	(1,394)

					6,274

					$58,935

Cash and foreign currency of $180,338 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at April 30, 2017.

Forward foreign currency exchange contracts outstanding at April 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 05/15/17	Citigroup Global Markets	ARS	447	$27,619	$28,756	$1,137
Expiring 07/06/17	Citigroup Global Markets	ARS	1,449	89,900	90,989	1,089
Expiring 07/06/17	Citigroup Global Markets	ARS	2,934	183,723	184,219	496

See Notes to Financial Statements.

18

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Australian Dollar,
Expiring 07/12/17	Citigroup Global Markets	AUD	21	$16,000	$15,799	$(201)
Expiring 07/12/17	Citigroup Global Markets	AUD	35	26,000	26,044	44
Expiring 07/12/17	Citigroup Global Markets	AUD	106	80,000	79,486	(514)
Expiring 07/12/17	UBS AG	AUD	40	30,000	29,792	(208)
Expiring 07/12/17	UBS AG	AUD	137	103,800	102,478	(1,322)
Expiring 07/31/17	Morgan Stanley	AUD	61	45,486	45,538	52
Brazilian Real,
Expiring 05/03/17	Barclays Capital Group	BRL	589	187,821	185,370	(2,451)
Expiring 05/03/17	Goldman Sachs & Co.	BRL	589	186,696	185,370	(1,326)
Expiring 06/02/17	Citigroup Global Markets	BRL	589	183,982	183,921	(61)
Expiring 06/02/17	Goldman Sachs & Co.	BRL	589	183,809	183,921	112
Expiring 06/02/17	Goldman Sachs & Co.	BRL	598	187,000	186,623	(377)
Expiring 07/31/17	Citigroup Global Markets	BRL	6	2,000	1,998	(2)
Expiring 07/31/17	Citigroup Global Markets	BRL	16	5,000	4,921	(79)
Expiring 07/31/17	Citigroup Global Markets	BRL	103	32,334	31,807	(527)
British Pound,
Expiring 07/27/17	Citigroup Global Markets	GBP	47	60,000	60,525	525
Expiring 07/27/17	Goldman Sachs & Co.	GBP	136	175,170	176,874	1,704
Expiring 07/27/17	JPMorgan Chase	GBP	470	605,083	610,358	5,275
Canadian Dollar,
Expiring 07/12/17	Citigroup Global Markets	CAD	136	102,330	100,026	(2,304)
Expiring 07/12/17	UBS AG	CAD	31	23,000	22,510	(490)
Expiring 07/12/17	UBS AG	CAD	102	76,812	74,647	(2,165)
Colombian Peso,
Expiring 07/12/17	Citigroup Global Markets	COP	97,427	34,000	32,746	(1,254)
Expiring 07/12/17	UBS AG	COP	39,506	13,630	13,278	(352)
Expiring 07/12/17	UBS AG	COP	39,506	13,700	13,278	(422)
Czech Koruna,
Expiring 07/12/17	Citigroup Global Markets	CZK	1,694	68,000	69,085	1,085
Expiring 07/12/17	Goldman Sachs & Co.	CZK	2,470	99,409	100,753	1,344
Expiring 07/12/17	UBS AG	CZK	2,167	87,332	88,401	1,069
Expiring 07/12/17	UBS AG	CZK	2,470	99,494	100,753	1,259
Euro,
Expiring 07/27/17	Citigroup Global Markets	EUR	327	359,172	357,880	(1,292)
Expiring 07/27/17	UBS AG	EUR	472	511,000	516,574	5,574
Expiring 07/31/17	Goldman Sachs & Co.	EUR	17	19,000	19,003	3
Hungarian Forint,
Expiring 07/21/17	Bank of America	HUF	33,800	115,830	117,904	2,074
Expiring 07/21/17	JPMorgan Chase	HUF	26,221	90,000	91,469	1,469

See Notes to Financial Statements.

Prudential International Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Indian Rupee,
Expiring 06/08/17	Citigroup Global Markets	INR	1,614	$24,000	$24,932	$932
Expiring 06/08/17	Citigroup Global Markets	INR	2,963	45,000	45,780	780
Expiring 06/08/17	Citigroup Global Markets	INR	13,947	207,185	215,483	8,298
Expiring 06/08/17	JPMorgan Chase	INR	8,133	125,000	125,651	651
Expiring 06/08/17	UBS AG	INR	1,321	20,000	20,416	416
Expiring 06/08/17	UBS AG	INR	1,660	25,200	25,647	447
Expiring 06/08/17	UBS AG	INR	2,301	35,000	35,553	553
Expiring 06/08/17	UBS AG	INR	2,525	38,971	39,012	41
Expiring 06/08/17	UBS AG	INR	9,177	136,298	141,795	5,497
Expiring 06/08/17	UBS AG	INR	9,177	136,298	141,795	5,497
Indonesian Rupiah,
Expiring 06/16/17	Barclays Capital Group	IDR	269,280	20,100	20,086	(14)
Expiring 06/16/17	UBS AG	IDR	2,649,240	198,000	197,609	(391)
Expiring 07/17/17	Citigroup Global Markets	IDR	3,093,994	226,667	229,940	3,273
Israeli Shekel,
Expiring 07/21/17	Citigroup Global Markets	ILS	10	2,600	2,639	39
Expiring 07/21/17	Citigroup Global Markets	ILS	672	183,867	186,186	2,319
Japanese Yen,
Expiring 07/27/17	Citigroup Global Markets	JPY	50,029	460,000	450,502	(9,498)
Expiring 07/27/17	UBS AG	JPY	1,878	17,000	16,910	(90)
Mexican Peso,
Expiring 06/08/17	JPMorgan Chase	MXN	609	31,450	32,105	655
Expiring 06/08/17	Citigroup Global Markets	MXN	318	16,000	16,766	766
Expiring 06/08/17	Citigroup Global Markets	MXN	385	20,000	20,296	296
Expiring 06/08/17	Citigroup Global Markets	MXN	388	20,000	20,457	457
Expiring 06/08/17	Citigroup Global Markets	MXN	609	31,450	32,097	647
Expiring 06/08/17	Citigroup Global Markets	MXN	1,113	58,500	58,701	201
Expiring 06/08/17	Goldman Sachs & Co.	MXN	488	25,200	25,742	542
Expiring 06/08/17	Goldman Sachs & Co.	MXN	488	25,200	25,751	551
Expiring 06/08/17	Goldman Sachs & Co.	MXN	4,335	219,515	228,620	9,105
Expiring 06/08/17	UBS AG	MXN	116	6,000	6,125	125
Expiring 06/08/17	UBS AG	MXN	237	12,000	12,512	512
Expiring 06/08/17	UBS AG	MXN	278	14,000	14,665	665
Expiring 06/08/17	UBS AG	MXN	278	14,000	14,675	675
Expiring 06/08/17	UBS AG	MXN	1,005	50,584	52,980	2,396
Expiring 06/08/17	UBS AG	MXN	1,282	63,410	67,598	4,188
Expiring 06/08/17	UBS AG	MXN	2,089	110,457	110,183	(274)
Expiring 03/27/18	Citigroup Global Markets	MXN	2,387	120,000	120,380	380

See Notes to Financial Statements.

20

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
New Taiwanese Dollar,
Expiring 06/08/17	Citigroup Global Markets	TWD	1,266	$41,000	$42,039	$1,039
Expiring 06/08/17	Citigroup Global Markets	TWD	2,093	69,000	69,480	480
Expiring 06/08/17	Citigroup Global Markets	TWD	2,316	76,000	76,895	895
Expiring 06/08/17	Citigroup Global Markets	TWD	2,731	90,000	90,656	656
Expiring 06/08/17	UBS AG	TWD	277	9,001	9,208	207
Expiring 06/08/17	UBS AG	TWD	1,333	44,000	44,248	248
Expiring 06/08/17	UBS AG	TWD	1,948	64,832	64,670	(162)
New Zealand Dollar,
Expiring 07/12/17	Citigroup Global Markets	NZD	23	16,000	15,682	(318)
Expiring 07/12/17	Citigroup Global Markets	NZD	128	90,000	88,021	(1,979)
Expiring 07/12/17	UBS AG	NZD	25	17,000	16,853	(147)
Expiring 07/12/17	UBS AG	NZD	51	36,000	35,217	(783)
Expiring 07/12/17	UBS AG	NZD	125	86,877	85,732	(1,145)
Expiring 07/12/17	UBS AG	NZD	172	120,000	117,616	(2,384)
Norwegian Krone,
Expiring 07/21/17	Goldman Sachs & Co.	NOK	109	12,840	12,756	(84)
Expiring 07/21/17	Goldman Sachs & Co.	NOK	110	12,904	12,814	(90)
Expiring 07/21/17	Goldman Sachs & Co.	NOK	1,096	128,685	127,781	(904)
Expiring 07/21/17	UBS AG	NOK	108	12,712	12,631	(81)
Expiring 07/21/17	UBS AG	NOK	109	12,839	12,761	(78)
Expiring 07/21/17	UBS AG	NOK	110	12,904	12,830	(74)
Expiring 07/21/17	UBS AG	NOK	180	21,000	21,013	13
Expiring 07/21/17	UBS AG	NOK	402	47,000	46,892	(108)
Peruvian Nuevo Sol,
Expiring 07/26/17	UBS AG	PEN	211	64,707	64,590	(117)
Expiring 07/27/17	Barclays Capital Group	PEN	33	10,000	9,998	(2)
Expiring 07/27/17	Citigroup Global Markets	PEN	93	28,539	28,537	(2)
Philippine Peso,
Expiring 07/12/17	Citigroup Global Markets	PHP	598	12,000	11,916	(84)
Expiring 07/12/17	UBS AG	PHP	3,098	62,000	61,765	(235)
Expiring 07/12/17	UBS AG	PHP	5,517	110,900	109,987	(913)
Polish Zloty,
Expiring 07/21/17	UBS AG	PLN	693	175,256	178,484	3,228
Russian Ruble,
Expiring 07/07/17	Bank of America	RUB	5,082	88,240	87,859	(381)
Expiring 07/07/17	Barclays Capital Group	RUB	1,145	20,000	19,791	(209)
Expiring 07/07/17	Citigroup Global Markets	RUB	1,093	19,000	18,894	(106)
Expiring 07/07/17	Citigroup Global Markets	RUB	2,209	38,973	38,195	(778)

See Notes to Financial Statements.

Prudential International Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Russian Ruble, (cont’d.)
Expiring 07/07/17	Citigroup Global Markets	RUB	4,400	$76,970	$76,073	$(897)
Expiring 07/07/17	Goldman Sachs & Co.	RUB	5,082	88,170	87,859	(311)
Expiring 07/07/17	UBS AG	RUB	2,498	43,600	43,190	(410)
Singapore Dollar,
Expiring 06/16/17	Citigroup Global Markets	SGD	42	30,000	30,017	17
Expiring 06/16/17	Citigroup Global Markets	SGD	105	75,600	75,516	(84)
Expiring 06/16/17	UBS AG	SGD	10	7,000	7,003	3
Expiring 06/16/17	UBS AG	SGD	13	9,000	9,028	28
Expiring 06/16/17	UBS AG	SGD	56	40,000	39,991	(9)
South African Rand,
Expiring 07/07/17	Citigroup Global Markets	ZAR	1,136	81,455	83,993	2,538
Expiring 07/07/17	UBS AG	ZAR	390	29,000	28,856	(144)
Expiring 07/07/17	UBS AG	ZAR	906	68,000	66,995	(1,005)
Expiring 07/31/17	JPMorgan Chase	ZAR	111	8,261	8,187	(74)
South Korean Won,
Expiring 06/21/17	Barclays Capital Group	KRW	102,321	90,000	89,975	(25)
Swedish Krona,
Expiring 07/21/17	Goldman Sachs & Co.	SEK	341	39,000	38,640	(360)
Expiring 07/21/17	UBS AG	SEK	1,917	214,594	217,382	2,788
Swiss Franc,
Expiring 07/27/17	UBS AG	CHF	99	100,000	99,983	(17)
Thai Baht,
Expiring 05/17/17	Citigroup Global Markets	THB	279	8,000	8,067	67
Expiring 05/17/17	Citigroup Global Markets	THB	344	10,000	9,937	(63)
Expiring 05/17/17	Citigroup Global Markets	THB	917	26,000	26,502	502
Expiring 05/17/17	Citigroup Global Markets	THB	2,370	69,000	68,514	(486)
Expiring 05/17/17	UBS AG	THB	1,144	33,000	33,078	78
Turkish Lira,
Expiring 04/28/17	Bank of America	TRY	138	36,700	38,804	2,104
Expiring 04/28/17	UBS AG	TRY	34	9,100	9,563	463
Expiring 04/28/17	UBS AG	TRY	73	20,000	20,571	571
Expiring 05/08/17	Bank of America	TRY	106	28,500	29,676	1,176
Expiring 05/08/17	UBS AG	TRY	34	9,000	9,513	513
Expiring 05/08/17	UBS AG	TRY	87	23,706	24,402	696
Expiring 05/08/17	UBS AG	TRY	183	50,000	51,498	1,498
Expiring 07/31/17	Citigroup Global Markets	TRY	15	4,000	3,994	(6)

				$9,840,949	$9,895,303	$54,354

See Notes to Financial Statements.

22

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 07/06/17	Citigroup Global Markets	ARS	1,768	$110,000	$110,988	$(988)
Australian Dollar,
Expiring 07/12/17	Citigroup Global Markets	AUD	68	51,164	51,188	(24)
Expiring 07/12/17	Goldman Sachs & Co.	AUD	68	51,400	51,202	198
Expiring 07/12/17	Goldman Sachs & Co.	AUD	45	34,000	33,778	222
Expiring 07/12/17	UBS AG	AUD	743	556,029	555,926	103
Expiring 07/12/17	UBS AG	AUD	102	76,428	76,348	80
Expiring 07/12/17	UBS AG	AUD	51	38,406	38,404	2
Expiring 07/31/17	UBS AG	AUD	23	17,000	16,890	110
Brazilian Real,
Expiring 05/03/17	Citigroup Global Markets	BRL	589	185,453	185,370	83
Expiring 05/03/17	Goldman Sachs & Co.	BRL	589	185,278	185,370	(92)
Expiring 06/02/17	Goldman Sachs & Co.	BRL	381	120,000	118,821	1,179
Expiring 07/31/17	UBS AG	BRL	42	13,000	13,060	(60)
Expiring 07/31/17	UBS AG	BRL	20	6,000	6,013	(13)
Expiring 07/31/17	UBS AG	BRL	16	5,000	4,973	27
Expiring 09/28/18	Morgan Stanley	BRL	314	90,000	89,828	172
Expiring 04/30/19	Hong Kong & Shanghai Bank	BRL	211	58,000	58,304	(304)
British Pound,
Expiring 07/27/17	UBS AG	GBP	32	41,001	41,057	(56)
Expiring 07/27/17	Bank of America	GBP	2,643	3,396,765	3,432,324	(35,559)
Canadian Dollar,
Expiring 07/12/17	Goldman Sachs & Co.	CAD	26	19,000	18,934	66
Expiring 07/12/17	UBS AG	CAD	1,578	1,183,162	1,156,990	26,172
Expiring 07/12/17	UBS AG	CAD	175	130,000	128,544	1,456
Expiring 07/12/17	UBS AG	CAD	46	34,000	33,771	229
Expiring 07/12/17	UBS AG	CAD	32	24,000	23,507	493
Expiring 07/12/17	Goldman Sachs & Co.	CAD	27	19,968	19,859	109
Expiring 07/12/17	UBS AG	CAD	20	14,984	15,011	(27)
Chilean Peso,
Expiring 07/12/17	Citigroup Global Markets	CLP	46,447	70,375	69,344	1,031
Expiring 07/12/17	JPMorgan Chase	CLP	52,160	80,000	77,873	2,127
Expiring 07/12/17	UBS AG	CLP	48,270	74,000	72,066	1,934
Chinese Renminbi,
Expiring 07/26/17	Citigroup Global Markets	CNH	1,324	191,070	190,464	606
Expiring 07/26/17	UBS AG	CNH	450	64,832	64,784	48
Expiring 07/26/17	UBS AG	CNH	448	64,707	64,491	216
Colombian Peso,
Expiring 07/12/17	Goldman Sachs & Co.	COP	79,413	27,300	26,691	609

See Notes to Financial Statements.

Prudential International Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Czech Koruna,
Expiring 07/12/17	UBS AG	CZK	3,494	$140,000	$142,486	$(2,486)
Euro,
Expiring 07/27/17	Citigroup Global Markets	EUR	17,366	19,073,432	19,005,414	68,018
Expiring 07/27/17	Citigroup Global Markets	EUR	119	129,567	129,939	(372)
Expiring 07/27/17	Goldman Sachs & Co.	EUR	414	445,609	453,586	(7,977)
Expiring 07/27/17	JPMorgan Chase	EUR	88	95,982	96,032	(50)
Expiring 07/27/17	JPMorgan Chase	EUR	73	79,796	79,894	(98)
Expiring 07/27/17	UBS AG	EUR	84	90,000	91,495	(1,495)
Expiring 07/27/17	UBS AG	EUR	68	74,630	74,683	(53)
Expiring 07/31/17	JPMorgan Chase	EUR	2	2,161	2,162	(1)
Hungarian Forint,
Expiring 07/21/17	UBS AG	HUF	9,925	34,000	34,623	(623)
Expiring 07/21/17	UBS AG	HUF	2,904	10,000	10,131	(131)
Indian Rupee,
Expiring 06/08/17	Barclays Capital Group	INR	3,900	60,000	60,257	(257)
Expiring 06/08/17	Citigroup Global Markets	INR	791	12,000	12,224	(224)
Expiring 06/08/17	UBS AG	INR	8,301	127,400	128,251	(851)
Indonesian Rupiah,
Expiring 06/16/17	Citigroup Global Markets	IDR	1,264,193	93,887	94,297	(410)
Expiring 06/16/17	UBS AG	IDR	2,140,800	160,000	159,684	316
Expiring 06/16/17	UBS AG	IDR	549,400	41,000	40,980	20
Israeli Shekel,
Expiring 07/21/17	UBS AG	ILS	586	160,000	162,132	(2,132)
Japanese Yen,
Expiring 07/27/17	Citigroup Global Markets	JPY	151,876	1,374,441	1,367,619	6,822
Expiring 07/27/17	UBS AG	JPY	10,997	101,000	99,028	1,972
Expiring 07/27/17	UBS AG	JPY	7,217	64,932	64,989	(57)
Expiring 07/27/17	UBS AG	JPY	5,028	45,435	45,275	160
Expiring 07/27/17	UBS AG	JPY	4,680	42,136	42,143	(7)
Expiring 07/27/17	UBS AG	JPY	5,020	45,436	45,202	234
Expiring 07/31/17	JPMorgan Chase	JPY	6,775	60,875	61,022	(147)
Mexican Peso,
Expiring 06/08/17	UBS AG	MXN	4,555	239,999	240,244	(245)
New Taiwanese Dollar,
Expiring 06/08/17	Citigroup Global Markets	TWD	9,301	302,578	308,802	(6,224)
Expiring 06/08/17	Citigroup Global Markets	TWD	3,733	123,000	123,937	(937)
Expiring 06/08/17	Citigroup Global Markets	TWD	2,399	79,000	79,655	(655)
Expiring 06/08/17	Citigroup Global Markets	TWD	1,327	44,000	44,058	(58)
Expiring 06/08/17	Citigroup Global Markets	TWD	940	31,000	31,221	(221)
Expiring 06/08/17	Citigroup Global Markets	TWD	548	18,000	18,185	(185)

See Notes to Financial Statements.

24

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
New Taiwanese Dollar, (cont’d.)
Expiring 06/08/17	UBS AG	TWD	2,272	$73,759	$75,435	$(1,676)
Expiring 06/08/17	UBS AG	TWD	966	32,000	32,063	(63)
Expiring 06/08/17	UBS AG	TWD	699	23,000	23,213	(213)
New Zealand Dollar,
Expiring 07/12/17	Citigroup Global Markets	NZD	1,142	792,844	782,430	10,414
Expiring 07/12/17	Citigroup Global Markets	NZD	74	51,165	50,646	519
Expiring 07/12/17	UBS AG	NZD	56	38,406	38,080	326
Norwegian Krone,
Expiring 07/21/17	Citigroup Global Markets	NOK	2,061	240,000	240,331	(331)
Expiring 07/21/17	UBS AG	NOK	281	33,000	32,755	245
Philippine Peso,
Expiring 07/12/17	Bank of America	PHP	11,089	219,498	221,073	(1,575)
Expiring 07/12/17	UBS AG	PHP	6,491	129,999	129,397	602
Polish Zloty,
Expiring 07/21/17	UBS AG	PLN	675	170,000	173,875	(3,875)
Russian Ruble,
Expiring 07/07/17	Goldman Sachs & Co.	RUB	2,821	48,325	48,764	(439)
Expiring 07/07/17	UBS AG	RUB	2,826	48,325	48,855	(530)
Singapore Dollar,
Expiring 06/16/17	Citigroup Global Markets	SGD	46	32,294	32,691	(397)
Expiring 06/16/17	Citigroup Global Markets	SGD	22	16,000	16,009	(9)
Expiring 06/16/17	UBS AG	SGD	181	129,567	129,726	(159)
Expiring 06/16/17	UBS AG	SGD	90	64,908	64,805	103
Expiring 06/16/17	UBS AG	SGD	90	64,907	64,741	166
Expiring 06/16/17	UBS AG	SGD	89	62,776	63,452	(676)
Expiring 06/16/17	UBS AG	SGD	35	25,000	25,291	(291)
South African Rand,
Expiring 07/07/17	Citigroup Global Markets	ZAR	1,126	85,550	83,240	2,310
Expiring 07/07/17	Citigroup Global Markets	ZAR	951	72,350	70,317	2,033
Expiring 07/07/17	Citigroup Global Markets	ZAR	267	20,000	19,712	288
South Korean Won,
Expiring 06/21/17	Barclays Capital Group	KRW	53,768	47,000	47,280	(280)
Expiring 06/21/17	Citigroup Global Markets	KRW	125,430	109,481	110,295	(814)
Expiring 06/21/17	UBS AG	KRW	126,659	110,900	111,376	(476)
Expiring 06/21/17	UBS AG	KRW	101,184	89,000	88,975	25
Swedish Krona,
Expiring 07/21/17	UBS AG	SEK	2,050	230,000	232,504	(2,504)

See Notes to Financial Statements.

Prudential International Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Forward foreign currency exchange contracts outstanding at April 30, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Swiss Franc,
Expiring 07/27/17	Citigroup Global Markets	CHF	46	$46,000	$46,009	$(9)
Expiring 07/27/17	UBS AG	CHF	229	231,103	231,021	82
Expiring 07/27/17	UBS AG	CHF	38	38,000	37,999	1
Thai Baht,
Expiring 05/17/17	Citigroup Global Markets	THB	421	12,019	12,174	(155)
Turkish Lira,
Expiring 05/08/17	Goldman Sachs & Co.	TRY	279	73,903	78,308	(4,405)
Expiring 05/08/17	JPMorgan Chase	TRY	748	202,809	209,966	(7,157)
Expiring 05/08/17	UBS AG	TRY	33	9,001	9,337	(336)

				$34,106,507	$34,063,968	42,539

						$96,893

Cross currency exchange contracts outstanding at April 30, 2017:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
07/12/2017	Buy	CZK	1,590	EUR	60	$(820)	Citigroup Global Markets
07/12/2017	Buy	EUR	215	CZK	5,801	(1,423)	Citigroup Global Markets
07/12/2017	Buy	EUR	24	CZK	652	(204)	Citigroup Global Markets
07/12/2017	Buy	EUR	17	CZK	463	(134)	Citigroup Global Markets
07/21/2017	Buy	PLN	152	EUR	36	404	UBS AG
04/06/2018	Buy	BRL	149	EUR	41	(1,606)	Citigroup Global Markets
04/27/2018	Buy	AUD	157	JPY	12,824	(161)	BNP Paribas
09/28/2018	Buy	EUR	50	ZAR	784	1,977	BNP Paribas
04/30/2019	Buy	EUR	107	TRY	520	(117)	BNP Paribas

						$(2,084)

See Notes to Financial Statements.

26

Credit default swap agreements outstanding at April 30, 2017:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Buy Protection(1):
Republic of Korea	06/20/18	1.000%	1,000	0.207%	$(10,248)	$(8,383)	$(1,865)	Barclays Capital Group

OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2):
Federation of Russia	12/20/26	1.000%	100	2.222%	$(9,635)	$(10,974)	$1,339	Barclays Capital Group
Republic of Hungary	06/20/22	1.000%	450	1.133%	(2,377)	(2,888)	511	Citigroup Global Markets
Republic of Korea	06/20/22	1.000%	500	0.565%	11,220	9,981	1,239	Barclays Capital Group

					$(792)	$(3,881)	$3,089

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at April 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.EM.27.V1	06/20/22	1.000%		1,700	$(92,140)	$(73,696)	$18,444
iTraxx.XO.27.V1	06/20/22	5.000%	EUR	270	28,111	33,784	5,673

					$(64,029)	$(39,912)	$24,117

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

Prudential International Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at April 30, 2017:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	OTC currency swap agreements:
TRY	1,538	11.270%		419	3 Month LIBOR	Morgan Stanley	04/19/22	$20,026	$—	$20,026
	215	3 Month LIBOR	TRY	790	10.725%	Morgan Stanley	04/19/27	(12,288)	—	(12,288)

								$7,738	$—	$7,738

Interest rate swap agreements outstanding at April 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
CAD	3,500	12/22/18	1.178%	3 Month Canadian Banker’s Acceptances(2)	$—	$8,705	$8,705
CAD	680	04/05/22	1.445%	3 Month Canadian Banker’s Acceptance(1)	7	(2,485)	(2,492)
EUR	160	06/28/32	0.785%	6 Month EURIBOR(2)	(9,666)	(8,794)	872
GBP	265	02/26/32	—(3)	—(3)	—	467	467
HUF	95,000	01/12/27	4.150%	6 Month BUBOR(2)	—	3,634	3,634
JPY	180,000	12/22/36	0.641%	6 Month JPY LIBOR(2)	—	11,128	11,128
JPY	18,500	02/28/37	0.681%	6 Month JPY LIBOR(2)	—	2,105	2,105
JPY	45,000	12/22/41	0.732%	6 Month JPY LIBOR(2)	—	1,776	1,776
JPY	6,200	04/07/42	0.803%	6 Month JPY LIBOR(2)	—	1,027	1,027
MXN	4,685	12/09/26	7.780%	28 Day Mexican Interbank Rate(2)	(1,031)	5,896	6,927

See Notes to Financial Statements.

28

Interest rate swap agreements outstanding at April 30, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d):
NZD	600	01/10/27	3.420%	3 Month New Zealand Bank Bill(2)	$—	$6,238	$6,238
PLN	1,000	01/10/27	3.030%	6 Month WIBOR(2)	—	5,496	5,496
SEK	2,500	12/30/26	1.106%	3 Month STIBOR(2)	—	3,186	3,186

					$(10,690)	$38,379	$49,069

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements:
ILS	1,150	01/12/27	1.975%	3 Month TELBOR(2)	$3,202	$—	$3,202	Citigroup Global Markets
KRW	850,000	01/06/27	1.800%	3 Month KWCDC(2)	(5,592)	(19)	(5,573)	Citigroup Global Markets

					$(2,390)	$(19)	$(2,371)

Cash of $278,000 and a Foreign Treasury Obligation with a market value of $515,810 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared credit default and interest rate swap contracts at April 30, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month GBP LIBOR plus 3.1 bps and receives the floating rate of 6 Month GBP LIBOR.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential International Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
United Kingdom	$—	$540,010	$—
United States	—	100,100	98,486
Corporate Bonds
Australia	—	212,817	—
Austria	—	225,861	—
Brazil	—	113,641	—
China	—	224,028	—
France	—	284,310	—
Germany	—	623,441	—
Ireland	—	111,926	—
Italy	—	117,904	—
Luxembourg	—	134,970	—
Mexico	—	121,053	—
Netherlands	—	401,969	—
Norway	—	116,827	—
Russia	—	114,966	—
Spain	—	227,937	—
United Kingdom	—	1,089,384	—
United States	—	2,048,668	—
Foreign Government Bonds
Argentina	—	109,332	—
Australia	—	374,480	—
Belgium	—	1,319,810	—
Brazil	—	228,208	—
Bulgaria	—	311,568	—
Canada	—	865,450	—
Colombia	—	251,084	—
Cyprus	—	499,204	—
France	—	1,134,093	—
Germany	—	626,211	—
Greece	—	720,129	—
Hungary	—	116,109	—
Indonesia	—	233,634	—
Ireland	—	184,701	—
Italy	—	2,244,402	—
Japan	—	890,110	—
Mexico	—	234,940	—
Norway	—	280,615	—
Peru	—	254,591	—
Portugal	—	716,389	—

See Notes to Financial Statements.

30

	Level 1	Level 2	Level 3
Foreign Government Bonds (continued)
Romania	$—	$222,725	$—
South Korea	—	216,724	139,782
Spain	—	2,004,214	—
Turkey	—	236,705	—
United Kingdom	—	1,473,744	—
Collateralized Mortgage Obligations
Cayman Islands	—	249,970	—
Netherlands	—	552,127	—
United Kingdom	—	820,615	—
Affiliated Mutual Fund	593,406	—	—
Options Purchased	—	149,765	—
Options Written	—	(147,414)	—
Other Financial Instruments*
Futures Contracts	58,935	—	—
OTC Forward Foreign Currency Exchange Contracts	—	96,893	—
OTC Cross Currency Exchange Contracts	—	(2,084)	—
OTC Credit Default Swap Agreements	—	(11,040)	—
Centrally Cleared Credit Default Swap Agreements	—	24,117	—
OTC Currency Swap Agreements	—	7,738	—
Centrally Cleared Interest Rate Swap Agreements	—	49,069	—
OTC Interest Rate Swap Agreements	—	(2,390)	—

Total	$652,341	$24,346,350	$238,268

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2017 were as follows:

Foreign Government Bonds	61.6%
Collateralized Mortgage Obligations	6.3
Banks	3.2
Residential Mortgage-Backed Securities	2.5
Affiliated Mutual Fund	2.3
Oil & Gas	2.0
Media	1.9
Insurance	1.5
Retail	1.4
Auto Parts & Equipment	1.3%
Entertainment	1.0
Investment Companies	0.9
Electric	0.9
Real Estate Investment Trusts (REITs)	0.9
Food	0.8
Healthcare-Products	0.8
Auto Manufacturers	0.7
Options Purchased	0.6

See Notes to Financial Statements.

Prudential International Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Industry (cont’d.)
Diversified Financial Services	0.5%
Containers & Packaging	0.5
Telecommunications	0.5
Transportation	0.5
Diversified Machinery	0.5
Pharmaceuticals	0.5
Commercial Services	0.4
Distribution/Wholesale	0.4
Lodging	0.4
Household Products/Wares	0.4
Apparel	0.4

Software	0.4%
Forest Products & Paper	0.4
Electrical Components & Equipment	0.4
Non-Residential Mortgage-Backed Securities	0.4
Multi-National	0.4

97.6
Options Written	(0.6)
Other assets in excess of liabilities	3.0

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2017 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Credit contracts	Due from/to broker—variation margin swaps	$24,117	*	—	$—	*
Credit contracts	Premiums paid for OTC swap agreements	9,981		Premiums received for OTC swap agreements	22,245
Credit contracts	Unaffiliated investments	19,289		Options written outstanding, at value	9,592
Credit contracts	Unrealized appreciation on OTC swap agreements	3,089		Unrealized depreciation on OTC swap agreements	1,865
Foreign exchange contracts	Unaffiliated investments	130,476		Options written outstanding, at value	137,822
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	2,381		Unrealized depreciation on OTC cross currency exchange contracts	4,465
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	226,951		Unrealized depreciation on OTC forward foreign currency exchange contracts	130,058
Interest rate contracts	Due from/to broker—variation margin futures	64,534	*	Due from/to broker—variation margin futures	5,599	*

See Notes to Financial Statements.

32

Fair values of derivative instruments as of April 30, 2017 as presented in the Statement of Assets and Liabilities (continued):

	Asset Derivatives			Liability Derivatives
Interest rate contracts	Due from/to broker—variation margin swaps	$51,561	*	Due from/to broker—variation margin swaps	$2,492	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	19
Interest rate contracts	Unrealized appreciation on OTC swap agreements	23,228		Unrealized depreciation on OTC swap agreements	17,861

Total		$555,607			$332,018

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Contracts(2)	Swaps	Total
Credit contracts	$3,368	$3,048	$—	$—	$26,945	$33,361
Foreign exchange contracts	—	—	—	(616,869)	—	(616,869)
Interest rate contracts	—	—	29,764	—	(1,478)	$28,286

Total	$3,368	$3,048	$29,764	$(616,869)	$25,467	$(555,222)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written	Futures	Forward & Cross Currency Contracts(4)	Swaps	Total
Credit contracts	$7,982	$3,158	$—	$—	$25,341	$36,481
Foreign exchange contracts	(2,432)	12,665	—	94,809	—	105,042
Interest rate contracts	—	—	58,935	—	54,436	113,371

Total	$5,550	$15,823	$58,935	$94,809	$79,777	$254,894

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.
(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

See Notes to Financial Statements.

Prudential International Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

For the period ended April 30, 2017, the average volume of derivative activities are as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$72,108	$6,471,443	$6,526,998	$6,256,707	$8,316,610

Forward Foreign Currency Exchange Contracts— Sold(3)	Cross Currency Exchange Contracts(2)	Credit Default Swap Agreements— Buy Protection(4)	Credit Default Swap Agreements— Sell Protection(4)	Currency Swap Agreements(4)	Interest Rate Swap Agreements(4)
$32,597,938	$973,076	$500,000	$2,658,125	$317,000	$7,832,821

(1)	Cost.
(2)	Value at Trade Date.
(3)	Value at Settlement Date.
(4)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and other financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Bank of America	$5,354	$(5,354)	$—	$—
Barclays Capital Group	12,559	(12,559)	—	—
BNP Paribas	101,021	(101,021)	—	—
Citigroup Global Markets	156,491	(63,641)	—	92,850
Goldman Sachs & Co.	15,744	(15,744)	—	—
Hong Kong & Shanghai Bank	—	—	—	—
JPMorgan Chase	10,177	(7,527)	—	2,650
Morgan Stanley	39,275	(25,884)	—	13,391
UBS AG	74,774	(32,561)	—	42,213

	$415,395

See Notes to Financial Statements.

34

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$(37,515)	$5,354	$—	$(32,161)
Barclays Capital Group	(24,460)	12,559	—	(11,901)
BNP Paribas	(105,023)	101,021	—	(4,002)
Citigroup Global Markets	(63,641)	63,641	—	—
Goldman Sachs & Co.	(16,365)	15,744	—	(621)
Hong Kong & Shanghai Bank	(10,951)	—	—	(10,951)
JPMorgan Chase	(7,527)	7,527	—	—
Morgan Stanley	(25,884)	25,884	—	—
UBS AG	(32,561)	32,561	—	—

	$(323,927)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Collateral amount disclosed by the Fund is limited to the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Prudential International Bond Fund	35

Statement of Assets & Liabilities (unaudited)

as of April 30, 2017

Assets
Investments at value:
Unaffiliated investments (cost $23,837,635)	$24,569,729
Affiliated investments (cost $593,406)	593,406
Foreign currency, at value (cost $93,906)	94,036
Deposit with broker for futures and centrally cleared swaps	458,338
Unrealized appreciation on OTC forward foreign currency exchange contracts	226,951
Interest receivable	213,648
Receivable for investments sold	30,520
Unrealized appreciation on OTC swap agreements	26,317
Premium paid for OTC swap agreements	9,981
Receivable from advisor	8,297
Unrealized appreciation on OTC cross currency exchange contracts	2,381
Due from broker—variation margin swaps	1,187
Due from broker—variation margin futures	349
Prepaid expenses	460

Total assets	26,235,600

Liabilities
Options written outstanding, at value (premiums received $163,237)	147,414
Payable for investments purchased	130,683
Unrealized depreciation on OTC forward foreign currency exchange contracts	130,058
Premium received for OTC swap agreements	22,264
Unrealized depreciation on OTC swap agreements	19,726
Unrealized depreciation on OTC cross currency exchange contracts	4,465
Accrued expenses	697
Affiliated transfer agent fee payable	51
Distribution fee payable	11

Total liabilities	455,369

Net Assets	$25,780,231

Net assets were comprised of:
Common stock, at par	$2,524
Paid-in capital in excess of par	25,241,918

25,244,442
Distributions in excess of net investment income	(113,483)
Accumulated net realized loss on investment and foreign currency transactions	(336,433)
Net unrealized appreciation on investments and foreign currencies	985,705

Net assets, April 30, 2017	$25,780,231

See Notes to Financial Statements.

36

Class A
Net asset value and redemption price per share,
($10,342 ÷ 1,013 shares of common stock issued and outstanding)	$10.21
Maximum sales charge (4.50% of offering price)	0.48

Maximum offering price to public	$10.69

Class C
Net asset value, offering price and redemption price per share,
($10,257 ÷ 1,004.4 shares of common stock issued and outstanding)	$10.21

Class Q
Net asset value, offering price and redemption price per share,
($25,749,336 ÷ 2,521,208 shares of common stock issued and outstanding)	$10.21

Class Z
Net asset value, offering price and redemption price per share,
($10,296 ÷ 1,008 shares of common stock issued and outstanding)	$10.21

See Notes to Financial Statements.

Prudential International Bond Fund	37

Statement of Operations (unaudited)

Period* Ended April 30, 2017

Net Investment Income (Loss)
Income
Interest income	$156,445
Affiliated dividend income	5,161

Total income	161,606

Expenses
Management fee	47,739
Distribution fee—Class A	10
Distribution fee—Class C	38
Custodian and accounting fees	29,000
Registration fees	27,000
Legal fees and expenses	19,000
Audit fee	17,000
Shareholders’ reports	13,000
Trustees’ fees	3,000
Transfer agent’s fees and expenses (including affiliated expense of $100)	500
Miscellaneous	11,066

Total expenses	167,353
Less: Management fee waiver and/or expense reimbursement	(96,650)

Net expenses	70,703

Net investment income (loss)	90,903

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	19,076
Futures transactions	29,764
Options written transactions	3,048
Swap agreements transactions	25,467
Foreign currency transactions	(413,788)

(336,433)

Net change in unrealized appreciation (depreciation) on:
Investments	732,094
Futures	58,935
Written Options	15,823
Swap agreements	79,777
Foreign currencies	99,076

985,705

Net gain (loss) on investment and foreign currency transactions	649,272

Net Increase (Decrease) In Net Assets Resulting From Operations	$740,175

*	Commencement of operations was December 14, 2016.

See Notes to Financial Statements.

38

Statement of Changes in Net Assets (unaudited)

December 14, 2016* through April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$90,903
Net realized gain (loss) on investment and foreign currency transactions	(336,433)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	985,705

Net increase (decrease) in net assets resulting from operations	740,175

Dividends from net investment income
Class A	(72)
Class C	(45)
Class Q	(204,187)
Class Z	(82)

(204,386)

Fund share transactions
Net proceeds from shares sold	25,040,056
Net asset value of shares issued in reinvestment of dividends and distributions	204,386

Net increase (decrease) in net assets from Fund share transactions	25,244,442

Total increase (decrease)	25,780,231

Net Assets:
Beginning of period	—

End of period	$25,780,231

*	Commencement of operations.

See Notes to Financial Statements.

Prudential International Bond Fund	39

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 9 (the “Trust”) registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company and currently consists of five funds: Prudential QMA Large-Cap Core Equity Fund, Prudential Absolute Return Bond Fund, Prudential Select Real Estate Fund, Prudential Real Estate Income Fund and Prudential International Bond Fund (the “Fund”). These financial statements relate to Prudential International Bond Fund, a non-diversified fund. The financial statements of the other funds are not presented herein. The Trust was organized as a business trust in Delaware on September 18, 1998. The Fund commenced investment operations on December 14, 2016.

The Fund’s investment objective is to seek total return, made up of current income and capital appreciation.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

40

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing significant unobservable inputs in the

Prudential International Bond Fund	41

Notes to Financial Statements (unaudited) (continued)

income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

42

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily

Prudential International Bond Fund	43

Notes to Financial Statements (unaudited) (continued)

fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts.

This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Upon entering into these contracts, risks may arise from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of

44

equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. OTC options also involve the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any

Prudential International Bond Fund	45

Notes to Financial Statements (unaudited) (continued)

change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of a swap contract. Payments received or paid by the Fund are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund may be subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swaps to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives from the buyer of protection an agreed upon payment throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases investment

46

risk because, in addition to its total assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Prudential International Bond Fund	47

Notes to Financial Statements (unaudited) (continued)

The Fund is party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the Fund may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2017, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected

48

on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class), and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the

Prudential International Bond Fund	49

Notes to Financial Statements (unaudited) (continued)

cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets up to $2 billion and .485% of the average daily net assets in excess of $2 billion. The effective management fee rate before any waivers and/or expense reimbursement was .50% for the period ended April 30, 2017. The management fee amount waived exceeded the management fee for the period ended April 30, 2017.

PGIM Investments has contractually agreed through February 28, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to .74% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25% and 1% of the average daily net assets of the Class A and C shares, respectively.

PIMS has advised the Fund that it has not received any front-end sales charges resulting from sales of Class A shares during the period ended April 30, 2017. From these fees, if any, PIMS pays such sales charges to affiliated broker-dealers, which in turn pays commissions to salespersons and incurs other distribution costs.

PIMS has advised the Fund that for the period ended April 30, 2017, it did not receive any contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively.

50

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common trustees, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund is disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for period ended April 30, 2017, were $32,663,322 and $9,030,541, respectively.

Transactions in options written during the period ended April 30, 2017, were as follows:

	Notional Amount	Premiums Received
Options outstanding at beginning of period	—	—
Written options	16,950,000	$173,009
Expired options	—	—
Closed options	(3,000,000)	(9,772)

Options outstanding at April 30, 2017	13,950,000	$163,237

Prudential International Bond Fund	51

Notes to Financial Statements (unaudited) (continued)

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2017 were as follows:

Tax Basis	$24,431,041

Appreciation	799,079
Depreciation	(66,985)

Net Unrealized Appreciation	$732,094

Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service.

Note 6. Capital

The Fund offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class C shares are sold with a CDSC of 1% on shares redeemed during the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

As of April 30, 2017, Prudential owned all of the shares of the Fund, with the exception of 6 shares of Class A.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value.

52

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Period* ended April 30, 2017:
Shares sold	1,006	$10,056
Shares issued in reinvestment of dividends and distributions	7	72

Net increase (decrease) in shares outstanding	1,013	$10,128

Class C
Period* ended April 30, 2017:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	4	45

Net increase (decrease) in shares outstanding	1,004	$10,045

Class Q
Period* ended April 30, 2017:
Shares sold	2,501,000	$25,010,000
Shares issued in reinvestment of dividends and distributions	20,208	204,187

Net increase (decrease) in shares outstanding	2,521,208	$25,214,187

Class Z	Shares	Amount
Period* ended April 30, 2017:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	8	82

Net increase (decrease) in shares outstanding	1,008	$10,082

*	Commencement of operations was December 14, 2016.

Note 7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. For the SCA, the Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund did not utilize the SCA during the period ended April 30, 2017.

Note 8. Recent Accounting Pronouncement and Reporting Update

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment

Prudential International Bond Fund	53

Notes to Financial Statements (unaudited) (continued)

companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Note 9. Other

At the Trust’s Board meeting in March, 2017, the Board of Trustees approved a change in the methodology of allocating certain expenses, like Transfer Agent (including sub-transfer agent and networking fees) and Blue Sky fees. The impact to the net assets of the Fund and individual share classes is not ascertainable at the present time. PGIM Investments expects to implement the changes by December 31, 2017.

54

Financial Highlights (unaudited)

Class A Shares
	December 14, 2016(a) through April 30, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investments	.25
Total from investment operations	.28
Less Dividends:
Dividends from net investment income	(.07)
Net asset value, end of period	$10.21
Total Return(c):	2.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	.99%	(e)
Expense before waivers and/or expense reimbursement	6.15%	(e)
Net investment income (loss)	.70%	(e)
Portfolio turnover rate	38%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential International Bond Fund	55

Financial Highlights (unaudited) (continued)

Class C Shares
	December 14, 2016(a) through April 30, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	-
Net realized and unrealized gain (loss) on investments	.25
Total from investment operations	.25
Less Dividends:
Dividends from net investment income	(.04)
Net asset value, end of period	$10.21
Total Return(c):	2.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.74%	(e)
Expense before waivers and/or expense reimbursement	6.89%	(e)
Net investment income (loss)	(.04)%	(e)
Portfolio turnover rate	38%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

56

Class Q Shares
	December 14, 2016(a) through April 30, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investments	.25
Total from investment operations	.29
Less Dividends:
Dividends from net investment income	(.08)
Net asset value, end of period	$10.21
Total Return(c):	2.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,749
Average net assets (000)	$25,223
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	.74%	(e)
Expense before waivers and/or expense reimbursement	1.75%	(e)
Net investment income (loss)	.95%	(e)
Portfolio turnover rate	38%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential International Bond Fund	57

Financial Highlights (unaudited) (continued)

Class Z Shares
	December 14, 2016(a) through April 30, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investments	.25
Total from investment operations	.29
Less Dividends:
Dividends from net investment income	(.08)
Net asset value, end of period	$10.21
Total Return(c):	2.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	.74%	(e)
Expense before waivers and/or expense reimbursement	5.87%	(e)
Net investment income (loss)	.95%	(e)
Portfolio turnover rate	38%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

58

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential International Return Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL INTERNATIONAL BOND FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	PXBAX	PXBCX	PXBQX	PXBZX
CUSIP	74441J738	74441J720	74441J712	74441J696

MF234E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 9

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 19, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 19, 2017